UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23063

Horizon Funds
(Exact name of registrant as specified in charter)

6210 Ardrey Kell Road, Suite 300

Charlotte, North Carolina 28277
(Address of principal executive offices) (Zip code)

Matthew Chambers

Horizon Funds

6210 Ardrey Kell Road, Suite 300

Charlotte, North Carolina 28277
(Name and address of agent for service)

(866) 371-2399

Registrant’s telephone number, including area code

Date of fiscal year end: November 30, 2023

Date of reporting period: December 1, 2022 through May 31, 2023

Item 1. Reports to Stockholders.

(a)

HORIZON FUNDS	Semi-Annual Report

Horizon Active Asset Allocation Fund			Horizon Active Risk Assist® Fund
Investor Class Advisor Class Institutional Class	Shares Shares Shares	AAANX HASAX HASIX	Investor Class Advisor Class Institutional Class	Shares Shares Shares	ARANX ARAAX ACRIX

Horizon Active Income Fund			Horizon Active Dividend Fund
Investor Class Advisor Class Institutional Class	Shares Shares Shares	AIMNX AIHAX AIRIX	Investor Class Advisor Class	Shares Shares	HNDDX HADUX

Horizon Defined Risk Fund			Horizon U.S. Defensive Equity Fund
Investor Class Advisor Class	Shares Shares	HNDRX HADRX	Investor Class Advisor Class	Shares Shares	USRAX USRTX

Horizon ESG & Defensive Core Fund			Horizon Tactical Fixed Income Fund
Investor Class Advisor Class	Shares Shares	HESGX HESAX	Investor Class Advisor Class	Shares Shares	HTFNX HTFAX

Horizon U.S. Defensive Small/Mid Cap Fund
Investor Class Advisor Class	Shares Shares	HSMNX HSMBX

May 31, 2023

Investor Information: 1-855-754-7932

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of HORIZON ACTIVE ASSET ALLOCATION FUND, HORIZON ACTIVE RISK ASSIST® FUND, HORIZON ACTIVE INCOME FUND, HORIZON ACTIVE DIVIDEND FUND, HORIZON DEFINED RISK FUND, HORIZON U.S. DEFENSIVE EQUITY FUND, HORIZON ESG & DEFENSIVE CORE FUND, HORIZON TACTICAL FIXED INCOME FUND and HORIZON U.S. DEFENSIVE SMALL/MID CAP FUND. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Horizon Funds

Table of Contents
Portfolio Review	1
Portfolio Composition	10
Portfolio of Investments	12
Statements of Assets and Liabilities	79
Statements of Operations	82
Statements of Changes in Net Assets	85
Financial Highlights	94
Notes to Financial Statements	115
Disclosure of Fund Expenses	132
Statement Regarding Liquidity Risk Management Program	134
Additional Information	136

Horizon Active Asset Allocation Fund

Portfolio Review (Unaudited)

May 31, 2023

The chart above assumes an initial gross investment of $10,000 made on January 31, 2012. The Fund’s performance figures are for the period ended May 31, 2023. The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained by calling 866-371-2399. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Performance figures for periods greater than one year are annualized.

The Fund’s gross expense ratios are 1.39%, 1.54% and 1.29% for the Investor, Advisor, and Institutional Classes as of the most recent prospectus dated March 30, 2023.

Average Annual Total Returns	One Year	Five Year	Ten Year	Since Commencement of Operations (1)
Horizon Active Asset Allocation Fund - Investor Class(3)	-4.07%	4.84%	6.51%	7.42%
Horizon Active Asset Allocation Fund - Advisor Class(3)	-4.28%	4.69%	N/A	7.16%
Horizon Active Asset Allocation Fund - Institutional Class(3)	-4.04%	4.94%	N/A	7.62%
S&P 500 Total Return Index	2.92%	11.01%	11.99%	12.95%(2)
S&P Global BMI ex-US Index	-1.90%	2.03%	4.07%	4.85%(2)

(1)	Inception date is January 31, 2012 for Investor Class Shares, September 4, 2015 for Advisor Class Shares and September 9, 2016 for Institutional Class Shares.
(2)

The Since Commencement of Operations returns shown are from the commencement date of Horizon Active Asset Allocation Fund - Investor Class. The returns for the S&P 500 Total Return Index and S&P Global BMI ex-US Index since the commencement date of the Horizon Active Asset Allocation Fund - Advisor Class are 12.65% and 5.36%, respectively. The returns for the S&P 500 Total Return Index and S&P Global BMI ex-US Index since the commencement date of the Horizon Active Asset Allocation Fund - Institutional Class are 12.59% and 4.78%, respectively.

(3)	The returns reflect the actual performance for each period and do not include the impact of any adjustments made for financial reporting required by Generally Accepted Accounting Principles (GAAP).

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark.

The S&P Global BMI ex-US Index is a comprehensive, rules-based index that represents the composition of global stock markets. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark.

Horizon Active Risk Assist® Fund PORTFOLIO REVIEW (Unaudited) May 31, 2023

The chart above assumes an initial gross investment of $10,000 made on August 29, 2014. The Fund’s performance figures are for the period ended May 31, 2023. The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained by calling 866-371-2399. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Performance figures for periods greater than one year are annualized.

The Fund’s gross expense ratios are 1.32%, 1.47% and 1.22% for the Investor, Advisor, and Institutional Classes as of the most recent prospectus dated March 30, 2023.

Average Annual Total Returns	One Year	Five Year	Since Commencement of Operations (1)
Horizon Active Risk Assist® Fund - Investor Class(3)	-5.12%	1.09%	2.71%
Horizon Active Risk Assist® Fund - Advisor Class(3)	-5.24%	0.93%	3.65%
Horizon Active Risk Assist® Fund - Institutional Class(3)	-4.97%	1.21%	4.16%
Bloomberg US Aggregate Bond Index	-2.14%	0.81%	1.18%(2)
S&P 500 Total Return Index	2.92%	11.01%	10.84%(2)
S&P Global BMI ex-US Index	-1.90%	2.03%	2.83%(2)

(1)	Inception date is August 29, 2014 for Investor Class Shares, September 4, 2015 for Advisor Class Shares and September 9, 2016 for Institutional Class Shares.
(2)

The Since Commencement of Operations returns shown are from the commencement date of Horizon Active Risk Assist® Fund - Investor Class. The returns for the Bloomberg US Aggregate Bond Index, S&P 500 Total Return Index, and S&P Global BMI ex-US Index since the commencement date of the Horizon Active Risk Assist® Fund - Advisor Class are 1.09%, 12.64%, and 5.36%, respectively. The returns for the Bloomberg US Aggregate Bond Index, S&P 500 Total Return Index, and S&P Global BMI ex-US Index since the commencement date of the Horizon Active Risk Assist® Fund - Institutional Class are 0.52%, 12.59%, and 4.78%, respectively.

(3)	The returns reflect the actual performance for each period and do not include the impact of any adjustments made for financial reporting required by Generally Accepted Accounting Principles (GAAP).

The Bloomberg US Aggregate Bond Index is a market-capitalization-weighted index that covers the USD denominated, investment-grade (rated Baa3 or above by Moody’s), fixed-rate, and taxable areas of the bond market. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark.

The S&P Global BMI ex-US Index is a comprehensive, rules-based index that represents the composition of global stock markets. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark.

Horizon Active Income Fund PORTFOLIO REVIEW (Unaudited) May 31, 2023

The chart above assumes an initial gross investment of $10,000 made on September 30, 2013. The Fund’s performance figures are for the period ended May 31, 2023. The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained by calling 866-371-2399. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Performance figures for periods greater than one year are annualized.

The Fund’s gross expense ratios are 1.22%, 1.37% and 1.12% for the Investor, Advisor, and Institutional Classes as of the most recent prospectus dated March 30, 2023.

Average Annual Total Returns	One Year	Five Year	Since Commencement of Operations (1)
Horizon Active Income Fund - Investor Class(3)	-2.93%	-0.42%	-0.07%
Horizon Active Income Fund - Advisor Class(3)	-3.15%	-0.59%	-0.37%
Horizon Active Income Fund - Institutional Class(3)	-2.95%	-0.37%	-0.60%
Bloomberg US Aggregate Bond Index	-2.14%	0.81%	1.55%(2)

(1)	Inception date is September 30, 2013 for Investor Class Shares, February 8, 2016 for Advisor Class Shares and September 9, 2016 for Institutional Class Shares.
(2)

The Since Commencement of Operations returns shown are from the commencement date of Horizon Active Income Fund - Investor Class. The returns for the Bloomberg US Aggregate Bond Index since the commencement date of the Horizon Active Income Fund - Advisor Class and the Horizon Active Income Fund - Institutional Class are 0.91% and 0.52%, respectively.

(3)	The returns reflect the actual performance for each period and do not include the impact of any adjustments made for financial reporting required by Generally Accepted Accounting Principles (GAAP).

The Bloomberg US Aggregate Bond Index is a market-capitalization-weighted index that covers the USD denominated, investment-grade (rated Baa3 or above by Moody’s), fixed-rate, and taxable areas of the bond market. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark.

Horizon Active Dividend Fund PORTFOLIO REVIEW (Unaudited) May 31, 2023

The chart above assumes an initial gross investment of $10,000 made on December 28, 2016. The Fund’s performance figures are for the period ended May 31, 2023. The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained by calling 866-371-2399. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Performance figures for periods greater than one year are annualized.

The Fund’s gross expense ratios are 1.13% and 1.29% for the Investor and Advisor Classes as of the most recent prospectus dated March 30, 2023.

Average Annual Total Returns	One Year	Five Year	Since Commencement of Operations (1)
Horizon Active Dividend Fund - Investor Class(4)	-7.37%	2.42%	5.25%
Horizon Active Dividend Fund - Advisor Class(4)	-7.51%	2.27%	3.97%
MSCI World High Dividend Yield Index(3)	-2.86%	6.17%	7.23%(2)
S&P Global 100 Index	5.58%	11.51%	12.47%(2)

(1)	Inception date is December 28, 2016 for Investor Class Shares and June 20, 2017 for Advisor Class Shares.
(2)

The Since Commencement of Operations returns shown are from the commencement date of Horizon Active Dividend Fund - Investor Class. The returns for the MSCI World High Dividend Yield Index and S&P Global 100 Index - Advisor Class are 5.91% and 11.47%, respectively.

(3)

The MSCI World High Dividend Yield Index has replaced the S&P Global 100 Index as the Fund’s primary bencharmk index. The Advisor believes that the new index is more appropriate given the Fund’s holdings.

(4)	The returns reflect the actual performance for each period and do not include the impact of any adjustments made for financial reporting required by Generally Accepted Accounting Principles (GAAP).

The MSCI World High Dividend Yield Index is based on the MSCI World Index, its parent index, and includes large- and mid-cap stocks across 23 developed markets countries. The index is designed to reflect the performance of equities in the parent index (excluding REITs) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The index also applies quality screens and reviews 12-month past performance to omit stocks with potentially deteriorating fundamentals that could force them to cut or reduce dividends. Investors cannot directly invest in an index.

The S&P Global 100 Index measures the performance of multi-national, blue chip companies of major importance in the global equity markets. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark.

Horizon Defined Risk Fund PORTFOLIO REVIEW (Unaudited) May 31, 2023

The chart above assumes an initial gross investment of $10,000 made on December 28, 2017. The Fund’s performance figures are for the period ended May 31, 2023. The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained by calling 866-371-2399. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Performance figures for periods greater than one year are annualized.

The Fund’s gross expense ratios are 1.12% and 1.26% for the Investor and Advisor Classes as of the most recent prospectus dated March 30, 2023.

Average Annual Total Returns	One Year	Five Year	Since Commencement of Operations (1)
Horizon Defined Risk Fund - Investor Class(3)	5.80%	5.32%	4.76%
Horizon Defined Risk Fund - Advisor Class(3)	5.64%	5.16%	4.47%
Bloomberg US Treasury 1-3 Years Index	0.03%	1.03%	0.97%(2)
S&P 500 Total Return Index	2.92%	11.01%	10.42%(2)

(1)	Inception date is December 28, 2017 for Investor Class Shares and February 2, 2018 for Advisor Class Shares.
(2)

The Since Commencement of Operations returns shown are from the commencement date of Horizon Defined Risk Fund - Investor Class. The returns for the Bloomberg US Treasury 1-3 Years Index and the S&P 500 Total Return Index since the commencement date of the Horizon Defined Risk Fund - Advisor Class are 1.04%, and 10.03%, respectively.

(3)	The returns reflect the actual performance for each period and do not include the impact of any adjustments made for financial reporting required by Generally Accepted Accounting Principles (GAAP).

The Bloomberg U S Treasury 1-3 Years Index measures the performance of the US government bond market and includes public obligations of the U.S. Treasury with a maturity between 1 and up to (but not including) 3 years. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark.

Horizon U.S. Defensive Equity Fund PORTFOLIO REVIEW (Unaudited) May 31, 2023

The chart above assumes an initial gross investment of $10,000 made on June 26, 2019. The Fund’s performance figures are for the period ended May 31, 2023. The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained by calling 866-371-2399. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Performance figures for periods greater than one year are annualized.

The Fund’s gross expense ratios are 1.12% and 1.27% for the Investor and Advisor Classes as of the most recent prospectus dated March 30, 2023.

Average Annual Total Returns	One Year	Since Commencement of Operations (1)
Horizon U.S. Defensive Equity Fund - Investor Class(3)	0.33%	6.93%
Horizon U.S. Defensive Equity Fund - Advisor Class(3)	0.21%	6.45%
S&P 500 Total Return Index	2.92%	11.47%(2)

(1)	Inception date is June 26, 2019 for Investor Class Shares and January 31, 2020 for Advisor Class Shares
(2)

The Since Commencement of Operations returns shown are from the commencement date of Horizon U.S. Defensive Equity Fund - Investor Class. The returns for the S&P 500 Total Return Index since the commencement date of the Horizon U.S. Defensive Equity Fund - Advisor Class are 9.88%.

(3)	The returns reflect the actual performance for each period and do not include the impact of any adjustments made for financial reporting required by Generally Accepted Accounting Principles (GAAP).

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark.

Horizon ESG & Defensive Core Fund PORTFOLIO REVIEW (Unaudited) May 31, 2023

The chart above assumes an initial gross investment of $10,000 made on December 26, 2019. The Fund’s performance figures are for the period ended May 31, 2023. The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained by calling 866-371-2399. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Performance figures for periods greater than one year are annualized.

The Fund’s gross expense ratios are 1.07% and 1.21% for the Investor and Advisor Classes as of the most recent prospectus dated March 30, 2023.

Average Annual Total Returns	One Year	Since Commencement of Operations (1)
Horizon ESG & Defensive Core Fund - Investor Class(3)	-1.01%	8.93%
Horizon ESG & Defensive Core Fund - Advisor Class(3)	-1.15%	8.75%
MSCI USA Index	2.82%	9.36%(2)

(1)	Inception date is December 26, 2019 for Investor Class Shares and January 8, 2020 for Advisor Class Shares.
(2)

The Since Commencement of Operations returns shown are from the commencement date of Horizon ESG & Defensive Core Fund - Investor Class. The return for the MSCI USA Index since the commencement date of the Horizon ESG & Defensive Core Fund - Advisor Class is 9.29%.

(3)	The returns reflect the actual performance for each period and do not include the impact of any adjustments made for financial reporting required by Generally Accepted Accounting Principles (GAAP).

The MSCI USA Index is designed to measure the performance of the large and mid cap segments of the US market. With 625 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in the US. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark.

Horizon Tactical Fixed Income Fund PORTFOLIO REVIEW (Unaudited) May 31, 2023

The chart above assumes an initial gross investment of $10,000 made on December 20, 2022. The Fund’s performance figures are for the period ended May 31, 2023. The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained by calling 866-371-2399. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Performance figures for periods greater than one year are annualized.

The Fund’s gross expense ratios are 1.18% and 1.33% for the Investor and Advisor Classes as of the most recent prospectus dated March 30, 2023.

Average Annual Total Returns	Since Commencement of Operations (1)
Horizon Tactical Fixed Income Fund - Investor Class(3)	-3.31%
Horizon Tactical Fixed Income Fund - Advisor Class(3)	-2.73%
Bloomberg US Aggregate Bond Index	1.53%(2)

(1)	Inception date is December 20, 2022 for Investor Class Shares and March 7, 2023 for Advisor Class Shares.
(2)

The Since Commencement of Operations returns shown are from the commencement date of Horizon Tactical Fixed Income Fund - Investor Class. The return for the Bloomberg US Aggregate Bond Index since the commencement date of the Horizon Tactical Fixed Income Fund - Advisor Class is 2.47%.

(3)	The returns reflect the actual performance for each period and do not include the impact of any adjustments made for financial reporting required by Generally Accepted Accounting Principles (GAAP).

The Bloomberg US Aggregate Bond Index is a market-capitalization-weighted index that covers the USD denominated, investment-grade (rated Baa3 or above by Moody’s), fixed-rate, and taxable areas of the bond market. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark.

Horizon U.S. Defensive Small/Mid Cap Fund PORTFOLIO REVIEW (Unaudited) May 31, 2023

The chart above assumes an initial gross investment of $10,000 made on December 20, 2022. The Fund’s performance figures are for the period ended May 31, 2023. The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained by calling 866-371-2399. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Performance figures for periods greater than one year are annualized.

The Fund’s gross expense ratios are 1.10% and 1.25% for the Investor and Advisor Classes as of the most recent prospectus dated March 30, 2023.

Average Annual Total Returns	Since Commencement of Operations (1)
Horizon U.S. Defensive Small/Mid Cap Fund - Investor Class(3)	1.36%
Horizon U.S. Defensive Small/Mid Cap Fund - Advisor Class(3)	-5.77%
S&P 1000 Total Return Index	0.33%(2)

(1)	Inception date is December 20, 2022 for Investor Class Shares and March 7, 2023 for Advisor Class Shares.
(2)

The Since Commencement of Operations returns shown are from the commencement date of Horizon Tactical Fixed Income Fund - Investor Class. The return for the S&P 1000 Total Return Index since the commencement date of the Horizon Tactical Fixed Income Fund - Advisor Class is -6.92%.

(3)	The returns reflect the actual performance for each period and do not include the impact of any adjustments made for financial reporting required by Generally Accepted Accounting Principles (GAAP).

The S&P 1000® Index combines the S&P MidCap 400® and the S&P SmallCap 600® to form an investable benchmark for the mid- to small-cap segment of the U.S. equity market. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark.

Horizon Funds

Portfolio Composition (Unaudited)

May 31, 2023

Horizon Active Asset Allocation Fund Portfolio Composition as of May 31, 2023:

% of Total Investments
Investment Companies	85.2%
Purchased Call Options	0.0%(a)
Short-Term Investments	0.9%
Investments Purchased With Proceeds From Securities Lending	13.9%
100.0%

Horizon Active Risk Assist® Fund Portfolio Composition as of May 31, 2023:

% of Total Investments
Investment Companies	90.4%
Common Stocks	1.0%
Purchased Call Options	0.0%(a)
Purchased Put Options	0.1%
Short-Term Investments	0.1%
Investments Purchased With Proceeds From Securities Lending	8.4%
100.0%

Horizon Active Income Fund Portfolio Composition as of May 31, 2023:

% of Total Investments
Investment Companies	85.6%
Short-Term Investments	0.6%
Investments Purchased With Proceeds From Securities Lending	13.8%
100.0%

Horizon Active Dividend Fund Portfolio Composition as of May 31, 2023:

% of Total Investments
Common Stocks	96.6%
Preferred Stocks	0.2%
Short-Term Investments	1.7%
Investments Purchased With Proceeds From Securities Lending	1.5%
100.0%

Horizon Funds PORTFOLIO COMPOSITION (Unaudited) (Continued) May 31, 2023

Horizon Defined Risk Fund Portfolio Composition as of May 31, 2023:

% of Total Investments
Common Stocks	95.5%
Purchased Put Options	1.1%
Short-Term Investments	3.3%
Investments Purchased With Proceeds From Securities Lending	0.1%
100.0%

Horizon U.S. Defensive Equity Fund Portfolio Composition as of May 31, 2023:

% of Total Investments
Common Stocks	99.8%
Short-Term Investments	0.2%
100.0%

Horizon ESG & Defensive Core Fund Portfolio Composition as of May 31, 2023:

% of Total Investments
Common Stocks	99.8%
Short-Term Investments	0.2%
100.0%

Horizon Tactical Fixed Income Fund Portfolio Composition as of May 31, 2023:

% of Total Investments
Investment Companies	99.9%
Short-Term Investments	0.1%
100.0%

Horizon U.S. Defensive Small/Mid Cap Fund Portfolio Composition as of May 31, 2023:

% of Total Investments
Common Stocks	98.3%
Short-Term Investments	1.7%
100.0%

(a)	Rounds to less than 0.1%

Data expressed excludes written options. Please refer to the Portfolio of Investments in this report for a detailed analysis of the Funds’ holdings.

Horizon Active Asset Allocation Fund

Portfolio of Investments (Unaudited)

May 31, 2023

Shares			Value
	INVESTMENT COMPANIES — 99.2%
	Exchange Traded Funds — 99.2%
435	Consumer Staples Select Sector SPDR Fund		$31,612
1,665	Financial Select Sector SPDR Fund		52,880
329,379	Invesco QQQ Trust Series 1 (a)		114,620,598
1,218,373	iShares Core MSCI EAFE ETF		80,449,169
812,907	iShares Core S&P Small-Cap ETF		75,136,994
1,200,928	iShares Edge MSCI USA Quality Factor ETF		152,637,949
879	iShares Latin America 40 ETF		21,659
755,363	iShares MSCI All Country Asia ex Japan ETF		48,955,076
707,815	iShares MSCI China ETF		30,605,921
1,259	iShares MSCI EAFE Minimum Volatility ETF (a)		84,806
1,459,924	iShares MSCI Eurozone ETF (a)		64,426,446
1,096,081	iShares MSCI Japan ETF (a)		65,041,447
573,138	iShares MSCI USA Minimum Volatility ETF		40,944,979
531	iShares MSCI USA Momentum Factor ETF		71,951
460	iShares Select Dividend ETF		49,910
752	KraneShares CSI China Internet ETF		18,762
455	Pacer US Cash Cows 100 ETF		20,188
545	Principal US Mega-Cap ETF		22,530
1,222,164	SPDR Portfolio Emerging Markets ETF (a)		40,575,845
2,070,894	SPDR Portfolio S&P 500 Growth ETF (a)		119,262,785
1,868	SPDR Portfolio S&P 500 Value ETF		75,934
174	VanEck Semiconductor ETF		25,113
1,468	X-Trackers Harvest CSI 300 China A-Shares ETF		39,240
	TOTAL INVESTMENT COMPANIES (Cost - $827,715,484)		833,171,794

Contracts		Notional Amount
	PURCHASED OPTIONS — 0.0% (b)(c)(d)
	PURCHASED CALL OPTIONS — 0.0%
	iShares MSCI EAFE ETF
8,000	Expiration: July 2023, Exercise Price: $78.00	$56,536,000	16,000
8,000	Expiration: August 2023, Exercise Price: $79.00	56,536,000	36,000
	TOTAL PURCHASED OPTIONS (Cost - $373,200)		52,000

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund

Portfolio of Investments (Unaudited)
May 31, 2023

Shares		Value
	SHORT TERM INVESTMENTS — 1.0%
	Money Market Funds — 1.0%
8,280,308	First American Treasury Obligations Fund, Class X, 5.01% (e)	$8,280,308
	TOTAL SHORT TERM INVESTMENTS (Cost - $8,280,308)	8,280,308

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 16.2%
136,004,686	First American Government Obligations Fund, Class X, 4.91% (e)	136,004,686
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $136,004,686)	136,004,686

	TOTAL INVESTMENTS — 116.4% (Cost - $972,373,678)	977,508,788
	Liabilities in Excess of Other Assets — (16.4)%	(138,050,475)
	NET ASSETS — 100.0%	$839,458,313

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is out on loan as of May 31, 2023.

(b)	Rounds to less than 0.1%

(c)	Each option is exercisable into 100 shares of the underlying security.

(d)	Non-income producing security.

(e)	Interest rate reflects the seven-day yield on May 31, 2023.

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Unaudited) May 31, 2023

Shares		Value
	INVESTMENT COMPANIES — 98.8%
	Exchange Traded Funds — 98.8%
426,331	Invesco QQQ Trust Series 1	$148,358,925
799,918	Invesco S&P 500 Equal Weight ETF (f)	111,676,552
146,021	iShares Core S&P Mid-Cap ETF	35,077,165
1,030,621	iShares Edge MSCI USA Quality Factor ETF	130,991,929
537,182	iShares MSCI All Country Asia ex Japan ETF	34,814,765
348,547	iShares MSCI EAFE Minimum Volatility ETF (f)	23,478,126
823,784	iShares MSCI USA Minimum Volatility ETF	58,851,129
8,251,548	SPDR Portfolio Developed World ex-US ETF	261,574,072
4,269,296	SPDR Portfolio Emerging Markets ETF	141,740,627
1,980,052	SPDR Portfolio S&P 500 Growth ETF (e)	114,031,195
3,597,133	SPDR Portfolio S&P 500 Value ETF (e)	146,223,456
	TOTAL INVESTMENT COMPANIES (Cost - $1,185,677,177)	1,206,817,941

	COMMON STOCKS — 1.0%
	Accommodation and Food Services — 0.0% (b)
549	Caesars Entertainment, Inc. (a)	22,515

	Administrative and Support and Waste Management and Remediation Services — 0.0% (b)
29	Fair Isaac Corp. (a)	22,842

	Advertising — 0.0% (b)
592	Interpublic Group of Cos., Inc.	22,017
376	Omnicom Group, Inc.	33,159
		55,176
	Aerospace/Defense — 0.0% (b)
254	Boeing Co. (a)	52,248
20	General Dynamics Corp.	4,084
826	Howmet Aerospace, Inc.	35,311
34	L3Harris Technologies, Inc.	5,981
100	Teledyne Technologies, Inc. (a)	38,865
50	TransDigm Group, Inc.	38,683
		175,172
	Agriculture — 0.0% (b)
81	Archer Daniels Midland Co.	5,723

	Airlines — 0.0% (b)
1,027	Alaska Air Group, Inc. (a)	46,143
1,735	American Airlines Group, Inc. (a)	25,643
306	Delta Air Lines, Inc. (a)	11,117
428	Southwest Airlines Co.	12,784

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2023

Shares		Value
659	United Airlines Holdings, Inc. (a)	$31,280
		126,967
	Apparel — 0.0% (b)
308	Ralph Lauren Corp.	32,743
634	Tapestry, Inc.	25,373
1,460	VF Corp.	25,141
		83,257
	Auto Manufacturers — 0.0% (b)
33	Cummins, Inc.	6,746
422	Ford Motor Co.	5,064
143	General Motors Co.	4,635
421	PACCAR, Inc.	28,956
		45,401
	Auto Parts & Equipment — 0.0% (b)
238	Aptiv PLC (a)	20,963
817	BorgWarner, Inc.	36,218
		57,181
	Banks — 0.0% (b)
155	Bank of New York Mellon Corp.	6,231
559	Citigroup, Inc.	24,775
480	Citizens Financial Group, Inc.	12,374
748	Comerica, Inc.	27,003
443	Fifth Third Bancorp	10,752
387	First Republic Bank	103
1,127	Huntington Bancshares, Inc.	11,619
734	JPMorgan Chase & Co.	99,611
1,388	KeyCorp	12,964
89	M&T Bank Corp.	10,605
175	Northern Trust Corp.	12,586
33	PNC Financial Services Group, Inc.	3,822
1,565	Regions Financial Corp.	27,028
126	State Street Corp.	8,571
36	SVB Financial Group (a)	14
148	Truist Financial Corp.	4,510
858	Wells Fargo & Co.	34,157
1,246	Zions Bancorp NA	34,003
		340,728
	Beverages — 0.0% (b)
144	Brown-Forman Corp., Class B	8,895
29	Constellation Brands, Inc., Class A	7,046
736	Molson Coors Brewing Co., Class B	45,521
827	Monster Beverage Corp. (a)	48,479
		109,941

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2023

Shares		Value
	Biotechnology — 0.0% (b)
127	Biogen, Inc. (a)	$37,644
38	Bio-Rad Laboratories, Inc., Class A (a)	14,187
108	Corteva, Inc.	5,777
37	Illumina, Inc. (a)	7,276
219	Incyte Corp. (a)	13,480
45	Regeneron Pharmaceuticals, Inc. (a)	33,100
155	Vertex Pharmaceuticals, Inc. (a)	50,153
		161,617
	Building Materials — 0.0% (b)
155	Carrier Global Corp.	6,339
104	Johnson Controls International PLC	6,209
89	Martin Marietta Materials, Inc.	35,426
452	Masco Corp.	21,841
169	Vulcan Materials Co.	33,039
		102,854
	Chemicals — 0.0% (b)
109	Air Products & Chemicals, Inc.	29,336
42	Albemarle Corp.	8,128
207	Celanese Corp.	21,532
220	CF Industries Holdings, Inc.	13,532
134	Dow, Inc.	6,536
110	DuPont de Nemours, Inc.	7,391
327	Eastman Chemical Co.	25,208
144	FMC Corp.	14,988
144	International Flavors & Fragrances, Inc.	11,130
103	LyondellBasell Industries NV, Class A	8,811
337	Mosaic Co.	10,771
224	PPG Industries, Inc.	29,409
21	Sherwin-Williams Co.	4,783
		191,555
	Commercial Services — 0.0% (b)
26	Automatic Data Processing, Inc.	5,434
71	Cintas Corp.	33,522
215	Ecolab, Inc.	35,486
55	Equifax, Inc.	11,474
256	FleetCor Technologies, Inc. (a)	57,997
65	Gartner, Inc. (a)	22,286
192	Global Payments, Inc.	18,757
103	MarketAxess Holdings, Inc.	28,058
97	Moody’s Corp.	30,737
87	PayPal Holdings, Inc. (a)	5,393
210	Quanta Services, Inc.	37,292
403	Robert Half International, Inc.	26,203

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2023

Shares		Value
867	Rollins, Inc.	$34,090
22	United Rentals, Inc.	7,343
169	Verisk Analytics, Inc.	37,030
		391,102
	Computers — 0.1%
1,864	Apple, Inc.	330,394
284	Cognizant Technology Solutions Corp., Class A	17,747
3,510	DXC Technology Co. (a)	87,855
780	Fortinet, Inc. (a)	53,297
1,956	Hewlett Packard Enterprise Co.	28,206
667	HP, Inc.	19,383
35	International Business Machines Corp.	4,501
221	Leidos Holdings, Inc.	17,251
615	NetApp, Inc.	40,805
1,242	Western Digital Corp. (a)	48,103
		647,542
	Cosmetics/Personal Care — 0.0% (b)
63	Colgate-Palmolive Co.	4,686

	Distribution/Wholesale — 0.0% (b)
524	Copart, Inc. (a)	45,897
170	Fastenal Co.	9,154
329	LKQ Corp.	17,355
49	WW Grainger, Inc.	31,802
		104,208
	Diversified Financial Services — 0.1%
29	Ameriprise Financial, Inc.	8,656
73	Capital One Financial Corp.	7,607
289	CBOE Global Markets, Inc.	38,270
21	CME Group, Inc.	3,754
95	Discover Financial Services	9,760
680	Franklin Resources, Inc.	16,327
289	Intercontinental Exchange, Inc.	30,620
2,119	Invesco, Ltd.	30,471
312	MasterCard, Inc., Class A	113,886
193	Nasdaq, Inc.	10,683
138	Raymond James Financial, Inc.	12,468
597	Synchrony Financial	18,483
101	T. Rowe Price Group, Inc.	10,823
676	Visa, Inc., Class A	149,416
		461,224
	Electric — 0.1%
681	AES Corp.	13,443
395	Alliant Energy Corp.	20,327

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2023

Shares		Value
145	Ameren Corp.	$11,755
64	American Electric Power Co., Inc.	5,320
518	CenterPoint Energy, Inc.	14,613
256	CMS Energy Corp.	14,843
303	Consolidated Edison, Inc.	28,270
105	Dominion Energy, Inc.	5,279
113	DTE Energy Co.	12,159
441	Edison International	29,776
117	Entergy Corp.	11,489
335	Evergy, Inc.	19,380
135	Eversource Energy	9,346
666	Exelon Corp.	26,407
310	FirstEnergy Corp.	11,591
1,128	NRG Energy, Inc.	38,115
2,118	PG&E Corp. (a)	35,879
581	Pinnacle West Capital Corp.	44,900
499	PPL Corp.	13,074
155	Public Service Enterprise Group, Inc.	9,261
39	Sempra Energy	5,598
471	Southern Co.	32,852
104	WEC Energy Group, Inc.	9,084
118	Xcel Energy, Inc.	7,704
		430,465
	Electrical Components & Equipment — 0.0% (b)
61	AMETEK, Inc.	8,849
69	Emerson Electric Co.	5,360
		14,209
	Electronics — 0.0% (b)
47	Agilent Technologies, Inc.	5,437
258	Allegion PLC	27,023
141	Amphenol Corp., Class A	10,638
176	Fortive Corp.	11,459
148	Garmin, Ltd.	15,266
119	Keysight Technologies, Inc. (a)	19,254
6	Mettler-Toledo International, Inc. (a)	7,931
139	PerkinElmer, Inc.	16,030
28	Roper Technologies, Inc.	12,718
102	TE Connectivity, Ltd.	12,493
48	Waters Corp. (a)	12,059
		150,308
	Entertainment — 0.0% (b)
248	Live Nation Entertainment, Inc. (a)	19,825

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2023

Shares		Value
	Environmental Control — 0.0% (b)
831	Pentair PLC	$46,095
247	Republic Services, Inc.	34,983
29	Waste Management, Inc.	4,696
		85,774
	Finance and Insurance — 0.0% (b)
518	Arch Capital Group Ltd. (a)	36,105
586	Brown & Brown, Inc.	36,525
174	Signature Bank/New York NY	21
120	US Bancorp	3,588
		76,239
	Food — 0.0% (b)
315	Campbell Soup Co.	15,923
436	Conagra Brands, Inc.	15,203
489	General Mills, Inc.	41,154
165	Hershey Co.	42,851
311	Hormel Foods Corp.	11,896
112	J.M. Smucker Co.	16,418
190	Kellogg Co.	12,686
153	Kraft Heinz Co.	5,848
581	Kroger Co.	26,337
377	Lamb Weston Holdings, Inc.	41,922
188	McCormick & Co., Inc.	16,117
800	Mondelez International, Inc., Class A	58,728
94	Sysco Corp.	6,575
223	Tyson Foods, Inc., Class A	11,293
		322,951
	Forest Products & Paper — 0.0% (b)
600	International Paper Co.	17,664

	Gas — 0.0% (b)
283	Atmos Energy Corp.	32,624
1,298	NiSource, Inc.	34,903
		67,527
	Hand/Machine Tools — 0.0% (b)
86	Snap-on, Inc.	21,402
262	Stanley Black & Decker, Inc.	19,642
		41,044
	Health Care and Social Assistance — 0.0% (b)
65	Molina Healthcare, Inc. (a)	17,804

	Healthcare Products — 0.0% (b)
35	Align Technology, Inc. (a)	9,893

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2023

Shares		Value
349	Baxter International, Inc.	$14,211
1,014	Boston Scientific Corp. (a)	52,201
100	Cooper Cos., Inc.	37,153
853	Dentsply Sirona, Inc.	30,810
75	Edwards Lifesciences Corp. (a)	6,317
172	Hologic, Inc. (a)	13,569
15	IDEXX Laboratories, Inc. (a)	6,972
220	Intuitive Surgical, Inc. (a)	67,725
40	ResMed, Inc.	8,432
83	STERIS PLC	16,597
203	Stryker Corp.	55,943
112	Teleflex, Inc.	26,292
107	West Pharmaceutical Services, Inc.	35,805
246	Zimmer Biomet Holdings, Inc.	31,326
		413,246
	Healthcare Services — 0.0% (b)
113	ABIOMED, Inc. (a)	—
110	Centene Corp. (a)	6,865
665	DaVita, Inc. (a)	62,291
181	HCA Healthcare, Inc.	47,818
9	Humana, Inc.	4,517
35	IQVIA Holdings, Inc. (a)	6,892
61	Laboratory Corp. of America Holdings	12,964
130	Quest Diagnostics, Inc.	17,245
262	Universal Health Services, Inc., Class B	34,618
		193,210
	Home Builders — 0.0% (b)
377	DR Horton, Inc.	40,279
354	Lennar Corp., Class A	37,920
10	NVR, Inc. (a)	55,542
698	PulteGroup, Inc.	46,124
		179,865
	Home Furnishings — 0.0% (b)
274	Whirlpool Corp.	35,425

	Household Products/Wares — 0.0% (b)
108	Avery Dennison Corp.	17,402
370	Church & Dwight Co., Inc.	34,206
213	Clorox Co.	33,692
52	Kimberly-Clark Corp.	6,983
		92,283
	Housewares — 0.0% (b)
4,164	Newell Brands, Inc.	34,603

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2023

Shares		Value
	Information — 0.0% (b)
705	Ceridian HCM Holding, Inc. (a)	$43,604
142	CoStar Group, Inc. (a)	11,275
43	FactSet Research Systems, Inc.	16,550
37,560	Lumen Technologies, Inc.	74,369
307	PTC, Inc. (a)	41,261
545	Warner Bros Discovery, Inc. (a)	6,148
		193,207
	Insurance — 0.1%
102	Aflac, Inc.	6,549
73	Allstate Corp.	7,917
125	American International Group, Inc.	6,604
125	Aon PLC, Class A	38,536
179	Arthur J Gallagher & Co.	35,859
364	Assurant, Inc.	43,676
595	Berkshire Hathaway, Inc., Class B (a)	191,043
134	Cincinnati Financial Corp.	12,931
102	Everest Re Group Ltd.	34,682
217	Globe Life, Inc.	22,390
169	Hartford Financial Services Group, Inc.	11,580
2,476	Lincoln National Corp.	51,798
343	Loews Corp.	19,208
85	MetLife, Inc.	4,212
191	Principal Financial Group, Inc.	12,503
250	Progressive Corp.	31,977
98	Prudential Financial, Inc.	7,712
38	Travelers Cos., Inc.	6,431
46	Willis Towers Watson PLC	10,067
264	WR Berkley Corp.	14,700
		570,375
	Internet — 0.1%
22	Booking Holdings, Inc. (a)	55,193
104	CDW Corp.	17,856
281	eBay, Inc.	11,954
179	Expedia Group, Inc. (a)	17,132
437	F5 Networks, Inc. (a)	64,492
1,383	Meta Platfroms Inc., Class A (a)	366,108
2,953	Gen Digital, Inc.	51,796
180	Netflix, Inc. (a)	71,141
131	VeriSign, Inc. (a)	29,255
		684,927
	Iron/Steel — 0.0% (b)
41	Nucor Corp.	5,414

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2023

Shares		Value
	Leisure Time — 0.0% (b)
2,270	Carnival Corp. (a)(f)	$25,492
3,158	Norwegian Cruise Line Holdings Ltd. (a)	46,896
511	Royal Caribbean Cruises Ltd. (a)	41,376
		113,764
	Lodging — 0.0% (b)
51	Hilton Worldwide Holdings, Inc.	6,942
683	Las Vegas Sands Corp. (a)	37,654
32	Marriott International, Inc., Class A	5,369
376	MGM Resorts International	14,773
366	Wynn Resorts Ltd.	36,124
		100,862
	Machinery - Diversified — 0.0% (b)
89	Dover Corp.	11,866
69	IDEX Corp.	13,742
542	Ingersoll Rand, Inc.	30,710
360	Otis Worldwide Corp.	28,623
27	Rockwell Automation, Inc.	7,522
141	Wabtec Corp.	13,061
148	Xylem, Inc.	14,830
		120,354
	Manufacturing — 0.1%
108	Axon Enterprise, Inc. (a)	20,834
314	Bio-Techne Corp.	25,682
311	Catalent, Inc. (a)	11,579
82	Enphase Energy, Inc. (a)	14,258
98	GE HealthCare Technologies, Inc.	7,792
323	Generac Holdings, Inc. (a)	35,181
702	General Electric Co.	71,274
60	Insulet Corp. (a)	16,455
149	Keurig Dr Pepper, Inc.	4,637
231	Linde Plc	81,695
35	Moderna, Inc. (a)	4,470
45	Monolithic Power Systems, Inc.	22,046
99	Nordson Corp.	21,575
62	NXP Semiconductors NV	11,104
183	ON Semiconductor Corp. (a)	15,299
2,021	Organon & Co.	39,187
643	Seagate Technology Holdings Plc	38,644
149	SolarEdge Technologies, Inc. (a)	42,440
108	Steel Dynamics, Inc.	9,925
308	Teradyne, Inc.	30,859
876	Trimble, Inc. (a)	40,883
		565,819

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2023

Shares		Value
	Media — 0.0% (b)
15	Charter Communications, Inc., Class A (a)	$4,892
1,458	Comcast Corp., Class A	57,372
4,563	DISH Network Corp., Class A (a)	29,340
469	Fox Corp., Class A	14,633
1,798	News Corp., Class A	32,921
1,002	Paramount Global, Class B (f)	15,241
		154,399
	Mining — 0.0% (b)
118	Freeport-McMoRan, Inc.	4,052
562	Newmont Goldcorp Corp.	22,789
		26,841
	Mining, Quarrying, and Oil and Gas Extraction — 0.0% (b)
652	APA Corp.	20,720
412	Targa Resources Corp.	28,037
		48,757
	Miscellaneous Manufacturing — 0.0% (b)
43	3M Co.	4,012
613	AO Smith Corp.	39,195
23	Eaton Corp PLC	4,046
18	Parker-Hannifin Corp.	5,768
271	Textron, Inc.	16,767
35	Trane Technologies PLC	5,713
		75,501
	Office/Business Equipment — 0.0% (b)
117	Zebra Technologies Corp., Class A (a)	30,721

	Oil & Gas — 0.0% (b)
541	Cabot Oil & Gas Corp.	12,578
155	Devon Energy Corp.	7,145
77	Diamondback Energy, Inc.	9,791
34	EOG Resources, Inc.	3,648
765	EQT Corp.	26,599
969	Exxon Mobil Corp.	99,012
200	Hess Corp.	25,334
737	Marathon Oil Corp.	16,332
222	Marathon Petroleum Corp.	23,290
74	Occidental Petroleum Corp.	4,267
53	Phillips 66	4,855
29	Pioneer Natural Resources Co.	5,784
40	Valero Energy Corp.	4,282
		242,917

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2023

Shares		Value
	Oil & Gas Services — 0.0% (b)
315	Baker Hughes & GE Co.	$8,584
247	Halliburton Co.	7,076
489	Schlumberger, Ltd.	20,944
		36,604
	Packaging & Containers — 0.0% (b)
1,481	Amcor PLC	14,277
557	Ball Corp.	28,496
167	Packaging Corp of America	20,713
875	Sealed Air Corp.	33,119
1,182	Westrock Co.	33,108
		129,713
	Pharmaceuticals — 0.1%
451	AbbVie, Inc.	62,220
57	AmerisourceBergen Corp.	9,699
16	Becton Dickinson & Co.	3,868
443	Cardinal Health, Inc.	36,459
294	DexCom, Inc. (a)	34,474
554	Eli Lilly & Co.	237,921
328	Henry Schein, Inc. (a)	24,239
17	McKesson Corp.	6,644
1,383	Merck & Co., Inc.	152,697
2,212	Viatris, Inc.	20,240
259	Zoetis, Inc.	42,220
		630,681
	Pipelines — 0.0% (b)
415	Kinder Morgan, Inc.	6,686
397	ONEOK, Inc.	22,494
241	Williams Cos., Inc.	6,907
		36,087
	Professional, Scientific, and Technical Services — 0.0% (b)
121	Charles River Laboratories International, Inc. (a)	23,399
110	EPAM Systems, Inc. (a)	28,228
152	Jacobs Solutions, Inc.	16,659
717	Match Group, Inc. (a)	24,737
		93,023
	Real Estate — 0.0% (b)
348	CBRE Group, Inc., Class A (a)	26,072

	Real Estate Investment Trusts — 0.0% (b)
90	Alexandria Real Estate Equities, Inc.	10,211
152	AvalonBay Communities, Inc.	26,445
518	Boston Properties, Inc.	25,211

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2023

Shares		Value
207	Camden Property Trust	$21,626
34	Crown Castle International Corp.	3,849
85	Digital Realty Trust, Inc.	8,709
48	Equinix, Inc.	35,786
193	Equity Residential	11,734
89	Essex Property Trust, Inc.	19,229
77	Extra Space Storage, Inc.	11,109
331	Federal Realty OP LP	29,194
1,008	Healthpeak Properties, Inc.	20,120
1,432	Host Hotels & Resorts, Inc.	23,771
909	Invitation Homes, Inc.	30,797
612	Iron Mountain, Inc.	32,693
1,168	Kimco Realty Corp.	21,468
97	Mid-America Apartment Communities, Inc.	14,265
270	Prologis, Inc.	33,629
88	Public Storage	24,930
102	Realty Income Corp.	6,063
430	Regency Centers Corp.	24,196
41	SBA Communications Corp.	9,093
63	Simon Property Group, Inc.	6,625
492	UDR, Inc.	19,518
323	Ventas, Inc.	13,934
843	VICI Properties, Inc.	26,074
383	Welltower, Inc.	28,576
382	Weyerhaeuser Co.	10,948
		549,803
	Retail — 0.0% (b)
274	Advance Auto Parts, Inc.	19,972
16	AutoZone, Inc. (a)	38,189
196	Best Buy Co., Inc.	14,243
422	CarMax, Inc. (a)	30,473
25	Chipotle Mexican Grill, Inc. (a)	51,912
100	Darden Restaurants, Inc.	15,852
23	Dollar General Corp.	4,625
178	Dollar Tree, Inc. (a)	24,009
79	Domino’s Pizza, Inc.	22,898
71	Genuine Parts Co.	10,574
51	O’Reilly Automotive, Inc. (a)	46,069
69	Ross Stores, Inc.	7,150
480	TJX Cos., Inc.	36,859
134	Tractor Supply Co.	28,085
60	Ulta Beauty, Inc. (a)	24,590
269	Walgreens Boots Alliance, Inc.	8,170

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2023

Shares		Value
815	Walmart, Inc.	$119,699
61	Yum! Brands, Inc.	7,850
		511,219
	Retail Trade — 0.0% (b)
840	Bath & Body Works, Inc.	29,601
194	Etsy, Inc. (a)	15,724
		45,325
	Semiconductors — 0.1%
843	Advanced Micro Devices, Inc. (a)	99,651
262	Analog Devices, Inc.	46,555
43	Applied Materials, Inc.	5,732
152	Broadcom, Inc.	122,810
161	Intel Corp.	5,062
28	KLA Corp.	12,404
16	Lam Research Corp.	9,867
140	Microchip Technology, Inc.	10,536
152	Micron Technology, Inc.	10,366
1,115	NVIDIA Corp.	421,849
551	Qorvo, Inc. (a)	53,590
33	QUALCOMM, Inc.	3,743
256	Skyworks Solutions, Inc.	26,499
		828,664
	Shipbuilding — 0.0% (b)
151	Huntington Ingalls Industries, Inc.	30,408

	Software — 0.1%
57	Activision Blizzard, Inc. (a)	4,571
623	Akamai Technologies, Inc. (a)	57,391
65	ANSYS, Inc. (a)	21,033
61	Autodesk, Inc. (a)	12,163
229	Broadridge Financial Solutions, Inc.	33,599
247	Cadence Design Systems, Inc. (a)	57,035
81	Electronic Arts, Inc.	10,368
275	Fidelity National Information Services, Inc.	15,007
422	Fiserv, Inc. (a)	47,344
11	Intuit, Inc.	4,610
310	Jack Henry & Associates, Inc.	47,396
1,041	Microsoft Corp.	341,854
12	MSCI, Inc.	5,646
1,456	Oracle Corp.	154,249
118	Paychex, Inc.	12,382
110	Paycom Software, Inc.	30,814
563	salesforce.com, Inc. (a)	125,763
14	ServiceNow, Inc. (a)	7,627

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2023

Shares		Value
27	Synopsys, Inc. (a)	$12,284
277	Take-Two Interactive Software, Inc. (a)	38,151
166	Tyler Technologies, Inc. (a)	65,895
		1,105,182
	Telecommunications — 0.0% (b)
247	Arista Networks, Inc. (a)	41,086
967	Cisco Systems, Inc.	48,031
538	Corning, Inc.	16,576
1,630	Juniper Networks, Inc.	49,503
158	Motorola Solutions, Inc.	44,543
346	T-Mobile US, Inc. (a)	47,489
		247,228
	Textiles — 0.0% (b)
428	Mohawk Industries, Inc. (a)	39,393

	Toys/Games/Hobbies — 0.0% (b)
813	Hasbro, Inc.	48,252

	Transportation — 0.0% (b)
352	CH Robinson Worldwide, Inc.	33,278
152	CSX Corp.	4,662
289	Expeditors International of Washington, Inc.	31,880
188	FedEx Corp.	40,980
80	JB Hunt Transport Services, Inc.	13,358
24	Norfolk Southern Corp.	4,996
21	Old Dominion Freight Line, Inc.	6,519
		135,673
	Utilities — 0.0% (b)
130	Constellation Energy Corp.	10,922
230	First Solar, Inc. (a)	46,681
		57,603
	Water — 0.0% (b)
75	American Water Works Co., Inc.	10,834

	Wholesale Trade — 0.0% (b)
55	Pool Corp.	17,393

	TOTAL COMMON STOCKS (Cost - $13,143,195)	12,815,148

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2023

Contracts		Notional Amount	Value
	PURCHASED OPTIONS — 0.2% (a)(c)
	PURCHASED CALL OPTIONS — 0.1%
	CBOE Volatility Index
4,600	Expiration: July 2023, Exercise Price: $30.00	$8,252,400	$427,800
	iShares MSCI EAFE ETF
12,000	Expiration: July 2023, Exercise Price: $78.00	84,804,000	24,000
	iShares China Large-Cap ETF
12,000	Expiration: August 2023, Exercise Price: $79.00	84,804,000	54,000
15,000	Expiration: August 2023, Exercise Price: $32.00	38,955,000	135,000
	TOTAL PURCHASED CALL OPTIONS (Cost - $2,591,570)		640,800

	PURCHASED PUT OPTIONS — 0.1%
	Invesco QQQ Trust Series 1 (g)
1,250	Expiration: June 2023, Exercise Price: $310.00	43,498,750	3,125
	iShares MSCI EAFE ETF
7,500	Expiration: June 2023, Exercise Price: $54.00	53,002,500	11,250
	SPDR S&P 500 ETF Trust (g)
100	Expiration: July 2023, Exercise Price: $400.00	4,178,500	41,700
3,000	Expiration: July 2023, Exercise Price: $405.00	125,355,000	1,522,500
	TOTAL PURCHASED PUT OPTIONS (Cost - $3,660,852)		1,578,575
	TOTAL PURCHASED OPTIONS (Cost - $6,252,422)		2,219,375

Shares
	SHORT TERM INVESTMENTS — 0.1%
	Money Market Funds — 0.1%
1,019,803	First American Treasury Obligations Fund, Class X, 5.01% (d)		1,019,803
	TOTAL SHORT TERM INVESTMENTS (Cost - $1,019,803)		1,019,803

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 9.2%
112,632,508	First American Government Obligations Fund, Class X, 4.91% (d)		112,632,508
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $112,632,508)		112,632,508

	TOTAL INVESTMENTS — 109.3% (Cost - $1,318,725,105)		1,335,504,775
	Liabilities in Excess of Other Assets — (9.3)%		(114,193,154)
	NET ASSETS — 100.0%		$1,221,311,621

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2023

Contracts		Notional Value	Value
	SCHEDULE OF WRITTEN OPTIONS — (0.2)% (a)(c)
	WRITTEN CALL OPTIONS — (0.1)%
4,600	CBOE Volatility Index
	Expiration: July 2023, Exercise Price $25.00	$8,252,400	$655,500
	TOTAL WRITTEN CALL OPTIONS (Premiums Received $853,305)		655,500

	WRITTEN PUT OPTIONS — (0.1)%
2,500	Invesco QQQ Trust Series 1
	Expiration: June 2023, Exercise Price $300.00	86,997,500	5,000
3,100	SPDR S&P 500 ETF Trust
	Expiration: July 2023, Exercise Price $395.00	125,355,000	1,032,000
	Expiration: July 2023, Exercise Price $390.00	4,178,500	28,600
	TOTAL WRITTEN PUT OPTIONS (Premiums Received $1,537,048)		1,065,600
	TOTAL OPTIONS WRITTEN (Premiums Received $2,390,353)		$1,721,100

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Rounds to less than 0.1%

(c)	Each option is exercisable into 100 shares of the underlying security.

(d)	Interest rate reflects seven-day yield on May 31, 2023.

(e)

All or a portion of the security is segregated as collateral for written options. The value of the securities segregated as collateral for written options is $69,276,500, which is 5.7% of total net assets.

(f)	All or a portion of this security is out on loan as of May 31, 2023.

(g)	Held in connection with a written option, see Schedule of Written Options for more details.

See accompanying notes to financial statements.

Horizon Active Income Fund PORTFOLIO OF INVESTMENTS (Unaudited) May 31, 2023

Shares		Value
	INVESTMENT COMPANIES — 99.3%
	Exchange Traded Funds — 99.3%
1,083,542	First Trust TCW Opportunistic Fixed Income ETF (a)	$48,250,125
575,395	Hartford Total Return Bond ETF	19,344,780
243,254	iShares 3-7 Year Treasury Bond ETF	28,431,527
1,326	iShares 7-10 Year Treasury Bond ETF	130,028
180,860	iShares iBoxx Investment Grade Corporate Bond ETF	19,464,153
191,350	iShares JP Morgan USD Emerging Markets Bond ETF (a)	16,222,653
414,615	iShares MBS ETF	38,965,518
418,483	Janus Henderson Mortgage-Backed Securities ETF (a)	19,237,664
350,760	PIMCO Active Bond Exchange-Traded Fund (a)	32,287,458
1,265	SPDR Blackstone / GSO Senior Loan ETF (a)	51,991
574	SPDR Bloomberg 1-3 Month T-Bill ETF	52,676
870,840	SPDR Doubleline Total Return Tactical ETF (a)	35,338,687
1,616	SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	52,084
316,000	SPDR Portfolio Long Term Treasury ETF	9,473,680
222,151	SPDR Portfolio Short Term Corporate Bond ETF (a)	6,557,898
1,190,358	VanEck Fallen Angel High Yield Bond ETF	32,556,291
3,128	VanEck J. P. Morgan EM Local Currency Bond ETF	78,200
581,484	Xtrackers USD High Yield Corporate Bond ETF	19,776,271
	TOTAL INVESTMENT COMPANIES (Cost - $339,240,940)	326,271,684

	SHORT TERM INVESTMENTS — 0.7%
	Money Market Funds — 0.7%
2,356,073	First American Treasury Obligations Fund, Class X, 5.01% (b)	2,356,073
	TOTAL SHORT TERM INVESTMENTS (Cost - $2,356,073)	2,356,073

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 16.0%
52,719,326	First American Government Obligations Fund, Class X, 4.91% (b)	52,719,326
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $52,719,326)	52,719,326

	TOTAL INVESTMENTS — 116.0% (Cost - $394,316,339)	381,347,083
	Liabilities in Excess of Other Assets — (16.0)%	(52,623,226)
	NET ASSETS — 100.0%	$328,723,857

Percentages are stated as a percent of net assets.

(a) All or a portion of this security is out on loan as of May 31, 2023.

(b) Interest rate reflects seven-day yield on May 31, 2023.

See accompanying notes to financial statements.

Horizon Active Dividend Fund PORTFOLIO OF INVESTMENTS (Unaudited) May 31, 2023

Shares		Value
	COMMON STOCKS — 97.9%
	Accommodation and Food Services — 0.6%
2,423	Vail Resorts, Inc.	$589,274

	Aerospace/Defense — 1.7%
3,575	Lockheed Martin Corp.	1,587,336

	Apparel — 0.7%
16,806	Tapestry, Inc.	672,576

	Auto Manufacturers — 0.5%
2,357	Cummins, Inc.	481,794

	Banks — 7.8%
13,222	Bank of New York Mellon Corp.	531,524
11,367	Bank of Nova Scotia	549,140
12,113	Citigroup, Inc.	536,848
4,839	Goldman Sachs Group, Inc.	1,567,352
27,095	JPMorgan Chase & Co.	3,677,063
7,737	State Street Corp.	526,271
		7,388,198
	Beverages — 6.3%
50,472	Coca-Cola Co.	3,011,159
10,967	Molson Coors Brewing Co., Class B	678,309
12,819	PepsiCo, Inc.	2,337,545
		6,027,013
	Biotechnology — 2.0%
4,875	Amgen, Inc.	1,075,669
11,248	Gilead Sciences, Inc.	865,421
		1,941,090
	Commercial Services — 0.8%
3,726	Automatic Data Processing, Inc.	778,697

	Computers — 2.5%
6,073	Accenture PLC, Class A	1,857,852
3,978	International Business Machines Corp.	511,531
		2,369,383
	Cosmetics/Personal Care — 4.5%
21,654	Procter & Gamble Co.	3,085,695
23,028	Unilever PLC ADR	1,150,018
		4,235,713

See accompanying notes to financial statements.

Horizon Active Dividend Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2023

Shares		Value
	Diversified Financial Services — 5.5%
6,883	American Express Co.	$1,091,368
30,411	Ares Capital Corp. (a)	569,902
2,201	BlackRock, Inc.	1,447,268
5,939	Capital One Financial Corp.	618,903
5,455	Discover Financial Services	560,447
16,443	Synchrony Financial	509,075
4,780	T. Rowe Price Group, Inc.	512,225
		5,309,188
	Electronics — 1.3%
6,225	Honeywell International, Inc.	1,192,710

	Finance and Insurance — 2.3%
5,942	Bank of Montreal	495,622
1,010	F&G Annuities & Life, Inc.	20,887
14,860	Fidelity National Financial, Inc.	507,320
4,272	Reinsurance Group of America, Inc.	598,080
32,050	UBS Group AG (a)	606,066
		2,227,975
	Food — 0.6%
7,263	General Mills, Inc.	611,254

	Healthcare Products — 1.7%
16,290	Abbott Laboratories	1,661,580

	Healthcare Services — 4.3%
8,410	UnitedHealth Group, Inc.	4,097,689

	Household Products/Wares — 0.7%
4,009	Clorox Co.	634,144

	Insurance — 2.9%
1,831	Everest Re Group Ltd.	622,577
8,033	Hartford Financial Services Group, Inc.	550,421
33,324	Manulife Financial Corp.	617,160
7,772	MetLife, Inc.	385,103
3,185	Travelers Cos., Inc.	539,029
		2,714,290
	Machinery - Construction & Mining — 1.6%
7,348	Caterpillar, Inc.	1,511,851

	Management of Companies and Enterprises — 1.2%
12,741	Royal Bank of Canada	1,140,065

See accompanying notes to financial statements.

Horizon Active Dividend Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2023

Shares		Value
	Manufacturing — 2.6%
4,991	Diageo PLC ADR	$838,588
4,586	Linde Plc	1,621,885
		2,460,473
	Mining — 0.6%
13,136	Newmont Goldcorp Corp.	532,665

	Mining, Quarrying, and Oil and Gas Extraction — 1.2%
37,864	Barrick Gold Corp. (a)	639,144
9,924	Canadian Natural Resources Ltd.	534,705
		1,173,849
	Oil & Gas — 9.6%
12,712	Chevron Corp.	1,914,681
12,135	ConocoPhillips	1,205,005
5,490	EOG Resources, Inc.	589,022
30,899	Exxon Mobil Corp.	3,157,260
2,356	Pioneer Natural Resources Co.	469,881
24,399	TotalEnergies SE ADR	1,373,664
4,282	Valero Energy Corp.	458,345
		9,167,858
	Pharmaceuticals — 13.7%
16,578	AbbVie, Inc.	2,287,101
19,472	Bristol-Myers Squibb Co.	1,254,776
2,603	Cigna Corp.	644,008
24,125	Johnson & Johnson	3,740,822
23,082	Merck & Co., Inc.	2,548,484
53,940	Pfizer, Inc.	2,050,799
53,734	Viatris, Inc.	491,666
		13,017,656
	Real Estate Investment Trusts — 1.8%
11,742	Gaming and Leisure Properties, Inc.	565,260
2,016	Public Storage	571,133
29,555	Annaly Capital Management, Inc.	557,998
		1,694,391
	Retail — 5.0%
4,001	Advance Auto Parts, Inc.	291,633
9,787	TJX Cos., Inc.	751,543
25,163	Walmart, Inc.	3,695,690
		4,738,866

See accompanying notes to financial statements.

Horizon Active Dividend Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2023

Shares		Value
	Semiconductors — 7.6%
4,866	Broadcom, Inc.	$3,931,533
10,521	QUALCOMM, Inc.	1,193,187
11,884	Texas Instruments, Inc.	2,066,390
		7,191,110
	Telecommunications — 1.9%
36,096	Cisco Systems, Inc.	1,792,888

	Transportation — 3.7%
2,378	Norfolk Southern Corp.	495,052
8,394	Union Pacific Corp.	1,616,013
8,162	United Parcel Service, Inc., Class B	1,363,054
		3,474,119
	Wholesale Trade — 0.7%
2,125	Watsco, Inc.	689,286

	TOTAL COMMON STOCKS (Cost - $95,637,045)	93,104,981

	PREFERRED STOCKS — 0.2%
	Manufacturing — 0.2%
9,473	Pitney Bowes, Inc.	151,758

	TOTAL PREFERRED STOCKS (Cost - $173,880)	151,758

	SHORT TERM INVESTMENTS — 1.7%
	Money Market Funds — 1.7%
1,654,597	First American Treasury Obligations Fund, Class X, 5.01% (b)	1,654,597
	TOTAL SHORT TERM INVESTMENTS (Cost - $1,654,597)	1,654,597

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 1.6%
1,482,163	First American Government Obligations Fund, Class X, 4.91% (b)	1,482,163
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $1,482,163)	1,482,163

	TOTAL INVESTMENTS — 101.4% (Cost - $98,947,685)	96,393,499
	Liabilities in Excess of Other Assets — (1.4)%	(1,336,361)
	NET ASSETS — 100.0%	$95,057,138

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	All or a portion of this security is out on loan as of May 31, 2023.

(b)	Interest rate reflects seven-day yield on May 31, 2023.

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Unaudited) May 31, 2023

Shares		Value
	COMMON STOCKS — 96.7%
	Accommodation and Food Services — 0.0% (b)
2,643	Caesars Entertainment, Inc. (a)	$108,389

	Administrative and Support and Waste Management and Remediation Services — 0.1%
314	Fair Isaac Corp. (a)	247,328

	Advertising — 0.1%
4,853	Interpublic Group of Cos., Inc.	180,483
2,547	Omnicom Group, Inc.	224,620
		405,103
	Aerospace/Defense — 1.2%
7,037	Boeing Co. (a)	1,447,511
2,815	General Dynamics Corp.	574,767
4,594	Howmet Aerospace, Inc.	196,394
2,378	L3Harris Technologies, Inc.	418,338
2,842	Lockheed Martin Corp. (e)	1,261,876
1,807	Northrop Grumman Corp. (e)	786,930
585	Teledyne Technologies, Inc. (a)	227,360
648	TransDigm Group, Inc.	501,325
		5,414,501
	Agriculture — 0.7%
22,425	Altria Group, Inc. (e)	996,119
6,865	Archer Daniels Midland Co.	485,012
19,396	Philip Morris International, Inc. (e)	1,745,834
		3,226,965
	Airlines — 0.2%
1,540	Alaska Air Group, Inc. (a)	69,192
8,148	American Airlines Group, Inc. (a)	120,427
8,026	Delta Air Lines, Inc. (a)	291,585
7,416	Southwest Airlines Co.	221,516
4,084	United Airlines Holdings, Inc. (a)	193,847
		896,567
	Apparel — 0.4%
15,587	Nike, Inc., Class B	1,640,688
511	Ralph Lauren Corp.	54,324
3,009	Tapestry, Inc.	120,420
4,133	VF Corp.	71,170
		1,886,602
	Auto Manufacturers — 0.4%
1,767	Cummins, Inc.	361,192
49,148	Ford Motor Co. (e)	589,776

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2023

Shares		Value
17,449	General Motors Co. (e)	$565,522
6,519	PACCAR, Inc.	448,377
		1,964,867
	Auto Parts & Equipment — 0.1%
3,383	Aptiv PLC (a)	297,975
2,968	BorgWarner, Inc.	131,571
		429,546
	Banks — 3.6%
87,266	Bank of America Corp.	2,425,122
9,154	Bank of New York Mellon Corp.	367,991
24,213	Citigroup, Inc.	1,073,120
6,126	Citizens Financial Group, Inc.	157,928
1,637	Comerica, Inc.	59,096
8,575	Fifth Third Bancorp	208,115
4,236	Goldman Sachs Group, Inc. (e)	1,372,040
17,877	Huntington Bancshares, Inc.	184,312
36,721	JPMorgan Chase & Co.	4,983,407
11,688	KeyCorp	109,166
2,118	M&T Bank Corp.	252,381
16,355	Morgan Stanley	1,337,185
2,607	Northern Trust Corp.	187,495
5,038	PNC Financial Services Group, Inc. (e)	583,552
11,726	Regions Financial Corp.	202,508
4,364	State Street Corp.	296,839
16,586	Truist Financial Corp. (e)	505,375
47,696	Wells Fargo & Co.	1,898,778
1,882	Zions Bancorp NA	51,360
		16,255,770
	Beverages — 1.6%
2,250	Brown-Forman Corp., Class B	138,982
48,698	Coca-Cola Co.	2,905,323
2,026	Constellation Brands, Inc., Class A	492,257
2,336	Molson Coors Brewing Co., Class B	144,482
9,513	Monster Beverage Corp. (a)	557,652
17,231	PepsiCo, Inc.	3,142,073
		7,380,769
	Biotechnology — 1.4%
6,680	Amgen, Inc.	1,473,942
1,803	Biogen, Inc. (a)	534,427
263	Bio-Rad Laboratories, Inc. (a)	98,191
8,941	Corteva, Inc.	478,254
15,604	Gilead Sciences, Inc. (e)	1,200,572
1,963	Illumina, Inc. (a)(e)	386,024
2,319	Incyte Corp. (a)	142,735

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2023

Shares		Value
1,343	Regeneron Pharmaceuticals, Inc. (a)(e)	$987,857
3,214	Vertex Pharmaceuticals, Inc. (a)	1,039,954
		6,341,956
	Building Materials — 0.4%
10,478	Carrier Global Corp.	428,550
8,571	Johnson Controls International PLC (e)	511,689
776	Martin Marietta Materials, Inc.	308,879
2,807	Masco Corp.	135,634
1,659	Vulcan Materials Co.	324,335
		1,709,087
	Chemicals — 0.9%
2,769	Air Products & Chemicals, Inc. (e)	745,249
1,462	Albemarle Corp.	282,941
1,239	Celanese Corp.	128,881
2,449	CF Industries Holdings, Inc.	150,638
8,790	Dow, Inc.	428,776
5,731	DuPont de Nemours, Inc.	385,066
1,497	Eastman Chemical Co.	115,404
1,568	FMC Corp.	163,197
3,183	International Flavors & Fragrances, Inc.	246,014
3,169	LyondellBasell Industries NV, Class A	271,076
4,252	Mosaic Co.	135,894
2,924	PPG Industries, Inc.	383,892
2,949	Sherwin-Williams Co. (e)	671,723
		4,108,751
	Commercial Services — 1.7%
5,184	Automatic Data Processing, Inc. (e)	1,083,404
1,079	Cintas Corp.	509,439
3,098	Ecolab, Inc. (e)	511,325
1,528	Equifax, Inc.	318,771
919	FleetCor Technologies, Inc. (a)	208,199
983	Gartner, Inc. (a)	337,031
3,291	Global Payments, Inc.	321,498
467	MarketAxess Holdings, Inc.	127,216
1,961	Moody’s Corp. (e)	621,402
14,156	PayPal Holdings, Inc. (a)	877,530
1,787	Quanta Services, Inc.	317,336
1,369	Robert Half International, Inc.	89,012
2,889	Rollins, Inc.	113,596
4,118	S&P Global, Inc.	1,513,077
865	United Rentals, Inc.	288,728
1,952	Verisk Analytics, Inc.	427,703
		7,665,267

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2023

Shares		Value
	Computers — 8.6%
7,876	Accenture PLC, Class A (e)	$2,409,426
186,091	Apple, Inc. (e)	32,984,630
6,438	Cognizant Technology Solutions Corp., Class A	402,310
2,858	DXC Technology Co. (a)	71,536
8,097	Fortinet, Inc. (a)	553,268
16,110	Hewlett Packard Enterprise Co.	232,306
10,811	HP, Inc.	314,168
11,314	International Business Machines Corp. (e)	1,454,867
1,697	Leidos Holdings, Inc.	132,468
2,714	NetApp, Inc.	180,074
3,994	Western Digital Corp. (a)	154,687
		38,889,740
	Cosmetics/Personal Care — 1.2%
10,449	Colgate-Palmolive Co. (e)	777,197
2,897	Estee Lauder Cos., Inc., Class A (e)	533,135
29,517	Procter & Gamble Co.	4,206,172
		5,516,504
	Distribution/Wholesale — 0.3%
5,351	Copart, Inc. (a)	468,694
7,140	Fastenal Co.	384,489
3,169	LKQ Corp.	167,165
562	WW Grainger, Inc.	364,749
		1,385,097
	Diversified Financial Services — 3.5%
7,465	American Express Co. (e)	1,183,650
1,327	Ameriprise Financial, Inc.	396,070
1,876	BlackRock, Inc. (e)	1,233,564
4,781	Capital One Financial Corp. (e)	498,228
1,314	CBOE Global Markets, Inc.	174,000
19,082	Charles Schwab Corp. (e)	1,005,431
4,492	CME Group, Inc. (e)	802,945
3,339	Discover Financial Services	343,049
3,568	Franklin Resources, Inc.	85,668
6,992	Intercontinental Exchange, Inc. (e)	740,802
5,660	Invesco, Ltd.	81,391
10,555	MasterCard, Inc., Class A	3,852,786
4,218	Nasdaq, Inc.	233,466
2,412	Raymond James Financial, Inc.	217,924
5,468	Synchrony Financial	169,289
2,806	T. Rowe Price Group, Inc.	300,691
20,332	Visa, Inc.	4,493,982
		15,812,936

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2023

Shares		Value
	Electric — 2.4%
8,356	AES Corp.	$164,947
3,140	Alliant Energy Corp.	161,584
3,228	Ameren Corp.	261,694
6,415	American Electric Power Co., Inc.	533,215
7,876	CenterPoint Energy, Inc.	222,182
3,643	CMS Energy Corp.	211,221
4,431	Consolidated Edison, Inc.	413,412
10,424	Dominion Energy, Inc. (e)	524,119
2,423	DTE Energy Co.	260,715
9,620	Duke Energy Corp. (e)	858,970
4,769	Edison International	322,003
2,545	Entergy Corp.	249,919
2,870	Evergy, Inc.	166,030
4,357	Eversource Energy	301,635
12,435	Exelon Corp.	493,048
6,756	FirstEnergy Corp.	252,607
24,865	NextEra Energy, Inc. (e)	1,826,583
2,929	NRG Energy, Inc.	98,971
20,117	PG&E Corp. (a)	340,782
1,397	Pinnacle West Capital Corp.	107,960
9,152	PPL Corp.	239,782
6,233	Public Service Enterprise Group, Inc.	372,422
3,925	Sempra Energy	563,355
13,600	Southern Co. (e)	948,600
3,937	WEC Energy Group, Inc.	343,897
6,835	Xcel Energy, Inc.	446,257
		10,685,910
	Electrical Components & Equipment — 0.2%
2,872	AMETEK, Inc.	416,641
7,152	Emerson Electric Co. (e)	555,567
		972,208
	Electronics — 1.2%
3,697	Agilent Technologies, Inc.	427,632
1,104	Allegion PLC	115,633
7,433	Amphenol Corp., Class A	560,820
4,418	Fortive Corp.	287,656
1,918	Garmin, Ltd.	197,842
8,362	Honeywell International, Inc. (e)	1,602,159
2,239	Keysight Technologies, Inc. (a)	362,270
276	Mettler-Toledo International, Inc. (a)	364,836
1,580	PerkinElmer, Inc.	182,205
1,323	Roper Technologies, Inc.	600,933
3,981	TE Connectivity, Ltd.	487,593

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2023

Shares		Value
744	Waters Corp. (a)	$186,908
		5,376,487
	Entertainment — 0.0% (b)
1,767	Live Nation Entertainment, Inc. (a)	141,254

	Environmental Control — 0.3%
2,042	Pentair PLC	113,270
2,556	Republic Services, Inc.	362,006
4,666	Waste Management, Inc. (e)	755,519
		1,230,795
	Finance and Insurance — 0.2%
4,619	Arch Capital Group Ltd. (a)	321,944
2,939	Brown & Brown, Inc.	183,188
17,437	US Bancorp	521,366
		1,026,498
	Food — 1.1%
2,518	Campbell Soup Co.	127,285
5,920	Conagra Brands, Inc.	206,430
7,416	General Mills, Inc.	624,131
1,837	Hershey Co.	477,069
3,600	Hormel Foods Corp.	137,700
1,334	J.M. Smucker Co.	195,551
3,196	Kellogg Co.	213,397
9,913	Kraft Heinz Co.	378,875
8,137	Kroger Co.	368,850
1,786	Lamb Weston Holdings, Inc.	198,603
3,130	McCormick & Co., Inc.	268,335
17,060	Mondelez International, Inc., Class A (e)	1,252,375
6,335	Sysco Corp.	443,133
3,635	Tyson Foods, Inc., Class A	184,076
		5,075,810
	Forest Products & Paper — 0.0% (b)
4,503	International Paper Co.	132,568

	Gas — 0.1%
1,790	Atmos Energy Corp.	206,351
5,032	NiSource, Inc.	135,311
		341,662
	Hand/Machine Tools — 0.1%
664	Snap-on, Inc.	165,243
1,836	Stanley Black & Decker, Inc.	137,645
		302,888

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2023

Shares		Value
	Health Care and Social Assistance — 0.0% (b)
722	Molina Healthcare, Inc. (a)	$197,756

	Healthcare Products — 3.3%
21,814	Abbott Laboratories	2,225,028
495	ABIOMED, Inc. (a)	—
904	Align Technology, Inc. (a)	255,525
6,314	Baxter International, Inc.	257,106
17,889	Boston Scientific Corp. (a)(e)	920,926
616	Cooper Cos., Inc.	228,862
8,201	Danaher Corp. (e)	1,883,114
2,694	Dentsply Sirona, Inc.	97,307
7,726	Edwards Lifesciences Corp. (a)(e)	650,761
3,119	Hologic, Inc. (a)	246,058
1,037	IDEXX Laboratories, Inc. (a)(e)	481,966
4,383	Intuitive Surgical, Inc. (a)(e)	1,349,263
16,646	Medtronic PLC	1,377,623
1,828	ResMed, Inc.	385,324
1,237	STERIS PLC	247,363
4,218	Stryker Corp. (e)	1,162,396
586	Teleflex, Inc.	137,564
4,906	Thermo Fisher Scientific, Inc. (e)	2,494,505
924	West Pharmaceutical Services, Inc.	309,198
2,620	Zimmer Biomet Holdings, Inc.	333,631
		15,043,520
	Healthcare Services — 2.2%
2,987	Elevance Health (e)	1,337,638
6,889	Centene Corp. (a)	429,942
691	DaVita, Inc. (a)	64,726
2,647	HCA Healthcare, Inc. (e)	699,311
1,563	Humana, Inc. (e)	784,423
2,319	IQVIA Holdings, Inc. (a)	456,634
1,105	Laboratory Corp.	234,846
1,421	Quest Diagnostics, Inc.	188,496
11,689	UnitedHealth Group, Inc.	5,695,348
799	Universal Health Services, Inc., Class B	105,572
		9,996,936
	Home Builders — 0.2%
3,908	DR Horton, Inc.	417,531
3,172	Lennar Corp., Class A	339,785
30	NVR, Inc. (a)	166,626
2,878	PulteGroup, Inc.	190,178
		1,114,120

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2023

Shares		Value
	Home Furnishings — 0.0% (b)
676	Whirlpool Corp.	$87,400

	Household Products/Wares — 0.3%
1,021	Avery Dennison Corp.	164,514
3,050	Church & Dwight Co., Inc.	281,972
1,543	Clorox Co.	244,072
4,221	Kimberly-Clark Corp.	566,796
		1,257,354
	Housewares — 0.0% (b)
4,697	Newell Brands, Inc.	39,032

	Information — 0.3%
1,904	Ceridian HCM Holding, Inc. (a)	117,762
5,080	CoStar Group, Inc. (a)	403,352
477	FactSet Research Systems, Inc.	183,593
1,330	PTC, Inc. (a)	178,752
27,656	Warner Bros Discovery, Inc. (a)	311,960
		1,195,419
	Insurance — 3.5%
7,070	Aflac, Inc.	453,965
3,311	Allstate Corp.	359,078
9,280	American International Group, Inc.	490,262
2,582	Aon PLC, Class A (e)	796,005
2,652	Arthur J Gallagher & Co.	531,275
662	Assurant, Inc.	79,433
22,542	Berkshire Hathaway, Inc., Class B (a)	7,237,785
5,184	Chubb Ltd. (e)	963,187
1,981	Cincinnati Financial Corp.	191,167
490	Everest Re Group Ltd.	166,610
1,124	Globe Life, Inc.	115,974
3,974	Hartford Financial Services Group, Inc.	272,299
1,928	Lincoln National Corp.	40,334
2,427	Loews Corp.	135,912
6,195	Marsh & McLennan Cos., Inc. (e)	1,072,850
8,239	MetLife, Inc.	408,242
2,841	Principal Financial Group, Inc.	185,972
7,305	Progressive Corp. (e)	934,383
4,597	Prudential Financial, Inc.	361,738
2,890	Travelers Cos., Inc.	489,104
1,351	Willis Towers Watson PLC	295,666
2,537	WR Berkley Corp.	141,260
		15,722,501

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2023

Shares		Value
	Internet — 7.7%
74,509	Alphabet, Inc., Class A (a)(e)	$9,154,921
111,513	Amazon.com, Inc. (a)(e)	13,446,238
483	Booking Holdings, Inc. (a)(e)	1,211,736
1,693	CDW Corp.	290,671
6,777	eBay, Inc.	288,294
1,858	Expedia Group, Inc. (a)	177,829
739	F5 Networks, Inc. (a)	109,062
27,853	Meta Platforms, Inc., Class A (a)(e)	7,373,246
7,170	Gen Digital, Inc.	125,762
5,571	Netflix, Inc. (a)(e)	2,201,826
1,161	VeriSign, Inc. (a)	259,274
		34,638,859
	Iron/Steel — 0.1%
3,164	Nucor Corp.	417,838

	Leisure Time — 0.1%
12,544	Carnival Corp. (a)(g)	140,869
5,157	Norwegian Cruise Line Holdings Ltd. (a)	76,582
2,725	Royal Caribbean Cruises Ltd. (a)	220,643
		438,094
	Lodging — 0.3%
3,333	Hilton Worldwide Holdings, Inc.	453,688
4,087	Las Vegas Sands Corp. (a)	225,316
3,359	Marriott International, Inc., Class A	563,607
3,980	MGM Resorts International	156,374
1,306	Wynn Resorts Ltd.	128,902
		1,527,887
	Machinery - Construction & Mining — 0.3%
6,510	Caterpillar, Inc. (e)	1,339,433

	Machinery - Diversified — 0.7%
3,382	Deere & Co. (e)	1,170,104
1,751	Dover Corp.	233,461
936	IDEX Corp.	186,414
5,064	Ingersoll Rand, Inc.	286,926
5,225	Otis Worldwide Corp.	415,440
1,430	Rockwell Automation, Inc.	398,398
2,264	Wabtec Corp.	209,714
2,253	Xylem, Inc.	225,751
		3,126,208
	Manufacturing — 5.5%
64,965	Alphabet, Inc., Class C (a)(e)	8,014,732
1,965	Bio-Techne Corp.	160,717

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2023

Shares		Value
1,878	Bunge Ltd.	$173,978
2,251	Catalent, Inc. (a)	83,805
1,700	Enphase Energy, Inc. (a)	295,596
4,533	GE HealthCare Technologies, Inc. (e)	360,419
776	Generac Holdings, Inc. (a)	84,522
13,605	General Electric Co. (e)	1,381,316
870	Insulet Corp. (a)	238,597
10,573	Keurig Dr Pepper, Inc.	329,032
6,231	Linde PLC (e)	2,203,655
4,125	Moderna, Inc. (a)(e)	526,804
558	Monolithic Power Systems, Inc.	273,370
670	Nordson Corp.	146,013
3,235	NXP Semiconductors NV (e)	579,388
5,392	ON Semiconductor Corp. (a)	450,771
3,141	Organon & Co.	60,904
18,334	Raytheon Technologies Corp. (e)	1,689,295
2,428	Seagate Technology Holdings PLC	145,923
697	SolarEdge Technologies, Inc. (a)	198,527
2,072	Steel Dynamics, Inc.	190,417
1,950	Teradyne, Inc.	195,370
33,666	Tesla, Inc. (a)(e)	6,865,507
3,100	Trimble, Inc. (a)	144,677
		24,793,335
	Media — 1.1%
1,316	Charter Communications, Inc., Class A	429,214
52,640	Comcast Corp., Class A	2,071,384
3,070	DISH Network Corp., Class A (a)	19,740
3,817	Fox Corp., Class A	119,090
1,739	Fox Corp., Class B	50,796
4,856	News Corp., Class A	88,913
1,522	News Corp., Class B	28,127
6,283	Paramount Global, Class B (g)	95,565
22,865	Walt Disney Co. (a)	2,011,205
		4,914,034
	Mining — 0.2%
17,882	Freeport-McMoRan, Inc.	614,068
9,925	Newmont Goldcorp Corp.	402,459
		1,016,527
	Mining, Quarrying, and Oil and Gas Extraction — 0.1%
4,065	APA Corp.	129,186
2,810	Targa Resources Corp.	191,220
		320,406

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2023

Shares		Value
	Miscellaneous Manufacturing — 0.8%
6,904	3M Co. (e)	$644,212
1,596	AO Smith Corp.	102,048
4,978	Eaton Corp PLC (e)	875,630
3,491	Illinois Tool Works, Inc.	763,586
1,604	Parker-Hannifin Corp.	513,986
2,633	Textron, Inc.	162,904
2,876	Trane Technologies PLC	469,450
		3,531,816
	Office/Business Equipment — 0.0% (b)
643	Zebra Technologies Corp., Class A (a)(g)	168,833

	Oil & Gas — 3.4%
9,895	Cabot Oil & Gas Corp.	230,059
22,265	Chevron Corp.	3,353,554
15,323	ConocoPhillips (e)	1,521,574
8,150	Devon Energy Corp.	375,715
2,299	Diamondback Energy, Inc.	292,318
7,338	EOG Resources, Inc.	787,294
4,541	EQT Corp.	157,891
51,543	Exxon Mobil Corp.	5,266,664
3,470	Hess Corp.	439,545
7,933	Marathon Oil Corp.	175,795
5,679	Marathon Petroleum Corp.	595,784
9,081	Occidental Petroleum Corp.	523,610
5,830	Phillips 66	534,086
2,972	Pioneer Natural Resources Co.	592,736
4,813	Valero Energy Corp.	515,183
		15,361,808
	Oil & Gas Services — 0.3%
12,506	Baker Hughes & GE Co.	340,788
11,343	Halliburton Co.	324,977
17,772	Schlumberger, Ltd.	761,175
		1,426,940
	Packaging & Containers — 0.2%
18,725	Amcor PLC	180,509
3,910	Ball Corp.	200,036
1,172	Packaging Corp of America	145,363
1,851	Sealed Air Corp.	70,060
3,163	Westrock Co.	88,596
		684,564
	Pharmaceuticals — 5.8%
22,124	AbbVie, Inc. (e)	3,052,227
2,022	AmerisourceBergen Corp.	344,043

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2023

Shares		Value
3,549	Becton Dickinson & Co. (e)	$858,006
26,600	Bristol-Myers Squibb Co. (e)	1,714,104
3,273	Cardinal Health, Inc.	269,368
3,736	Cigna Corp. (e)(g)	924,324
16,066	CVS Health Corp. (e)	1,092,970
4,825	DexCom, Inc. (a)	565,779
9,866	Eli Lilly & Co. (e)	4,237,052
1,691	Henry Schein, Inc. (a)	124,965
32,709	Johnson & Johnson	5,071,858
1,712	McKesson Corp.	669,118
31,729	Merck & Co., Inc.	3,503,199
70,277	Pfizer, Inc.	2,671,932
15,172	Viatris, Inc.	138,824
5,821	Zoetis, Inc., (e)	948,881
		26,186,650
	Pipelines — 0.3%
24,677	Kinder Morgan, Inc.	397,546
5,583	ONEOK, Inc.	316,333
15,166	Williams Cos., Inc.	434,658
		1,148,537
	Professional, Scientific, and Technical Services — 0.1%
635	Charles River Laboratories International, Inc. (a)	122,796
713	EPAM Systems, Inc. (a)	182,970
1,605	Jacobs Solutions, Inc.	175,908
3,496	Match Group, Inc. (a)	120,612
		602,286
	Real Estate — 0.1%
3,946	CBRE Group, Inc., Class A (a)	295,634

	Real Estate Investment Trusts — 2.1%
1,970	Alexandria Real Estate Equities, Inc.	223,516
5,815	American Tower Corp. (e)	1,072,519
1,746	AvalonBay Communities, Inc.	303,769
1,749	Boston Properties, Inc.	85,124
1,376	Camden Property Trust	143,750
5,408	Crown Castle International Corp. (e)	612,240
3,576	Digital Realty Trust, Inc.	366,397
1,155	Equinix, Inc. (e)	861,110
4,261	Equity Residential	259,069
799	Essex Property Trust, Inc.	172,632
1,674	Extra Space Storage, Inc.	241,508
6,844	Healthpeak Properties, Inc.	136,606
8,945	Host Hotels & Resorts, Inc.	148,487
3,636	Iron Mountain, Inc.	194,235

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2023

Shares		Value
7,632	Kimco Realty Corp.	$140,276
1,443	Mid-America Apartment Communities, Inc. (a)	212,208
11,530	Prologis, Inc. (e)	1,436,061
1,977	Public Storage	560,084
7,833	Realty Income Corp.	465,593
1,925	Regency Centers Corp.	108,320
1,350	SBA Communications Corp.	299,403
4,089	Simon Property Group, Inc.	429,958
3,821	UDR, Inc.	151,579
5,004	Ventas, Inc.	215,873
5,901	Welltower, Inc.	440,274
9,243	Weyerhaeuser Co.	264,904
		9,545,495
	Real Estate and Rental and Leasing — 0.2%
912	Federal Realty OP LP	80,438
7,213	Invitation Homes, Inc.	244,377
12,558	VICI Properties, Inc.	388,419
		713,234
	Retail — 4.9%
753	Advance Auto Parts, Inc.	54,886
233	AutoZone, Inc. (a)	556,134
2,512	Best Buy Co., Inc.	182,547
2,008	CarMax, Inc. (a)	144,998
344	Chipotle Mexican Grill, Inc. (a)	714,313
5,551	Costco Wholesale Corp. (e)	2,839,670
1,524	Darden Restaurants, Inc.	241,584
2,795	Dollar General Corp. (e)	562,047
2,626	Dollar Tree, Inc. (a)	354,195
446	Domino’s Pizza, Inc.	129,273
1,765	Genuine Parts Co.	262,861
12,752	Home Depot, Inc.	3,614,554
7,567	Lowe’s Cos., Inc. (e)	1,521,951
9,162	McDonald’s Corp.	2,612,178
780	O’Reilly Automotive, Inc. (a)	704,582
4,349	Ross Stores, Inc.	450,643
14,386	Starbucks Corp. (e)	1,404,649
5,749	Target Corp. (e)	752,717
14,499	TJX Cos., Inc. (e)	1,113,378
1,380	Tractor Supply Co.	289,234
638	Ulta Beauty, Inc. (a)	261,471
8,965	Walgreens Boots Alliance, Inc.	272,267
17,547	Walmart, Inc.	2,577,128
3,516	Yum! Brands, Inc.	452,474
		22,069,734

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2023

Shares		Value
	Retail Trade — 0.1%
2,837	Bath & Body Works, Inc.	$99,976
1,565	Etsy, Inc. (a)	126,843
		226,819
	Semiconductors — 6.5%
20,164	Advanced Micro Devices, Inc. (a)(e)	2,383,586
6,341	Analog Devices, Inc. (e)	1,126,732
10,547	Applied Materials, Inc. (e)	1,405,915
5,229	Broadcom, Inc. (e)	4,224,823
51,762	Intel Corp.	1,627,397
1,731	KLA Corp. (e)	766,816
1,686	Lam Research Corp. (e)	1,039,756
6,853	Microchip Technology, Inc.	515,757
13,649	Micron Technology, Inc. (e)	930,862
30,772	NVIDIA Corp. (e)	11,642,278
1,285	Qorvo, Inc. (a)	124,979
13,980	QUALCOMM, Inc. (e)	1,585,472
1,994	Skyworks Solutions, Inc.	206,399
11,337	Texas Instruments, Inc. (e)	1,971,278
		29,552,050
	Shipbuilding — 0.0% (b)
493	Huntington Ingalls Industries, Inc.	99,280

	Software — 10.6%
8,910	Activision Blizzard, Inc. (a)(e)	714,582
5,727	Adobe, Inc. (a)	2,392,683
1,976	Akamai Technologies, Inc. (a)	182,029
1,088	ANSYS, Inc. (a)	352,066
2,701	Autodesk, Inc. (a)(e)	538,552
1,469	Broadridge Financial Solutions, Inc.	215,532
3,431	Cadence Design Systems, Inc. (a)	792,252
3,287	Electronic Arts, Inc.	420,736
7,411	Fidelity National Information Services, Inc. (e)	404,418
7,931	Fiserv, Inc. (a)	889,779
3,519	Intuit, Inc. (e)	1,474,883
909	Jack Henry & Associates, Inc.	138,977
93,109	Microsoft Corp. (e)	30,576,065
999	MSCI, Inc. (e)	470,059
19,228	Oracle Corp.	2,037,014
4,005	Paychex, Inc.	420,245
606	Paycom Software, Inc.	169,759
12,507	salesforce.com, Inc. (a)	2,793,814
2,538	ServiceNow, Inc. (a)(e)	1,382,652
1,906	Synopsys, Inc. (a)(e)	867,154

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2023

Shares		Value
1,983	Take-Two Interactive Software, Inc. (a)	$273,119
519	Tyler Technologies, Inc. (a)	206,022
		47,712,392

	Telecommunications — 1.9%
3,094	Arista Networks, Inc. (a)	514,656
89,187	AT&T, Inc.	1,402,912
51,407	Cisco Systems, Inc.	2,553,386
9,526	Corning, Inc.	293,496
4,006	Juniper Networks, Inc.	121,662
2,091	Motorola Solutions, Inc.	589,495
7,408	T-Mobile US, Inc. (a)(e)	1,016,748
52,553	Verizon Communications, Inc.	1,872,463
		8,364,818
	Textiles — 0.0% (b)
638	Mohawk Industries, Inc. (a)	58,722

	Toys/Games/Hobbies — 0.0% (b)
1,585	Hasbro, Inc.	94,070

	Transportation — 1.3%
1,469	CH Robinson Worldwide, Inc.	138,879
26,266	CSX Corp. (e)	805,578
1,987	Expeditors International of Washington, Inc.	219,186
2,905	FedEx Corp. (e)	633,232
1,036	JB Hunt Transport Services, Inc.	172,981
2,850	Norfolk Southern Corp. (e)	593,313
1,130	Old Dominion Freight Line, Inc.	350,797
7,655	Union Pacific Corp. (e)	1,473,741
9,130	United Parcel Service, Inc., Class B (e)	1,524,710
		5,912,417
	Utilities — 0.1%
4,082	Constellation Energy Corp., Class A	342,970
1,236	First Solar, Inc. (a)	250,858
		593,828
	Water — 0.1%
2,414	American Water Works Co., Inc.	348,702

	Wholesale Trade — 0.0% (b)
486	Pool Corp.	153,688
	TOTAL COMMON STOCKS (Cost - $396,322,911)	436,970,801

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2023

Contracts		Notional Amount	Value
	PURCHASED OPTIONS — 1.1% (a)(c)(f)
	PURCHASED PUT OPTIONS — 1.1%
	S&P 500 Index
340	Expiration: June 2023, Exercise Price: $3,800	$142,114,220	$154,700
350	Expiration: July 2023, Exercise Price: $4,100	146,294,050	1,995,000
350	Expiration: August 2023, Exercise Price: $4,125	146,294,050	2,997,750
	TOTAL PURCHASED OPTIONS (Cost - $11,828,253)		5,147,450

Shares
	SHORT TERM INVESTMENTS — 3.4%
	Money Market Funds — 3.4%
15,199,924	First American Treasury Obligations Fund, Class X, 5.01% (d)		15,199,924
	TOTAL SHORT TERM INVESTMENTS (Cost - $15,199,924)		15,199,924

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 0.1%
353,937	First American Government Obligations Fund, Class X, 4.91% (d)		353,937
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $353,937)		353,937

	TOTAL INVESTMENTS — 101.3% (Cost - $423,705,025)		457,672,112
	Liabilities in Excess of Other Assets — (1.3)%		(5,986,512)
	NET ASSETS — 100.0%		$451,685,600

Contracts		Notional Value
	SCHEDULE OF WRITTEN OPTIONS — (1.7)% (a)(c)
	WRITTEN CALL OPTIONS — (1.4)%
	S&P 500 Index
340	Expiration: June 2023, Exercise Price $4,100.00	$142,114,220	3,853,900
350	Expiration: July 2023, Exercise Price $4,350.00	146,294,050	784,000
350	Expiration: August 2023, Exercise Price $4,350.00	146,294,050	1,618,750
	TOTAL WRITTEN CALL OPTIONS (Premiums Received $5,961,657)		6,256,650

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2023

Contracts		Notional Value	Value
	WRITTEN PUT OPTIONS — (0.3)%
	S&P 500 Index
170	Expiration: June 2023, Exercise Price $3,375.00	$71,057,110	$27,625
350	Expiration: July 2023, Exercise Price $3,725.00	146,294,050	519,750
350	Expiration: August 2023, Exercise Price $3,750.00	146,294,050	1,025,500
	TOTAL WRITTEN PUT OPTIONS (Premiums Received $3,340,187)		1,572,875

	TOTAL OPTIONS WRITTEN (Premiums Received $9,301,844)		$7,829,525

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Rounds to less than 0.1%.

(c)	Each option is exercisable into 100 shares of the underlying security.

(d)	Interest rate reflects seven-day yield on May 31, 2023.

(e)

All or a portion of the security is segregated as collateral for written options. The value of the securities segregated as collateral for written options is $69,940,173, which is 15.5% of total net assets.

(f)	Held in connection with a written option, see Schedule of Written Options for more details.

(g)	All or a portion of this security is out on loan as of May 31, 2023.

See accompanying notes to financial statements.

Horizon U.S. Defensive Equity Fund PORTFOLIO OF INVESTMENTS (Unaudited) May 31, 2023

Shares		Value
	COMMON STOCKS — 97.6%
	Advertising — 0.3%
8,572	Interpublic Group of Cos., Inc.	$318,793
3,432	Omnicom Group, Inc.	302,668
		621,461
	Aerospace/Defense — 0.2%
8,285	Howmet Aerospace, Inc.	354,184

	Agriculture — 0.7%
33,197	Altria Group, Inc.	1,474,611

	Airlines — 0.5%
14,189	Delta Air Lines, Inc. (a)	515,486
10,286	United Airlines Holdings, Inc. (a)	488,225
		1,003,711
	Auto Manufacturers — 0.8%
2,365	Cummins, Inc.	483,429
6,619	General Motors Co.	214,522
12,186	PACCAR, Inc.	838,153
		1,536,104
	Auto Parts & Equipment — 0.2%
7,394	BorgWarner, Inc.	327,776

	Banks — 5.3%
17,125	Bank of New York Mellon Corp.	688,425
15,274	Citigroup, Inc.	676,944
5,819	Citizens Financial Group, Inc.	150,014
6,837	Fifth Third Bancorp	165,934
19,708	Huntington Bancshares, Inc.	203,189
59,299	JPMorgan Chase & Co.	8,047,467
9,919	Regions Financial Corp.	171,301
7,998	State Street Corp.	544,024
		10,647,298
	Beverages — 1.6%
5,759	Monster Beverage Corp. (a)	337,593
15,627	PepsiCo, Inc.	2,849,583
		3,187,176
	Biotechnology — 2.1%
1,596	Biogen, Inc. (a)	473,070
21,064	Gilead Sciences, Inc.	1,620,664
968	Regeneron Pharmaceuticals, Inc. (a)	712,022
4,110	Vertex Pharmaceuticals, Inc. (a)	1,329,873
		4,135,629

See accompanying notes to financial statements.

Horizon U.S. Defensive Equity Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2023

Shares		Value
	Building Materials — 0.3%
14,853	Carrier Global Corp.	$607,488

	Chemicals — 0.9%
4,349	CF Industries Holdings, Inc.	267,507
14,974	Dow, Inc.	730,432
5,934	LyondellBasell Industries NV, Class A	507,594
7,711	Mosaic Co.	246,444
		1,751,977
	Commercial Services — 1.0%
1,368	Cintas Corp.	645,888
503	MarketAxess Holdings, Inc.	137,022
2,154	Quanta Services, Inc.	382,507
3,222	Robert Half International, Inc.	209,494
1,858	United Rentals, Inc.	620,182
		1,995,093
	Computers — 6.5%
3,260	Accenture PLC, Class A	997,299
61,120	Apple, Inc.	10,833,520
6,347	Cognizant Technology Solutions Corp., Class A	396,624
10,767	Fortinet, Inc. (a)	735,709
		12,963,152
	Distribution/Wholesale — 0.9%
7,094	Copart, Inc. (a)	621,364
7,007	LKQ Corp.	369,619
1,194	WW Grainger, Inc.	774,930
		1,765,913
	Diversified Financial Services — 6.8%
14,660	American Express Co.	2,324,490
4,106	Discover Financial Services	421,850
7,011	Franklin Resources, Inc.	168,334
10,016	MasterCard, Inc.	3,656,040
32,117	Visa, Inc.	7,098,821
		13,669,535
	Electric — 0.9%
2,705	Ameren Corp.	219,295
2,651	Consolidated Edison, Inc.	247,338
3,118	Evergy, Inc.	180,376
4,499	Exelon Corp.	178,385
2,398	Pinnacle West Capital Corp.	185,318
6,881	PPL Corp.	180,282
4,612	Southern Co.	321,687

See accompanying notes to financial statements.

Horizon U.S. Defensive Equity Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2023

Shares		Value
2,405	WEC Energy Group, Inc.	$210,077
		1,722,758
	Electrical Components & Equipment — 0.4%
2,661	AMETEK, Inc.	386,031
4,268	Emerson Electric Co.	331,538
		717,569
	Electronics — 0.8%
9,710	Amphenol Corp., Class A	732,619
4,741	Fortive Corp.	308,687
277	Mettler-Toledo International, Inc. (a)	366,158
2,438	TE Connectivity, Ltd.	298,606
		1,706,070
	Environmental Control — 0.4%
3,607	Pentair PLC	200,080
4,523	Republic Services, Inc.	640,593
		840,673
	Finance and Insurance — 0.3%
9,632	Arch Capital Group Ltd. (a)	671,350

	Food — 1.4%
6,533	Campbell Soup Co.	330,243
11,525	General Mills, Inc.	969,944
3,805	Hershey Co.	988,159
1,670	J.M. Smucker Co.	244,805
7,461	Kroger Co.	338,207
		2,871,358
	Gas — 0.1%
6,705	NiSource, Inc.	180,297

	Hand/Machine Tools — 0.2%
1,381	Snap-on, Inc.	343,676

	Healthcare Products — 0.5%
6,033	Hologic, Inc. (a)	475,943
1,080	Stryker Corp.	297,627
1,627	Zimmer Biomet Holdings, Inc.	207,182
		980,752
	Healthcare Services — 4.0%
2,602	Anthem, Inc.	1,165,228
5,760	HCA Healthcare, Inc.	1,521,734
2,537	Humana, Inc.	1,273,244
1,926	Quest Diagnostics, Inc.	255,484
7,503	UnitedHealth Group, Inc.	3,655,762

See accompanying notes to financial statements.

Horizon U.S. Defensive Equity Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2023

Shares		Value
1,577	Universal Health Services, Inc., Class B	$208,369
		8,079,821
	Home Builders — 1.3%
8,312	DR Horton, Inc.	888,054
7,228	Lennar Corp., Class A	774,264
90	NVR, Inc. (a)	499,880
6,617	PulteGroup, Inc.	437,251
		2,599,449
	Household Products/Wares — 0.4%
1,346	Avery Dennison Corp.	216,881
2,205	Church & Dwight Co., Inc.	203,852
3,327	Kimberly-Clark Corp.	446,750
		867,483
	Insurance — 5.9%
30,643	Berkshire Hathaway, Inc., Class B (a)	9,838,854
1,005	Everest Re Group Ltd.	341,720
1,926	Globe Life, Inc.	198,725
6,227	Hartford Financial Services Group, Inc.	426,674
4,277	Loews Corp.	239,512
3,253	Travelers Cos., Inc.	550,538
5,105	WR Berkley Corp.	284,246
		11,880,269
	Internet — 9.0%
51,353	Alphabet, Inc., Class A (a)	6,309,743
754	Booking Holdings, Inc. (a)	1,891,613
3,303	CDW Corp.	567,092
35,020	Meta Platforms, Inc., Class A (a)	9,270,494
		18,038,942
	Iron/Steel — 0.4%
6,397	Nucor Corp.	844,788

	Lodging — 0.8%
3,825	Hilton Worldwide Holdings, Inc.	520,659
3,940	Marriott International, Inc.	661,093
9,818	MGM Resorts International	385,749
		1,567,501
	Machinery - Diversified — 0.1%
3,828	Ingersoll Rand, Inc.	216,894

	Manufacturing — 1.7%
3,988	Linde Plc	1,410,396
3,579	Moderna, Inc. (a)	457,074
553	Monolithic Power Systems, Inc.	270,920

See accompanying notes to financial statements.

Horizon U.S. Defensive Equity Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2023

Shares		Value
9,847	ON Semiconductor Corp. (a)	$823,209
4,954	Steel Dynamics, Inc.	455,273
		3,416,872
	Media — 1.2%
49,924	Comcast Corp.	1,964,510
11,817	Fox Corp.	368,690
		2,333,200
	Miscellaneous Manufacturing — 0.4%
2,525	Parker-Hannifin Corp.	809,111

	Oil & Gas — 8.2%
19,482	Cabot Oil & Gas Corp.	452,956
26,657	ConocoPhillips	2,647,040
86,493	Exxon Mobil Corp.	8,837,855
11,096	Marathon Petroleum Corp.	1,164,081
20,798	Occidental Petroleum Corp.	1,199,213
11,791	Phillips 66	1,080,174
9,382	Valero Energy Corp.	1,004,249
		16,385,568
	Packaging & Containers — 0.1%
2,227	Packaging Corp of America	276,215

	Pharmaceuticals — 7.2%
29,000	AbbVie, Inc.	4,000,840
4,171	Cigna Corp.	1,031,947
2,369	Henry Schein, Inc. (a)	175,069
58,012	Merck & Co., Inc.	6,405,105
75,402	Pfizer, Inc.	2,866,784
		14,479,745
	Real Estate — 0.1%
3,151	CBRE Group, Inc., Class A (a)	236,073

	Real Estate Investment Trusts — 1.0%
1,706	Camden Property Trust	178,226
853	Essex Property Trust, Inc.	184,299
15,924	Host Hotels & Resorts, Inc.	264,338
9,656	Kimco Realty Corp.	177,477
7,293	Realty Income Corp.	433,496
2,977	Simon Property Group, Inc.	313,032
5,930	VICI Properties, Inc.	183,415
2,622	Welltower, Inc.	195,628
6,121	Weyerhaeuser Co.	175,428
		2,105,339

See accompanying notes to financial statements.

Horizon U.S. Defensive Equity Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2023

Shares		Value
	Retail — 2.6%
416	AutoZone, Inc. (a)	$992,926
209	Chipotle Mexican Grill, Inc. (a)	433,986
843	Costco Wholesale Corp.	431,245
2,715	Darden Restaurants, Inc.	430,382
2,239	Dollar Tree, Inc. (a)	301,996
1,268	O’Reilly Automotive, Inc. (a)	1,145,397
1,851	Tractor Supply Co.	387,951
1,213	Ulta Beauty, Inc. (a)	497,124
4,295	Walmart, Inc.	630,807
		5,251,814
	Semiconductors — 5.6%
8,846	Analog Devices, Inc.	1,571,846
7,883	Broadcom, Inc.	6,369,149
12,146	Microchip Technology, Inc.	914,108
3,053	Skyworks Solutions, Inc.	316,016
12,005	Texas Instruments, Inc.	2,087,429
		11,258,548
	Software — 10.1%
924	ANSYS, Inc. (a)	298,997
3,965	Cadence Design Systems, Inc. (a)	915,558
10,363	Fiserv, Inc. (a)	1,162,625
36,232	Microsoft Corp.	11,898,227
1,109	MSCI, Inc.	521,818
44,163	Oracle Corp.	4,678,628
1,564	Synopsys, Inc. (a)	711,557
		20,187,410
	Telecommunications — 3.6%
2,461	Arista Networks, Inc. (a)	409,363
76,253	Cisco Systems, Inc.	3,787,486
2,656	Motorola Solutions, Inc.	748,780
7,898	T-Mobile US, Inc. (a)	1,084,000
36,755	Verizon Communications, Inc.	1,309,581
		7,339,210
	Transportation — 0.7%
3,571	CH Robinson Worldwide, Inc.	337,602
4,396	Expeditors International of Washington, Inc.	484,923
1,948	Old Dominion Freight Line, Inc.	604,737
		1,427,262
	Wholesale Trade — 0.1%
774	Pool Corp.	244,762

	TOTAL COMMON STOCKS (Cost - $186,820,837)	195,921,887

See accompanying notes to financial statements.

Horizon U.S. Defensive Equity Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2023

Shares		Value
	SHORT TERM INVESTMENTS — 0.3%
	Money Market Funds — 0.3%
485,363	First American Treasury Obligations Fund, Class X, 5.01% (b)	$485,363
	TOTAL SHORT TERM INVESTMENTS (Cost - $485,363)	485,363

	TOTAL INVESTMENTS — 97.9% (Cost - $187,306,200)	196,407,250
	Other Assets in Excess of Liabilities — 2.1%	4,253,125
	NET ASSETS — 100.0%	$200,660,375

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Interest rate reflects seven-day yield on May 31, 2023.

See accompanying notes to financial statements.

Horizon ESG & Defensive Core Fund PORTFOLIO OF INVESTMENTS (Unaudited) May 31, 2023

Shares		Value
	COMMON STOCKS — 101.2%
	Accommodation and Food Services — 0.1%
468	Vail Resorts, Inc.	$113,818

	Advertising — 0.1%
4,512	Interpublic Group of Cos., Inc.	167,801

	Airlines — 0.0% (a)
1,855	Delta Air Lines, Inc. (b)	67,392

	Apparel — 0.8%
14,552	Nike, Inc.	1,531,744
3,778	VF Corp.	65,057
		1,596,801
	Auto Manufacturers — 0.2%
1,628	Cummins, Inc.	332,779

	Auto Parts & Equipment — 0.2%
3,139	Aptiv PLC (b)	276,483
2,721	BorgWarner, Inc.	120,622
		397,105
	Banks — 1.7%
8,882	Bank of New York Mellon Corp.	357,056
5,665	Citizens Financial Group, Inc.	146,044
16,594	Huntington Bancshares, Inc.	171,084
10,604	KeyCorp	99,041
14,606	Morgan Stanley	1,194,187
2,294	Northern Trust Corp.	164,985
4,649	PNC Financial Services Group, Inc.	538,494
10,809	Regions Financial Corp.	186,671
4,239	State Street Corp.	288,337
15,284	Truist Financial Corp.	465,703
		3,611,602
	Beverages — 2.7%
47,706	Coca-Cola Co.	2,846,140
16,022	PepsiCo, Inc.	2,921,612
		5,767,752
	Biotechnology — 2.0%
6,190	Amgen, Inc.	1,365,824
1,670	Biogen, Inc. (b)	495,005
14,527	Gilead Sciences, Inc.	1,117,707
1,843	Illumina, Inc. (b)	362,426
2,971	Vertex Pharmaceuticals, Inc. (b)	961,326
		4,302,288

See accompanying notes to financial statements.

Horizon ESG & Defensive Core Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2023

Shares		Value
	Building Materials — 0.7%
9,650	Carrier Global Corp.	$394,685
1,486	Fortune Brands Home & Security, Inc.	89,829
7,955	Johnson Controls International PLC	474,913
718	Martin Marietta Materials, Inc.	285,793
2,605	Masco Corp.	125,874
		1,371,094
	Chemicals — 0.7%
1,243	Celanese Corp.	129,297
2,946	International Flavors & Fragrances, Inc.	227,696
3,954	Mosaic Co.	126,370
2,719	PPG Industries, Inc.	356,978
2,858	Sherwin-Williams Co.	650,995
		1,491,336
	Commercial Services — 2.1%
4,817	Automatic Data Processing, Inc.	1,006,705
2,971	Ecolab, Inc.	490,363
436	MarketAxess Holdings, Inc.	118,771
1,917	Moody’s Corp.	607,459
1,646	Quanta Services, Inc.	292,297
1,258	Robert Half International, Inc.	81,795
2,565	Rollins, Inc.	100,856
3,869	S&P Global, Inc.	1,421,587
797	United Rentals, Inc.	266,030
		4,385,863
	Computers — 2.0%
7,298	Accenture PLC, Class A	2,232,604
14,932	Hewlett Packard Enterprise Co.	215,319
11,700	HP, Inc.	340,002
10,489	International Business Machines Corp.	1,348,781
		4,136,706
	Cosmetics/Personal Care — 2.4%
9,221	Colgate-Palmolive Co.	685,858
2,674	Estee Lauder Cos., Inc., Class A	492,096
27,565	Procter & Gamble Co.	3,928,013
		5,105,967
	Distribution/Wholesale — 0.6%
4,973	Copart, Inc. (b)	435,585
6,649	Fastenal Co.	358,049
2,955	LKQ Corp.	155,876
527	WW Grainger, Inc.	342,034
		1,291,544

See accompanying notes to financial statements.

Horizon ESG & Defensive Core Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2023

Shares		Value
	Diversified Financial Services — 6.8%
7,388	American Express Co.	$1,171,441
1,233	Ameriprise Financial, Inc.	368,014
1,737	BlackRock, Inc.	1,142,164
1,232	CBOE Global Markets, Inc.	163,141
16,752	Charles Schwab Corp.	882,663
4,195	CME Group, Inc.	749,856
3,164	Discover Financial Services	325,069
3,465	Franklin Resources, Inc.	83,195
6,467	Intercontinental Exchange, Inc.	685,179
3,927	Invesco, Ltd.	56,470
9,994	MasterCard, Inc.	3,648,010
3,999	Nasdaq, Inc.	221,345
2,237	Raymond James Financial, Inc.	202,113
5,187	Synchrony Financial	160,590
2,583	T. Rowe Price Group, Inc.	276,794
18,932	Visa, Inc.	4,184,540
		14,320,584
	Electric — 0.9%
4,122	Consolidated Edison, Inc.	384,583
4,430	Edison International	299,114
4,046	Eversource Energy	280,104
11,571	Exelon Corp.	458,790
3,653	Sempra Energy	524,315
		1,946,906
	Electronics — 1.0%
3,454	Agilent Technologies, Inc.	399,524
1,016	Allegion PLC	106,416
3,890	Fortive Corp.	253,278
2,071	Keysight Technologies, Inc. (b)	335,088
259	Mettler-Toledo International, Inc. (b)	342,364
1,235	Roper Technologies, Inc.	560,962
686	Waters Corp. (b)	172,337
		2,169,969
	Environmental Control — 0.2%
1,900	Pentair PLC	105,393
2,559	Republic Services, Inc.	362,431
		467,824
	Finance and Insurance — 0.9%
3,448	Ally Financial, Inc.	91,958
4,286	Arch Capital Group Ltd. (b)	298,734
2,322	Carlyle Group Inc/The	63,646
4,257	Equitable Holdings, Inc.	104,467
919	LPL Financial Holdings, Inc.	179,003

See accompanying notes to financial statements.

Horizon ESG & Defensive Core Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2023

Shares		Value
523	MercadoLibre, Inc. (b)	$647,997
16,288	US Bancorp	487,011
2,011	Webster Financial Corp.	71,491
		1,944,307
	Food — 0.9%
2,441	Campbell Soup Co.	123,393
5,594	Conagra Brands, Inc.	195,063
6,909	General Mills, Inc.	581,462
3,488	Hormel Foods Corp.	133,416
2,981	Kellogg Co.	199,041
7,910	Kroger Co.	358,560
2,907	McCormick & Co., Inc.	249,217
		1,840,152
	Forest Products & Paper — 0.1%
3,905	International Paper Co.	114,963

	Gas — 0.1%
1,637	Atmos Energy Corp.	188,713

	Hand/Machine Tools — 0.1%
617	Snap-on, Inc.	153,547

	Health Care and Social Assistance — 0.0% (a)
1,095	Novocure Ltd. (b)	78,632

	Healthcare Products — 2.5%
239	ABIOMED, Inc. (a)(b)(d)	—
862	Align Technology, Inc. (b)	243,653
5,832	Baxter International, Inc.	237,479
2,500	Dentsply Sirona, Inc.	90,300
7,145	Edwards Lifesciences Corp. (b)	601,823
2,856	Hologic, Inc. (b)	225,310
965	IDEXX Laboratories, Inc. (b)	448,503
1,696	ResMed, Inc.	357,500
1,177	STERIS PLC	235,365
541	Teleflex, Inc.	127,000
4,532	Thermo Fisher Scientific, Inc.	2,304,341
855	West Pharmaceutical Services, Inc.	286,108
		5,157,382
	Healthcare Services — 1.5%
2,768	Anthem, Inc.	1,239,566
626	DaVita, Inc. (b)	58,637
2,456	HCA Healthcare, Inc.	648,851
1,465	Humana, Inc.	735,239

See accompanying notes to financial statements.

Horizon ESG & Defensive Core Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2023

Shares		Value
1,025	Laboratory Corp. of America Holdings	$217,843
1,321	Quest Diagnostics, Inc.	175,231
		3,075,367
	Household Products/Wares — 0.4%
1,440	Clorox Co.	227,779
3,930	Kimberly-Clark Corp.	527,721
		755,500
	Housewares — 0.0% (a)
4,536	Newell Brands, Inc.	37,694

	Information — 0.7%
441	FactSet Research Systems, Inc.	169,737
535	HubSpot, Inc. (b)	277,125
8,997	Sirius XM Holdings, Inc.	32,029
1,887	Splunk, Inc. (b)	187,360
2,467	VMware, Inc. (b)	336,227
26,741	Warner Bros Discovery, Inc. (b)	301,638
3,035	ZoomInfo Technologies, Inc. (b)	75,056
		1,379,172
	Insurance — 2.9%
6,850	Aflac, Inc.	439,839
3,062	Allstate Corp.	332,074
8,577	American International Group, Inc.	453,123
2,446	Arthur J Gallagher & Co.	490,007
613	Assurant, Inc.	73,554
4,815	Chubb Ltd.	894,627
3,685	Hartford Financial Services Group, Inc.	252,496
2,326	Loews Corp.	130,256
5,756	Marsh & McLennan Cos., Inc.	996,824
2,830	Principal Financial Group, Inc.	185,252
6,743	Progressive Corp.	862,497
4,268	Prudential Financial, Inc.	335,849
2,710	Travelers Cos., Inc.	458,640
1,253	Willis Towers Watson PLC	274,219
		6,179,257
	Internet — 4.2%
69,028	Alphabet, Inc., Class A (b)	8,481,470
6,294	eBay, Inc.	267,747
6,791	Gen Digital, Inc.	119,114
		8,868,331
	Iron/Steel — 0.2%
2,976	Nucor Corp.	393,011

See accompanying notes to financial statements.

Horizon ESG & Defensive Core Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2023

Shares		Value
	Lodging — 0.2%
3,142	Hilton Worldwide Holdings, Inc.	$427,689

	Machinery - Construction & Mining — 0.6%
6,022	Caterpillar, Inc.	1,239,027

	Machinery - Diversified — 1.3%
3,321	Deere & Co.	1,148,999
1,625	Dover Corp.	216,661
873	IDEX Corp.	173,867
4,680	Ingersoll Rand, Inc.	265,169
4,839	Otis Worldwide Corp.	384,749
1,326	Rockwell Automation, Inc.	369,424
2,087	Xylem, Inc.	209,117
		2,767,986
	Management of Companies and Enterprises — 0.0% (a)
3,717	Rivian Automotive, Inc. (b)	54,751

	Manufacturing — 9.2%
63,296	Alphabet, Inc. (b)	7,808,827
2,157	BioMarin Pharmaceutical, Inc. (b)	187,529
1,830	Bio-Techne Corp.	149,676
1,734	Bunge Ltd.	160,638
1,952	Catalent, Inc. (b)	72,673
2,003	Cognex Corp.	110,085
4,958	Elanco Animal Health, Inc. (b)	40,408
725	Generac Holdings, Inc. (b)	78,967
1,736	HF Sinclair Corp.	71,940
807	Insulet Corp. (b)	221,320
722	Jazz Pharmaceuticals Plc (b)	92,531
9,069	Keurig Dr Pepper, Inc.	282,227
687	Lear Corp.	84,267
370	Lennox International, Inc.	101,939
5,721	Linde Plc	2,023,289
1,346	Lululemon Athletica, Inc. (b)	446,778
3,016	NXP Semiconductors NV	540,166
1,080	Owens Corning	114,836
6,073	Plug Power, Inc. (b)	50,527
2,029	Steel Dynamics, Inc.	186,465
31,116	Tesla, Inc. (b)	6,345,486
2,870	Trimble, Inc. (b)	133,943
		19,304,517
	Media — 0.9%
21,041	Walt Disney Co. (b)	1,850,766

See accompanying notes to financial statements.

Horizon ESG & Defensive Core Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2023

Shares		Value
	Mining — 0.2%
9,218	Newmont Goldcorp Corp.	$373,790

	Mining, Quarrying, and Oil and Gas Extraction — 0.1%
2,486	Targa Resources Corp.	169,172

	Miscellaneous Manufacturing — 1.3%
6,401	3M Co.	597,277
1,472	AO Smith Corp.	94,120
4,617	Eaton Corp PLC	812,130
3,567	Illinois Tool Works, Inc.	780,210
2,675	Trane Technologies PLC	436,640
		2,720,377
	Office/Business Equipment — 0.1%
598	Zebra Technologies Corp., Class A (b)	157,017

	Oil & Gas — 0.7%
5,407	Marathon Petroleum Corp.	567,249
5,464	Phillips 66	500,557
4,429	Valero Energy Corp.	474,080
		1,541,886
	Oil & Gas Services — 0.6%
11,595	Baker Hughes & GE Co., Class A	315,964
10,550	Halliburton Co.	302,257
16,419	Schlumberger, Ltd.	703,226
		1,321,447
	Packaging & Containers — 0.2%
17,272	Amcor PLC	166,502
3,654	Ball Corp.	186,939
2,928	Westrock Co.	82,013
		435,454
	Pharmaceuticals — 7.8%
1,786	AmerisourceBergen Corp.	303,888
24,587	Bristol-Myers Squibb Co.	1,584,387
3,037	Cardinal Health, Inc.	249,945
3,546	Cigna Corp.	877,316
4,478	DexCom, Inc. (b)	525,090
9,400	Eli Lilly & Co.	4,036,924
30,353	Johnson & Johnson	4,706,536
29,412	Merck & Co., Inc.	3,247,379
5,410	Zoetis, Inc., Class A	881,884
		16,413,349

See accompanying notes to financial statements.

Horizon ESG & Defensive Core Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2023

Shares		Value
	Pipelines — 0.5%
23,444	Kinder Morgan, Inc.	$377,683
5,179	ONEOK, Inc.	293,442
14,128	Williams Cos., Inc.	404,908
		1,076,033
	Real Estate — 0.1%
3,653	CBRE Group, Inc., Class A (b)	273,683

	Real Estate and Rental and Leasing — 0.0% (a)
1,024	U-Haul Holding Co.	47,401

	Real Estate Investment Trusts — 2.4%
5,373	American Tower Corp.	990,996
5,407	Annaly Capital Management, Inc.	102,084
1,709	Boston Properties, Inc.	83,177
4,992	Crown Castle International Corp.	565,144
1,076	Equinix, Inc.	802,212
6,206	Healthpeak Properties, Inc.	123,872
10,698	Prologis, Inc.	1,332,436
1,263	SBA Communications Corp.	280,108
4,628	Ventas, Inc.	199,652
5,441	Welltower, Inc.	405,953
8,499	Weyerhaeuser Co.	243,581
		5,129,215
	Retail — 4.8%
689	Advance Auto Parts, Inc.	50,221
2,338	Best Buy Co., Inc.	169,902
1,826	CarMax, Inc. (b)	131,855
1,645	Genuine Parts Co.	244,990
11,799	Home Depot, Inc.	3,344,427
7,016	Lowe’s Cos., Inc.	1,411,128
8,496	McDonald’s Corp.	2,422,295
5,296	Target Corp.	693,405
13,450	TJX Cos., Inc.	1,032,826
1,281	Tractor Supply Co.	268,485
592	Ulta Beauty, Inc. (b)	242,619
		10,012,153
	Retail Trade — 0.1%
751	Burlington Stores, Inc. (b)	112,995

	Semiconductors — 7.8%
9,958	Applied Materials, Inc.	1,327,401
47,882	Intel Corp.	1,505,410
1,582	Lam Research Corp.	975,619

See accompanying notes to financial statements.

Horizon ESG & Defensive Core Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2023

Shares		Value
28,490	NVIDIA Corp.	$10,778,907
10,527	Texas Instruments, Inc.	1,830,435
		16,417,772
	Software — 17.5%
5,392	Adobe, Inc. (b)	2,252,724
1,013	ANSYS, Inc. (b)	327,797
2,512	Autodesk, Inc. (b)	500,868
3,185	Cadence Design Systems, Inc. (b)	735,448
3,194	Electronic Arts, Inc.	408,832
3,100	Intuit, Inc.	1,299,272
82,190	Microsoft Corp.	26,990,374
11,628	salesforce.com, Inc. (b)	2,597,463
2,339	ServiceNow, Inc. (b)	1,274,240
1,947	Take-Two Interactive Software, Inc. (b)	268,160
		36,655,178
	Telecommunications — 2.2%
47,649	Cisco Systems, Inc.	2,366,726
1,935	Motorola Solutions, Inc.	545,515
48,588	Verizon Communications, Inc.	1,731,190
		4,643,431
	Toys/Games/Hobbies — 0.0% (a)
1,519	Hasbro, Inc.	90,153

	Transportation — 2.3%
1,370	CH Robinson Worldwide, Inc.	129,520
24,419	CSX Corp.	748,931
1,847	Expeditors International of Washington, Inc.	203,743
961	JB Hunt Transport Services, Inc.	160,458
2,678	Norfolk Southern Corp.	557,506
1,091	Old Dominion Freight Line, Inc.	338,690
7,137	Union Pacific Corp.	1,374,015
8,475	United Parcel Service, Inc.	1,415,325
		4,928,188
	Transportation and Warehousing — 0.0% (a)
1,767	Knight-Swift Transportation Holdings, Inc.	97,167

	Utilities — 0.3%
2,604	Cheniere Energy, Inc.	363,961
2,892	Essential Utilities, Inc.	117,820
2,420	UGI Corp.	67,688
		549,469

See accompanying notes to financial statements.

Horizon ESG & Defensive Core Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2023

Shares		Value
	Water — 0.2%
2,241	American Water Works Co., Inc.	$323,712

	Wholesale Trade — 0.1%
452	Pool Corp.	142,936

	TOTAL COMMON STOCKS (Cost - $202,658,500)	212,487,873

	SHORT TERM INVESTMENTS — 0.2%
	Money Market Funds — 0.2%
361,801	First American Treasury Obligations Fund, Class X, 5.01% (c)	361,801
	TOTAL SHORT TERM INVESTMENTS (Cost - $361,801)	361,801

	TOTAL INVESTMENTS — 101.4% (Cost - $203,020,301)	212,849,674
	Liabilities in Excess of Other Assets — (1.4)%	(2,976,474)
	NET ASSETS — 100.0%	$209,873,200

Percentages are stated as a percent of net assets.

(a)	Rounds to less than 0.1%.

(b)	Non-income producing security.

(c)	Interest rate reflects seven-day yield on May 31, 2023.

(d)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.

See accompanying notes to financial statements.

Horizon Tactical Fixed Income Fund PORTFOLIO OF INVESTMENTS (Unaudited) May 31, 2023

Shares		Value
	INVESTMENT COMPANIES — 99.6%
	Exchange Traded Funds — 99.6%
359,897	iShares 7-10 Year Treasury Bond ETF (a)	$35,291,500
207,537	SPDR Blackstone / GSO Senior Loan ETF	8,529,771
45,736	SPDR Bloomberg Barclays Convertible Securities ETF	3,057,909
799,223	VanEck Fallen Angel High Yield Bond ETF	21,858,749
113,139	Vanguard Total International Bond ETF	5,538,154
791,217	Xtrackers USD High Yield Corporate Bond ETF (a)	26,909,290
	TOTAL INVESTMENT COMPANIES (Cost - $101,573,041)	101,185,373

	SHORT TERM INVESTMENTS — 0.1%
	Money Market Funds — 0.1%
63,643	First American Treasury Obligations Fund, Class X, 5.01% (b)	63,643
	TOTAL SHORT TERM INVESTMENTS (Cost - $63,643)	63,643

	TOTAL INVESTMENTS — 99.7% (Cost - $101,636,684)	101,249,016
	Other Assets in Excess of Liabilities — 0.3%	332,095
	NET ASSETS — 100.0%	$101,581,111

Percentages are stated as a percent of net assets.

(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Interest rate reflects seven-day yield on May 31, 2023.

See accompanying notes to financial statements.

Horizon U.S. Defensive Small/Mid Cap Fund PORTFOLIO OF INVESTMENTS (Unaudited) May 31, 2023

Shares		Value
	COMMON STOCKS — 98.4%
	Accommodation and Food Services — 3.1%
467	Bloomin’ Brands, Inc.	$11,157
755	Boyd Gaming Corp.	48,116
267	Casey’s General Stores, Inc.	60,249
169	Dave & Buster’s Entertainment, Inc.	5,433
107	Jack in the Box, Inc.	9,262
357	Marcus Corp/The	5,455
81	Monarch Casino & Resort, Inc.	5,256
294	Texas Roadhouse, Inc.	31,723
187	Yelp, Inc.	6,264
		182,915
	Administrative and Support and Waste Management and Remediation Services — 2.7%
185	AMN Healthcare Services, Inc.	17,568
218	Avantax, Inc.	4,613
378	Clean Harbors, Inc	53,071
62	CorVel Corp.	12,117
265	Cross Country Healthcare, Inc.	6,758
72	Fair Isaac Corp.	56,712
196	Heidrick & Struggles International, Inc.	4,753
113	Korn Ferry	5,311
		160,903
	Agriculture, Forestry, Fishing and Hunting — 0.5%
177	Andersons Inc/The	6,905
442	Cal-Maine Foods, Inc.	21,017
		27,922
	Commercial Services — 0.5%
915	H&R Block, Inc.	27,313

	Computers — 0.1%
140	Teradata Corp.	6,560

	Construction — 6.4%
256	Century Communities, Inc.	16,289
262	Comfort Systems USA, Inc.	38,771
333	EMCOR Group, Inc.	54,892
184	Granite Construction, Inc.	6,659
362	Green Brick Partners, Inc.	17,329
648	KB Home	28,078
218	M/I Homes, Inc.	15,406
616	MDC Holdings, Inc.	24,812
313	Meritage Homes Corp.	36,098
74	MYR Group, Inc.	9,435

See accompanying notes to financial statements.

Horizon U.S. Defensive Small/Mid Cap Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2023

Shares		Value
951	Taylor Morrison Home Corp.	$40,351
927	Toll Brothers, Inc.	62,758
755	Tri Pointe Homes, Inc.	22,054
		372,932
	Diversified Financial Services — 0.3%
145	Affiliated Managers Group, Inc.	20,168

	Educational Services — 0.7%
161	Grand Canyon Education, Inc.	16,866
437	Perdoceo Education Corp.	5,152
62	Strategic Education, Inc.	4,893
294	Stride, Inc.	11,881
		38,792
	Electrical Components & Equipment — 0.5%
190	Acuity Brands, Inc.	28,631

	Electronics — 0.3%
693	Vontier Corp.	20,540

	Engineering & Construction — 0.7%
980	nVent Electric PLC	42,512

	Finance and Insurance — 10.5%
384	Ambac Financial Group, Inc.	5,349
167	Ameris Bancorp	5,271
362	Associated Banc-Corp	5,361
231	Axos Financial, Inc.	8,736
256	Cathay General Bancorp	7,485
41	Chemed Corp.	21,885
65	City Holding Co.	5,602
309	CNO Financial Group, Inc.	6,708
408	East West Bancorp, Inc.	19,523
111	Encore Capital Group, Inc.	4,781
250	Enova International, Inc.	11,630
376	Essent Group Ltd.	16,608
273	Euronet Worldwide, Inc.	30,412
158	Evercore, Inc.	17,056
184	First Bancorp/Southern Pines NC	5,538
1,704	FNB Corp/PA	18,727
481	Fulton Financial Corp.	5,368
2,524	Genworth Financial, Inc.	13,503
179	Hancock Whitney Corp.	6,539
201	Hilltop Holdings, Inc.	5,934
601	Hope Bancorp, Inc.	4,820

See accompanying notes to financial statements.

Horizon U.S. Defensive Small/Mid Cap Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2023

Shares		Value
811	Interactive Brokers Group, Inc.	$62,634
300	International Bancshares Corp.	12,816
104	Kinsale Capital Group, Inc.	31,510
1,900	MGIC Investment Corp.	28,728
403	Mr Cooper Group, Inc.	18,643
485	NMI Holdings, Inc.	12,198
247	OFG Bancorp	5,992
1,444	Old National Bancorp/IN	17,934
556	Old Republic International Corp.	13,616
110	Preferred Bank/Los Angeles CA	5,073
273	Primerica, Inc.	49,691
321	RE/MAX Holdings, Inc.	6,000
191	Renasant Corp.	4,989
277	RLI Corp.	34,306
205	S&T Bancorp, Inc.	5,498
155	Selective Insurance Group, Inc.	14,993
175	Southside Bancshares, Inc.	4,638
182	StoneX Group, Inc.	14,613
185	TrustCo Bank Corp NY	5,112
233	United Bankshares Inc/WV	6,855
223	United Community Banks Inc/GA	5,042
318	Universal Insurance Holdings, Inc.	4,563
252	Washington Federal, Inc.	6,555
150	Wintrust Financial Corp.	9,536
155	WSFS Financial Corp.	5,183
		613,554
	Health Care and Social Assistance — 0.6%
78	Acadia Healthcare Co, Inc.	5,509
52	Addus HomeCare Corp.	4,688
148	Apollo Medical Holdings, Inc.	4,680
59	Ensign Group Inc/The	5,228
214	HealthStream, Inc.	4,926
179	Option Care Health, Inc.	4,932
56	US Physical Therapy, Inc.	5,720
		35,683
	Information — 2.3%
220	ACI Worldwide, Inc.	5,018
89	Cogent Communications Holdings, Inc.	5,475
404	Gogo, Inc.	6,080
74	Integer Holdings Corp.	6,058
226	Nexstar Media Group, Inc.	34,108
259	Progress Software Corp.	15,540
44	Qualys, Inc.	5,556
81	Spire, Inc.	5,230

See accompanying notes to financial statements.

Horizon U.S. Defensive Small/Mid Cap Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2023

Shares		Value
59	SPS Commerce, Inc.	$9,192
259	Thryv Holdings, Inc.	6,035
337	World Wrestling Entertainment, Inc.	34,145
		132,437
	Insurance — 1.7%
672	Federated Investors, Inc.	23,137
1,457	Unum Group	63,306
2,126	Valley National Bancorp	15,690
		102,133
	Manufacturing — 37.3% (c)
92	Advanced Energy Industries, Inc.	9,030
32	Alamo Group, Inc.	5,327
522	Allegro MicroSystems, Inc.	20,530
113	American Woodmark Corp.	6,723
838	Amkor Technology, Inc.	20,766
150	Amphastar Pharmaceuticals, Inc.	6,655
95	Arcosa, Inc.	6,238
191	Avanos Medical, Inc.	4,680
104	Axcelis Technologies, Inc.	16,385
327	Belden, Inc.	28,609
271	Brady Corp.	12,921
276	Bruker Corp.	19,072
1,239	Builders FirstSource, Inc.	143,662
339	Catalyst Pharmaceuticals, Inc.	3,915
423	Cirrus Logic, Inc.	32,859
56	Coca-Cola Consolidated, Inc.	37,057
161	Cohu, Inc.	6,173
238	Collegium Pharmaceutical, Inc.	5,253
994	Commercial Metals Co.	42,494
257	Corcept Therapeutics, Inc.	6,037
124	CTS Corp.	5,663
271	Diodes, Inc.	24,347
282	DMC Global, Inc.	4,574
715	Donaldson Co, Inc.	41,849
292	Dorian LPG Ltd.	6,739
249	Eagle Materials, Inc.	40,570
191	Eagle Pharmaceuticals Inc/DE	3,963
177	elf Beauty, Inc.	18,412
208	Embecta Corp.	5,755
163	Encore Wire Corp.	26,678
146	Envista Holdings Corp.	4,656
368	Esab Corp.	21,609
60	ESCO Technologies, Inc.	5,400
140	Fox Factory Holding Corp.	12,449

See accompanying notes to financial statements.

Horizon U.S. Defensive Small/Mid Cap Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2023

Shares		Value
337	Greif, Inc.	$20,254
161	Haemonetics Corp.	13,621
132	Hawkins, Inc.	6,196
1,543	HF Sinclair Corp.	63,942
226	Ingredion, Inc.	23,640
59	Innospec, Inc.	5,449
503	Innoviva, Inc.	6,785
98	Integra LifeSciences Holdings Corp.	3,719
59	Inter Parfums, Inc.	7,410
145	InterDigital, Inc.	12,041
327	Iridium Communications, Inc.	19,633
542	Ironwood Pharmaceuticals, Inc.	5,897
816	Jabil, Inc.	73,048
65	John B Sanfilippo & Son, Inc.	7,555
157	Kulicke & Soffa Industries, Inc.	8,302
461	Lattice Semiconductor Corp.	37,484
205	LCI Industries	22,148
111	LeMaitre Vascular, Inc.	6,975
337	Lincoln Electric Holdings, Inc.	57,175
110	Littelfuse, Inc.	28,164
56	Medifast, Inc.	4,407
621	Mercer International, Inc.	5,378
74	Merit Medical Systems, Inc.	6,098
515	Mueller Industries, Inc.	38,244
277	Myers Industries, Inc.	5,180
337	National Beverage Corp.	16,655
62	NewMarket Corp.	24,169
1,181	O-I Glass, Inc.	24,470
1,000	Olin Corp.	47,310
874	OraSure Technologies, Inc.	4,396
54	OSI Systems, Inc.	6,427
684	Owens Corning	72,730
187	Patrick Industries, Inc.	12,254
1,228	PBF Energy, Inc.	45,203
459	PGT Innovations, Inc.	11,415
369	Photronics, Inc.	7,834
360	Post Holdings, Inc.	30,586
145	Powell Industries, Inc.	8,338
315	Prestige Consumer Healthcare, Inc.	18,027
423	QuidelOrtho Corp.	36,014
547	Reliance Steel & Aluminum Co.	128,370
206	Sanmina Corp.	10,926
799	Silgan Holdings, Inc.	35,947
315	Simpson Manufacturing Co, Inc.	37,230
47	Standex International Corp.	6,401

See accompanying notes to financial statements.

Horizon U.S. Defensive Small/Mid Cap Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2023

Shares		Value
666	SunCoke Energy, Inc.	$4,522
358	Super Micro Computer, Inc.	80,174
158	Supernus Pharmaceuticals, Inc.	5,236
324	Sylvamo Corp.	12,772
376	Terex Corp.	17,435
184	Thor Industries, Inc.	14,402
148	Tootsie Roll Industries, Inc.	5,782
440	UFP Industries, Inc.	34,364
695	United States Steel Corp.	14,539
223	United Therapeutics Corp.	46,772
89	USANA Health Sciences, Inc.	5,400
930	Vector Group Ltd.	10,890
896	Vishay Intertechnology, Inc.	23,099
353	Vista Outdoor, Inc.	9,400
142	Visteon Corp.	18,968
337	Wabash National Corp.	7,903
146	Watts Water Technologies, Inc.	23,134
984	Westlake Corp.	102,287
150	Winnebago Industries, Inc.	8,346
485	Zynex, Inc.	4,549
		2,180,471
	Materials — 0.1%
118	Olympic Steel, Inc.	4,935

	Media — 0.3%
1,339	TEGNA, Inc.	20,741

	Mining, Quarrying, and Oil and Gas Extraction — 3.5%
637	Civitas Resources, Inc.	42,552
247	CONSOL Energy, Inc.	13,328
577	Matador Resources Co.	25,371
343	ONE Gas, Inc.	27,762
549	Par Pacific Holdings, Inc.	11,705
653	PDC Energy, Inc.	44,809
134	Ranger Oil Corp.	4,925
553	SM Energy Co.	14,538
113	Vital Energy, Inc.	4,688
431	Warrior Met Coal, Inc.	14,128
		203,806
	Oil & Gas — 0.8%
1,631	Range Resources Corp.	44,640

	Professional, Scientific, and Technical Services — 4.3%
395	A10 Networks, Inc.	5,882

See accompanying notes to financial statements.

Horizon U.S. Defensive Small/Mid Cap Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2023

Shares		Value
131	CACI International, Inc.	$39,198
191	Computer Programs and Systems, Inc.	4,557
134	Concentrix Corp.	11,752
583	Dynavax Technologies Corp.	6,664
351	Exelixis, Inc.	6,767
51	FTI Consulting, Inc.	9,588
434	Genpact Ltd.	15,962
167	Insight Enterprises, Inc.	22,582
235	Insperity, Inc.	26,019
33	Medpace Holdings, Inc.	6,830
78	Perficient, Inc.	5,965
398	Resources Connection, Inc.	6,081
241	Science Applications International Corp.	23,457
502	The Timken Co.	35,918
907	Vir Biotechnology, Inc.	24,190
		251,412
	Real Estate and Rental and Leasing — 1.4%
273	Avis Budget Group, Inc.	45,807
39	Jones Lang LaSalle, Inc.	5,473
184	Marcus & Millichap, Inc.	5,400
140	Marriott Vacations Worldwide Corp.	17,251
333	PROG Holdings, Inc.	10,866
		84,797

	Real Estate Investment Trusts — 4.4%
199	Agree Realty Corp.	12,833
496	Armada Hoffler Properties, Inc.	5,476
558	Chatham Lodging Trust	5,240
157	Community Healthcare Trust, Inc.	5,150
678	CubeSmart	30,130
715	DiamondRock Hospitality Co.	5,613
271	EPR Properties	11,303
592	Essential Properties Realty Trust, Inc.	14,167
199	First Industrial Realty Trust, Inc.	10,344
214	Four Corners Property Trust, Inc.	5,500
741	GEO Group Inc/The	5,528
164	Getty Realty Corp.	5,620
247	Lamar Advertising Co.	22,200
307	Life Storage, Inc.	39,109
372	National Retail Properties, Inc.	15,825
132	National Storage Affiliates Trust	4,832
395	Physicians Realty Trust	5,396
237	PotlatchDeltic Corp.	11,028
774	Service Properties Trust	6,355
157	Spirit Realty Capital, Inc.	6,132

See accompanying notes to financial statements.

Horizon U.S. Defensive Small/Mid Cap Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2023

Shares		Value
864	Summit Hotel Properties, Inc.	$5,659
600	Sunstone Hotel Investors, Inc.	5,922
481	Tanger Factory Outlet Centers, Inc.	9,798
331	Urstadt Biddle Properties, Inc.	6,405
		255,565

	Retail — 1.2%
398	AutoNation, Inc.	52,106
249	Signet Jewelers Ltd.	15,809
		67,915
	Retail Trade — 6.1%
499	Academy Sports & Outdoors, Inc.	24,431
193	Asbury Automotive Group, Inc.	40,358
249	Buckle Inc/The	7,647
267	Caleres, Inc.	4,608
68	Cavco Industries, Inc.	16,931
1,093	Chico’s FAS, Inc.	4,962
343	Dick’s Sporting Goods, Inc.	43,736
218	Ethan Allen Interiors, Inc.	5,457
678	EZCORP, Inc.	5,655
384	FirstCash Holdings, Inc.	37,839
118	Group 1 Automotive, Inc.	26,374
182	Haverty Furniture Cos, Inc.	4,803
65	Lithia Motors, Inc.	15,163
172	Murphy USA, Inc.	47,544
113	PriceSmart, Inc.	8,190
576	Sally Beauty Holdings, Inc.	6,486
249	Sonic Automotive, Inc.	10,319
754	Sprouts Farmers Market, Inc.	26,058
193	Williams-Sonoma, Inc.	21,907
		358,468
	Transportation — 0.5%
401	Ryder System, Inc.	31,611

	Transportation and Warehousing — 2.4%
191	ArcBest Corp.	16,002
303	Brink’s Co/The	20,158
262	Hub Group, Inc.	19,273
276	Landstar System, Inc.	48,405
491	Marten Transport Ltd.	10,384
92	Saia, Inc.	26,143
		140,365
	Utilities — 0.7%
44	Chesapeake Utilities Corp.	5,619

See accompanying notes to financial statements.

Horizon U.S. Defensive Small/Mid Cap Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2023

Shares		Value
52	IDACORP, Inc.	$5,412
259	National Fuel Gas Co.	13,186
95	NorthWestern Corp.	5,376
72	SJW Group	5,510
98	Unitil Corp.	5,163
		40,266
	Wholesale Trade — 4.2%
66	Agilysys, Inc.	4,906
157	Applied Industrial Technologies, Inc.	19,305
362	Arrow Electronics, Inc.	45,844
419	Avnet, Inc.	18,369
303	Cars.com, Inc.	5,348
116	ePlus, Inc.	5,729
362	GMS, Inc.	22,925
315	La-Z-Boy, Inc.	8,417
131	PC Connection, Inc.	5,891
1,080	Univar Solutions, Inc.	38,470
97	Veritiv Corp.	10,242
177	Watsco, Inc.	57,414
		242,860
	TOTAL COMMON STOCKS (Cost - $5,756,620)	5,740,847

	SHORT TERM INVESTMENTS — 1.7%
	Money Market Funds — 1.7%
101,339	First American Treasury Obligations Fund, Class X, 5.01% (b)	101,339
	TOTAL SHORT TERM INVESTMENTS (Cost - $101,339)	101,339

	TOTAL INVESTMENTS — 100.1% (Cost - $5,857,959)	5,842,186
	Liabilities in Excess of Other Assets — (0.1)%	(5,529)
	NET ASSETS — 100.0%	$5,836,657

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) Interest rate reflects seven-day yield on May 31, 2023.

(c) As of May 31, 2023, the Fund had a significant portion of its assets invested in the Manufacturing industry.

See accompanying notes to financial statements.

Horizon Funds

Statements of Assets and Liabilities

May 31, 2023 (Unaudited)

	Horizon Active Asset Allocation Fund	Horizon Active Risk Assist® Fund	Horizon Active Income Fund
Assets:
Investments in Unaffiliated Securities, at Cost	$972,373,678	$1,318,725,105	$394,316,339
Investments in Unaffiliated Securities, at Value (a)	$977,508,788	$1,335,504,775	$381,347,083
Cash Held at Broker	—	73,755	—
Receivable for Fund Shares Sold	1,010,407	2,939,474	660,854
Dividends and Interest Receivable	87,235	43,167	206,413
Prepaid Expenses and Other Assets	84,492	67,683	60,500
Total Assets	978,690,922	1,338,628,854	382,274,850

Liabilities:
Options written, at value (Premiums received $0, $2,390,353, $0 and $0)	—	1,721,100	—
Collateral received for securities loaned (Note 5)	136,004,686	112,632,508	52,719,326
Payable for Fund Shares Redeemed	2,090,038	1,398,683	418,338
Accrued Administration Fees	77,576	129,027	48,633
Accrued Advisory Fees	707,497	1,039,647	227,413
Accrued Custodian Fees	14,120	30,034	8,577
Accrued Legal Fees	24,194	27,757	12,950
Accrued Distribution Fees (12b-1) - Advisor Class	14,095	566	605
Accrued Shareholder Servicing Fees - Investor Class	182,659	104,779	28,792
Accrued Expenses and Other Liabilities	117,744	233,132	86,359
Total Liabilities	139,232,609	117,317,233	53,550,993

Net Assets	$839,458,313	$1,221,311,621	$328,723,857

Composition of Net Assets:
Net assets consisted of:
Paid in Capital	$893,562,784	$1,311,905,055	$410,514,151
Distributable Earnings/(Accumulated Deficit)	(54,104,471)	(90,593,434)	(81,790,294)
Net Assets	$839,458,313	$1,221,311,621	$328,723,857

Investor Class Shares:
Net Asset Value Per Share:
Net Assets	$810,687,136	$1,189,050,515	$326,396,526
Shares of Beneficial Interest Outstanding	66,026,868	57,570,980	40,171,334

Net Asset Value, (Net Assets / Shares Outstanding) Offering and Redemption Price Per Share	$12.28	$20.65	$8.13

Advisor Class Shares:
Net Assets	$1,710,329	$1,400,157	$543,370
Shares of Beneficial Interest Outstanding	139,843	68,001	66,347

Net Asset Value, (Net Assets / Shares Outstanding) Offering and Redemption Price Per Share	$12.23	$20.59	$8.19

Institutional Class Shares:
Net Assets	$27,060,848	$30,860,949	$1,783,961
Shares of Beneficial Interest Outstanding	2,196,246	1,491,019	220,471

Net Asset Value, (Net Assets / Shares Outstanding) Offering and Redemption Price Per Share	$12.32	$20.70	$8.09

(a) Includes loaned securities with a value of:	$131,612,557	$109,391,491	$51,645,954

See accompanying notes to financial statements.

Horizon Funds STATEMENTS OF ASSETS AND LIABILITIES (Continued) May 31, 2023 (Unaudited)

	Horizon Active Dividend Fund	Horizon Defined Risk Fund	Horizon U.S. Defensive Equity Fund
Assets:
Investments in Unaffiliated Securities, at Cost	$98,947,685	$423,705,025	$187,306,200
Investments in Unaffiliated Securities, at Value (a)	$96,393,499	$457,672,112	$196,407,250
Cash Held at Broker	—	—	100
Receivable for Fund Shares Sold	45,433	2,370,260	4,344,775
Dividends and Interest Receivable	259,381	727,460	285,802
Dividend Reclaims	101,800	—	—
Prepaid Expenses and Other Assets	47,462	63,860	58,240
Total Assets	96,847,575	460,833,692	201,096,167

Liabilities:
Options written, at value (Premiums received $0, $9,301,844 and $0)	—	7,829,525	—
Collateral received for securities loaned (Note 5)	1,482,163	353,937	—
Payable for Fund Shares Redeemed	141,238	339,753	173,129
Accrued Administration Fees	19,233	29,915	15,266
Accrued Advisory Fees	57,246	306,886	138,241
Accrued Audit Fees	11,295	7,906	11,280
Accrued Custodian Fees	4,212	23,507	18,168
Accrued Legal Fees	7,246	7,752	5,167
Accrued Registration Fees	10,681	1,647	774
Accrued Distribution Fees (12b-1) - Investor Class	12,554	52,176	25,484
Accrued Distribution Fees (12b-1) - Advisor Class	2,105	7,164	2,421
Accrued Transfer Agent Fees	10,257	13,140	29,631
Accrued Trustees Fees	296	—	—
Accrued Printing and Mailing Fees	10,428	851	7,120
Accrued Expenses and Other Liabilities	21,483	173,933	9,111
Total Liabilities	1,790,437	9,148,092	435,792

Net Assets	$95,057,138	$451,685,600	$200,660,375

Composition of Net Assets:
Net assets consisted of:
Paid in Capital	$101,661,214	$412,057,198	$194,035,176
Distributable Earnings/(Accumulated Deficit)	(6,604,076)	39,628,402	6,625,199
Net Assets	$95,057,138	$451,685,600	$200,660,375

Investor Class Shares:
Net Asset Value Per Share:
Net Assets	$91,295,981	$431,909,834	$194,826,769
Shares of Beneficial Interest Outstanding	1,613,324	6,958,608	7,601,182

Net Asset Value, (Net Assets / Shares Outstanding) Offering and Redemption Price Per Share	$56.59	$62.07	$25.63

Advisor Class Shares:
Net Assets	$3,761,157	$19,775,766	$5,833,606
Shares of Beneficial Interest Outstanding	66,392	318,353	227,476

Net Asset Value, (Net Assets / Shares Outstanding) Offering and Redemption Price Per Share	$56.65	$62.12	$25.64

(a) Includes loaned securities with a value of:	$1,425,877	$337,572	$—

See accompanying notes to financial statements.

Horizon Funds STATEMENTS OF ASSETS AND LIABILITIES (Continued) May 31, 2023 (Unaudited)

	Horizon ESG & Defensive Core Fund	Horizon Tactical Fixed Income Fund		Horizon U.S. Defensive Small/ Mid Cap Fund
Assets:
Investments in Unaffiliated Securities, at Cost	$203,020,301	$101,636,684		$5,857,959
Investments in Unaffiliated Securities, at Value (a)	$212,849,674	$101,249,016		$5,842,186
Receivable for Fund Shares Sold	318,998	534,219		12,462
Dividends and Interest Receivable	338,157	13,264		6,176
Receivable from Adviser	—	—		2,551
Prepaid Expenses and Other Assets	45,862	11,090		5,183
Total Assets	213,552,691	101,807,589		5,868,558

Liabilities:
Payable for Fund Shares Redeemed	3,419,505	128,065		1,625
Accrued Administration Fees	19,936	7,287		7,590
Accrued Advisory Fees	129,331	55,044		—
Accrued Audit Fees	9,976	9,248		9,248
Accrued Custodian Fees	6,784	1,759		1,053
Accrued Legal Fees	12,942	2,335		—
Accrued Registration Fees	900	609		609
Accrued Distribution Fees (12b-1) - Investor Class	16,338	11,885		674
Accrued Distribution Fees (12b-1) - Advisor Class	24,542	28		27
Accrued Transfer Agent Fees	13,891	6,369		6,368
Accrued Trustees Fees	—	1,757		1,774
Accrued Printing and Mailing Fees	10,521	792		778
Accrued Expenses and Other Liabilities	14,825	1,300		2,155
Total Liabilities	3,679,491	226,478		31,901

Net Assets	$209,873,200	$101,581,111		$5,836,657

Composition of Net Assets:
Net assets consisted of:
Paid in Capital	$216,708,163	$103,153,280		$5,852,792
Distributable Earnings/(Accumulated Deficit)	(6,834,963)	(1,572,169)		(16,135)
Net Assets	$209,873,200	$101,581,111		$5,836,657

Investor Class Shares:
Net Asset Value Per Share:
Net Assets	$164,702,068	$101,532,475		$5,789,547
Shares of Beneficial Interest Outstanding	5,203,613	2,113,483		228,498

Net Asset Value, (Net Assets / Shares Outstanding) Offering and Redemption Price Per Share	$31.65	$48.04		$25.34

Advisor Class Shares:
Net Assets	$45,171,132	$48,636		$47,110
Shares of Beneficial Interest Outstanding	1,432,548	1,012		1,860

Net Asset Value, (Net Assets / Shares Outstanding) Offering and Redemption Price Per Share	$31.53	$48.04	(1)	$25.33

(1)	Differences in actual and calculated net asset value shown are due to rounding.

See accompanying notes to financial statements.

Horizon Funds

Statements of Operations

For the Period Ended May 31, 2023 (Unaudited)

	Horizon Active Asset Allocation Fund	Horizon Active Risk Assist® Fund	Horizon Active Income Fund
Investment Income:
Dividend Income from unaffiliated securities (net of foreign withholdings tax of $0, $5, and $0)	$6,151,342	$11,171,863	$7,978,028
Interest Income	262,467	261,443	60,182
Total Investment Income	6,413,809	11,433,306	8,038,210

Expenses:
Investment Advisory Fees	3,960,693	6,174,021	1,598,584
Shareholder Servicing Fees - Investor Class	386,226	606,443	206,027
Administrative & Accounting Service Fees	160,348	267,890	98,916
Transfer Agent Fees	90,313	88,589	49,982
Trustees’ Fees and Expenses	44,957	71,638	25,022
Legal Fees	41,291	66,423	22,586
Registration Fees	41,285	40,270	24,078
Chief Compliance Officer & Compliance Fees	23,677	38,719	14,106
Printing and Postage Expenses	20,704	22,267	13,701
Custodian Fees	17,930	36,087	10,210
Miscellaneous Expenses	12,928	17,641	5,997
Audit Fees	11,103	11,321	10,377
Interest Expense	8,459	9,542	100
Insurance Fees	6,480	10,440	2,250
Distribution Fees (12b-1) - Advisor Class	2,429	4,535	1,763
Total Expenses	4,828,823	7,465,826	2,083,699
Securities Lending Expense Offset	(190,937)	(170,875)	(103,735)

Net Expenses	4,637,886	7,294,951	1,979,964

Net Investment Income	1,775,923	4,138,355	6,058,246

Net Realized and Unrealized (Loss) on Investments:
Net Realized Gain (Loss) on:
Unaffiliated Investments	(47,589,806)	(6,187,672)	(22,933,429)
Net Long-Term Capital Gain Distributions	147	95	26
Purchased Options	(759,398)	(1,266,490)	—
Written Options	216,750	1,338,512	—
Net Change in Unrealized Appreciation (Depreciation) on:
Unaffiliated Investments	26,968,480	6,811,085	21,190,934
Purchased Options	(321,200)	(1,535,240)	—
Written Options	—	(32,185)	—
Net Realized and Unrealized (Loss) on Investments	(21,485,027)	(871,895)	(1,742,469)

Net Increase (Decrease) in Net Assets Resulting From Operations	$(19,709,104)	$3,266,460	$4,315,777

See accompanying notes to financial statements.

Horizon Funds STATEMENTS OF OPERATIONS (Continued) For the Period Ended May 31, 2023 (Unaudited)

	Horizon Active Dividend Fund	Horizon Defined Risk Fund	Horizon U.S. Defensive Equity Fund
Investment Income:
Dividend Income from unaffiliated securities (net of foreign withholdings tax of $25,367, $381 and $1,014)	$1,534,585	$3,413,781	$1,504,605
Interest Income	25,240	182,015	37,851
Total Investment Income	1,559,825	3,595,796	1,542,456

Expenses:
Investment Advisory Fees	375,966	1,614,871	646,817
Administrative & Accounting Service Fees	36,870	86,079	39,330
Transfer Agent Fees	19,942	29,199	29,631
Trustees’ Fees and Expenses	6,207	21,301	8,375
Legal Fees	4,160	17,391	5,952
Registration Fees	13,496	23,842	16,106
Chief Compliance Officer & Compliance Fees	3,959	11,458	4,906
Printing and Postage Expenses	9,941	16,738	9,987
Custodian Fees	3,316	25,386	6,210
Miscellaneous Expenses	11,852	5,916	1,957
Audit Fees	10,721	10,309	10,720
Interest Expense	11,120	825,716	616
Insurance Fees	—	1,890	720
Distribution Fees (12b-1) - Advisor Class	5,422	17,239	3,111
Distribution Fees (12b-1) - Investor Class	47,960	194,963	79,608
Total Expenses	560,932	2,902,298	864,046
Securities Lending Expense Offset	(9,401)	(1,854)	(125)
Fees Recouped by the Adviser	405	34,956	23,566
Fees Waived by the Adviser	—	—	(3,716)

Net Expenses	551,936	2,935,400	883,771

Net Investment Income	1,007,889	660,396	658,685

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Unaffiliated Investments	235,335	(330,789)	(1,037,717)
Net Long-Term Capital Gain Distributions	1	—	—
Purchased Options	—	(22,941,924)	—
Written Options	—	21,019,266	—
Foreign Currency	(83)	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Unaffiliated Investments	(8,164,390)	11,976,885	(1,508,832)
Purchased Options	—	2,935,122	—
Written Options	—	(143,077)	—
Net Realized and Unrealized Gain (Loss) on Investments	(7,929,137)	12,515,483	(2,546,549)

Net Increase (Decrease) in Net Assets Resulting From Operations	$(7,377,201)	$13,175,879	$(1,887,864)

See accompanying notes to financial statements.

Horizon Funds STATEMENTS OF OPERATIONS (Continued) For the Period Ended May 31, 2023 (Unaudited)

	Horizon ESG & Defensive Core Fund	Horizon Tactical Fixed Income Fund	Horizon U.S. Defensive Small/ Mid Cap Fund
Investment Income:
Dividend Income from unaffiliated securities (net of foreign withholdings tax of $505, $0 and $0)	$1,947,618	$271,148	$10,669
Interest Income	68,861	45,963	2,755
Total Investment Income	2,016,479	317,111	13,424

Expenses:
Investment Advisory Fees	648,957	71,378	5,479
Administrative & Accounting Service Fees	46,692	12,702	16,975
Transfer Agent Fees	27,292	10,230	10,232
Trustees’ Fees and Expenses	10,338	1,791	1,791
Legal Fees	10,689	5,085	6,693
Registration Fees	15,345	609	609
Chief Compliance Officer & Compliance Fees	6,162	1,541	1,541
Printing and Postage Expenses	15,073	2,920	2,906
Custodian Fees	16,780	1,882	2,277
Miscellaneous Expenses	3,813	613	614
Audit Fees	10,424	9,248	9,248
Interest Expense	5,378	—	—
Insurance Fees	2,908	—	—
Distribution Fees (12b-1) - Advisor Class	46,144	28	28
Distribution Fees (12b-1) - Investor Class	76,977	11,885	674
Total Expenses	942,972	129,912	59,067
Fees Recouped by the Adviser	15,811	15,134	—
Fees Waived by the Adviser	—	(37,963)	(51,585)

Net Expenses	958,783	107,083	7,482

Net Investment Income	1,057,696	210,028	5,942

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Unaffiliated Investments	2,135,328	(1,167,139)	(6,304)
Net Change in Unrealized Appreciation (Depreciation) on:
Unaffiliated Investments	2,172,101	(387,668)	(15,773)
Net Realized and Unrealized Gain (Loss) on Investments	4,307,429	(1,554,807)	(22,077)

Net Increase (Decrease) in Net Assets Resulting From Operations	$5,365,125	$(1,344,779)	$(16,135)

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund

Statements of Changes in Net Assets

	For the Period Ended May 31, 2023 (Unaudited)	For the Year Ended November 30, 2022

Operations:
Net Investment Income	$1,775,923	$8,545,524
Net Realized Loss on Investments	(48,132,307)	(9,003,001)
Net Change in Unrealized Appreciation (Depreciation) on Investments	26,647,280	(75,577,135)
Net Decrease in Net Assets Resulting From Operations	(19,709,104)	(76,034,612)

Distributions to Shareholders From:
Distributable Earnings
Investor Class	(7,765,620)	(99,771,775)
Advisor Class	(16,229)	(555,980)
Institutional Class	(279,324)	(1,228,725)
Total Distributions to Shareholders	(8,061,173)	(101,556,480)

Capital Share Transactions:
Proceeds from Shares Issued
Investor Class	184,706,817	342,816,638
Advisor Class	333,627	1,000,227
Institutional Class	6,282,156	23,732,395
Distributions Reinvested
Investor Class	7,556,372	96,237,129
Advisor Class	11,704	477,816
Institutional Class	278,971	1,228,725
Cost of Shares Redeemed
Investor Class	(116,185,067)	(233,843,007)
Advisor Class	(694,780)	(2,199,078)
Institutional Class	(4,200,417)	(5,024,907)
Net Increase in Net Assets Resulting From Beneficial Interest Transactions	78,089,383	224,425,938

Increase in Net Assets	50,319,106	46,834,846

Net Assets:
Beginning of Period/Year	789,139,207	742,304,361
End of Period/Year	$839,458,313	$789,139,207

Share Activity:
Investor Class:
Shares Issued	15,045,846	26,334,707
Shares Reinvested	631,804	6,569,087
Shares Redeemed	(9,538,611)	(18,125,776)
Net Increase	6,139,039	14,778,018
Advisor Class:
Shares Issued	27,181	70,171
Shares Reinvested	982	32,750
Shares Redeemed	(56,514)	(176,554)
Net Decrease	(28,351)	(73,633)
Institutional Class:
Shares Issued	508,550	1,783,794
Shares Reinvested	23,267	83,587
Shares Redeemed	(340,708)	(410,335)
Net Increase	191,109	1,457,046

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Period Ended May 31, 2023 (Unaudited)	For the Year Ended November 30, 2022

Operations:
Net Investment Income	$4,138,355	$7,172,492
Net Realized Loss on Investments	(6,115,555)	(95,965,053)
Net Change in Unrealized Appreciation (Depreciation) on Investments	5,243,660	(94,873,650)
Net Increase (Decrease) in Net Assets Resulting From Operations	3,266,460	(183,666,211)

Distributions to Shareholders From:
Distributable Earnings
Investor Class	(6,402,141)	(92,274,740)
Advisor Class	(20,211)	(670,237)
Institutional Class	(188,695)	(2,756,632)
Total Distributions to Shareholders	(6,611,047)	(95,701,609)

Capital Share Transactions:
Proceeds from Shares Issued
Investor Class	122,434,850	509,555,925
Advisor Class	348,136	1,826,774
Institutional Class	4,792,990	8,176,730
Distributions Reinvested
Investor Class	6,351,952	89,219,671
Advisor Class	14,896	506,313
Institutional Class	188,560	2,756,632
Cost of Shares Redeemed
Investor Class	(174,698,164)	(247,540,372)
Advisor Class	(3,410,383)	(4,341,349)
Institutional Class	(4,823,691)	(6,594,349)
Net Increase (Decrease) in Net Assets Resulting From Beneficial Interest Transactions	(48,800,854)	353,565,975

Increase (Decrease) in Net Assets	(52,145,441)	74,198,155

Net Assets:
Beginning of Period/Year	1,273,457,062	1,199,258,907
End of Period/Year	$1,221,311,621	$1,273,457,062

Share Activity:
Investor Class:
Shares Issued	5,960,487	23,189,190
Shares Reinvested	315,547	3,540,463
Shares Redeemed	(8,499,955)	(11,207,443)
Net Increase (Decrease)	(2,223,921)	15,522,210
Advisor Class:
Shares Issued	17,040	79,433
Shares Reinvested	742	20,116
Shares Redeemed	(166,297)	(201,713)
Net Decrease	(148,515)	(102,164)
Institutional Class:
Shares Issued	231,552	361,929
Shares Reinvested	9,353	109,217
Shares Redeemed	(233,281)	(298,316)
Net Increase	7,624	172,830

See accompanying notes to financial statements.

Horizon Active Income Fund STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Period Ended May 31, 2023 (Unaudited)	For the Year Ended November 30, 2022

Operations:
Net Investment Income	$6,058,246	$6,390,665
Net Realized Loss on Investments	(22,933,403)	(39,849,490)
Net Change in Unrealized Appreciation (Depreciation) on Investments	21,190,934	(32,942,788)
Net Increase (Decrease) in Net Assets Resulting From Operations	4,315,777	(66,401,613)

Distributions to Shareholders From:
Distributable Earnings
Investor Class	(8,188,934)	(6,011,975)
Advisor Class	(23,456)	(48,345)
Institutional Class	(38,331)	(27,058)
Total Distributions to Shareholders	(8,250,721)	(6,087,378)

Capital Share Transactions:
Proceeds from Shares Issued
Investor Class	39,266,233	172,187,772
Advisor Class	46,071	600,847
Institutional Class	132,884	177,896
Distributions Reinvested
Investor Class	8,106,261	5,834,335
Advisor Class	20,470	44,011
Institutional Class	38,331	27,058
Cost of Shares Redeemed
Investor Class	(156,537,584)	(99,988,006)
Advisor Class	(1,473,633)	(2,432,192)
Institutional Class	(64,901)	(50,941)
Net Increase (Decrease) in Net Assets Resulting From Beneficial Interest Transactions	(110,465,868)	76,400,780

Increase (Decrease) in Net Assets	(114,400,812)	3,911,789

Net Assets:
Beginning of Period/Year	443,124,669	439,212,880
End of Period/Year	$328,723,857	$443,124,669

Share Activity:
Investor Class:
Shares Issued	4,755,035	19,744,900
Shares Reinvested	996,508	637,159
Shares Redeemed	(18,893,334)	(11,629,351)
Net Increase (Decrease)	(13,141,791)	8,752,708
Advisor Class:
Shares Issued	5,556	68,120
Shares Reinvested	2,488	4,728
Shares Redeemed	(178,057)	(285,773)
Net Decrease	(170,013)	(212,925)
Institutional Class:
Shares Issued	16,109	20,567
Shares Reinvested	4,737	2,961
Shares Redeemed	(7,877)	(6,105)
Net Increase	12,969	17,423

See accompanying notes to financial statements.

Horizon Active Dividend Fund STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Period Ended May 31, 2023 (Unaudited)	For the Year Ended November 30, 2022

Operations:
Net Investment Income	$1,007,889	$2,366,045
Net Realized Gain (Loss) on Investments	235,253	(4,235,833)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(8,164,390)	3,962,086
Net Increase (Decrease) in Net Assets Resulting From Operations	(6,921,248)	2,092,298

Distributions to Shareholders From:
Distributable Earnings
Investor Class	(1,569,568)	(4,979,090)
Advisor Class	(64,322)	(386,414)
Total Distributions to Shareholders	(1,633,890)	(5,365,504)

Capital Share Transactions:
Proceeds from Shares Issued
Investor Class	9,211,435	25,982,916
Advisor Class	776,981	2,044,153
Distributions Reinvested
Investor Class	1,569,392	4,977,778
Advisor Class	64,318	322,926
Cost of Shares Redeemed
Investor Class	(13,432,069)	(49,123,038)
Advisor Class	(1,546,604)	(8,173,158)
Net Decrease in Net Assets Resulting From Beneficial Interest Transactions	(3,356,547)	(23,968,423)

Decrease in Net Assets	(11,911,685)	(27,241,629)

Net Assets:
Beginning of Period/Year	106,968,823	134,210,452
End of Period/Year	$95,057,138	$106,968,823

Share Activity:
Investor Class:
Shares Issued	156,908	427,321
Shares Reinvested	27,030	78,211
Shares Redeemed	(228,018)	(804,036)
Net Decrease	(44,080)	(298,504)
Advisor Class:
Shares Issued	13,309	33,449
Shares Reinvested	1,105	5,045
Shares Redeemed	(26,416)	(133,661)
Net Decrease	(12,002)	(95,167)

See accompanying notes to financial statements.

Horizon Defined Risk Fund STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Period Ended May 31, 2023 (Unaudited)	For the Year Ended November 30, 2022

Operations:
Net Investment Income	$660,396	$1,324,694
Net Realized Gain (Loss) on Investments	(2,253,447)	32,014,037
Net Change in Unrealized Appreciation (Depreciation) on Investments	14,768,930	(44,469,876)
Net Increase (Decrease) in Net Assets Resulting From Operations	13,175,879	(11,131,145)

Distributions to Shareholders From:
Distributable Earnings
Investor Class	(5,646,606)	(737,808)
Advisor Class	(157,956)	(24,320)
Total Distributions to Shareholders	(5,804,562)	(762,128)

Capital Share Transactions:
Proceeds from Shares Issued
Investor Class	110,563,525	243,919,522
Advisor Class	9,584,213	16,584,496
Distributions Reinvested
Investor Class	5,645,765	737,630
Advisor Class	147,061	18,974
Cost of Shares Redeemed
Investor Class	(51,122,304)	(121,627,778)
Advisor Class	(2,473,503)	(22,646,844)
Net Increase in Net Assets Resulting From Beneficial Interest Transactions	72,344,757	116,986,000

Increase in Net Assets	79,716,074	105,092,727

Net Assets:
Beginning of Period/Year	371,969,526	266,876,799
End of Period/Year	$451,685,600	$371,969,526

Share Activity:
Investor Class:
Shares Issued	1,825,112	4,032,696
Shares Reinvested	96,707	11,280
Shares Redeemed	(845,260)	(2,053,298)
Net Increase	1,076,559	1,990,678
Advisor Class:
Shares Issued	156,525	269,558
Shares Reinvested	2,515	290
Shares Redeemed	(40,757)	(382,103)
Net Increase (Decrease)	118,283	(112,255)

See accompanying notes to financial statements.

Horizon U.S. Defensive Equity Fund STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Period Ended May 31, 2023 (Unaudited)	For the Year Ended November 30, 2022

Operations:
Net Investment Income	$658,685	$1,039,608
Net Realized Loss on Investments	(1,037,717)	(1,843,833)
Net Change in Unrealized Depreciation on Investments	(1,508,832)	(895,613)
Net Decrease in Net Assets Resulting From Operations	(1,887,864)	(1,699,838)

Distributions to Shareholders From:
Distributable Earnings
Investor Class	(1,076,099)	(27,097,405)
Advisor Class	(799)	(116,302)
Total Distributions to Shareholders	(1,076,898)	(27,213,707)

Capital Share Transactions:
Proceeds from Shares Issued
Investor Class	74,278,994	73,364,195
Advisor Class	5,672,992	42,810
Distributions Reinvested
Investor Class	1,075,746	27,092,996
Advisor Class	799	108,577
Cost of Shares Redeemed
Investor Class	(20,721,569)	(56,897,680)
Advisor Class	(107,222)	(365,339)
Net Increase in Net Assets Resulting From Beneficial Interest Transactions	60,199,740	43,345,559

Increase in Net Assets	57,234,978	14,432,014

Net Assets:
Beginning of Period/Year	143,425,397	128,993,383
End of Period/Year	$200,660,375	$143,425,397

Share Activity:
Investor Class:
Shares Issued	2,938,063	2,849,550
Shares Reinvested	43,359	960,404
Shares Redeemed	(818,434)	(2,202,600)
Net Increase	2,162,988	1,607,354
Advisor Class:
Shares Issued	224,457	1,548
Shares Reinvested	32	3,853
Shares Redeemed	(4,217)	(14,453)
Net Increase (Decrease)	220,272	(9,052)

See accompanying notes to financial statements.

Horizon ESG & Defensive Core Fund STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Period Ended May 31, 2023 (Unaudited)	For the Year Ended November 30, 2022

Operations:
Net Investment Income	$1,057,696	$532,678
Net Realized Gain (Loss) on Investments	2,135,328	(19,354,402)
Net Change in Unrealized Appreciation (Depreciation) on Investments	2,172,101	(2,675,326)
Net Increase (Decrease) in Net Assets Resulting From Operations	5,365,125	(21,497,050)

Distributions to Shareholders From:
Distributable Earnings
Investor Class	(747,401)	(3,104,199)
Advisor Class	(114,622)	(907,265)
Total Distributions to Shareholders	(862,023)	(4,011,464)

Capital Share Transactions:
Proceeds from Shares Issued
Investor Class	38,704,781	92,083,508
Advisor Class	25,192,426	27,644,791
Distributions Reinvested
Investor Class	747,163	3,103,216
Advisor Class	104,263	904,064
Cost of Shares Redeemed
Investor Class	(27,205,932)	(46,791,127)
Advisor Class	(14,717,153)	(24,411,544)
Net Increase in Net Assets Resulting From Beneficial Interest Transactions	22,825,548	52,532,908

Increase in Net Assets	27,328,650	27,024,394

Net Assets:
Beginning of Period/Year	182,544,550	155,520,156
End of Period/Year	$209,873,200	$182,544,550

Share Activity:
Investor Class:
Shares Issued	1,256,368	2,834,491
Shares Reinvested	25,251	84,144
Shares Redeemed	(882,729)	(1,447,898)
Net Increase	398,890	1,470,737
Advisor Class:
Shares Issued	818,046	837,594
Shares Reinvested	3,534	24,594
Shares Redeemed	(479,270)	(751,265)
Net Increase	342,310	110,923

See accompanying notes to financial statements.

Horizon Tactical Fixed Income Fund STATEMENTS OF CHANGES IN NET ASSETS (Continued)

For the Period Ended May 31, 2023(1) (Unaudited)

Operations:
Net Investment Income	$210,028
Net Realized Loss on Investments	(1,167,139)
Net Change in Unrealized Depreciation on Investments	(387,668)
Net Decrease in Net Assets Resulting From Operations	(1,344,779)

Distributions to Shareholders From:
Distributable Earnings
Investor Class	(227,303)
Advisor Class	(87)
Total Distributions to Shareholders	(227,390)

Capital Share Transactions:
Proceeds from Shares Issued
Investor Class	105,528,758
Advisor Class	50,000
Distributions Reinvested
Investor Class	227,279
Advisor Class	87
Cost of Shares Redeemed
Investor Class	(2,652,844)
Advisor Class	—
Net Increase in Net Assets Resulting From Beneficial Interest Transactions	103,153,280

Increase in Net Assets	101,581,111

Net Assets:
Beginning of Period	—
End of Period	$101,581,111

Share Activity:
Investor Class:
Shares Issued	2,163,611
Shares Reinvested	4,776
Shares Redeemed	(54,904)
Net Increase	2,113,483
Advisor Class:
Shares Issued	1,010
Shares Reinvested	2
Net Increase	1,012

(1)	Horizon Tactical Fixed Income Fund, Investor and Advisor Class, commenced operations on December 20, 2022 and March 7, 2023, respectively.

See accompanying notes to financial statements.

Horizon U.S. Defensive Small/Mid Cap Fund STATEMENTS OF CHANGES IN NET ASSETS (Continued)

For the Period Ended May 31, 2023(1) (Unaudited)

Operations:
Net Investment Income	$5,942
Net Realized Loss on Investments	(6,304)
Net Change in Unrealized Depreciation on Investments	(15,773)
Net Decrease in Net Assets Resulting From Operations	(16,135)

Capital Share Transactions:
Proceeds from Shares Issued
Investor Class	5,895,723
Advisor Class	50,000
Cost of Shares Redeemed
Investor Class	(92,931)
Advisor Class	—
Net Increase in Net Assets Resulting From Beneficial Interest Transactions	5,852,792

Increase in Net Assets	5,836,657

Net Assets:
Beginning of Period	—
End of Period	$5,836,657

Share Activity:
Investor Class:
Shares Issued	232,131
Shares Redeemed	(3,633)
Net Increase	228,498
Advisor Class:
Shares Issued	1,860
Net Increase	1,860

(1)	Horizon U.S. Defensive Small/Mid Cap Fund, Investor and Advisor Class, commenced operations on December 20, 2022 and March 7, 2023, respectively.

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund

Financial Highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Investor Class
	For the Period Ended May 31, 2023		For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020	For the Year Ended November 30, 2019	For the Year Ended November 30, 2018
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$12.71		$16.17	$14.07	$12.61	$12.68	$14.20
Income From Investment Operations:
Net investment income (b,e)	0.03		0.15	0.06	0.09	0.08	0.07	(g)
Net gain (loss) from investments (both realized and unrealized)	(0.33)		(1.42)	2.96	1.46	0.65	(0.02	)(g)
Total from investment operations	(0.30)		(1.27)	3.02	1.55	0.73	0.05

Less Distributions:
From net investment income	(0.13)		(0.10)	(0.07)	(0.09)	(0.08)	(0.07)
From net realized gains	—		(2.09)	(0.85)	—	(0.72)	(1.50)
Total Distributions	(0.13)		(2.19)	(0.92)	(0.09)	(0.80)	(1.57)

Net Asset Value, End of Period/Year	$12.28		$12.71	$16.17	$14.07	$12.61	$12.68

Total Return	(2.34	)%(i)	(9.63)%	22.63%	12.32%	7.23%	0.46%

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$774,575		$761,418	$729,517	$521,477	$508,839	$477,097
Ratio to average net assets:
Gross expenses (c,d)	1.21	%(h)	1.21%	1.23%	1.25%	1.21%	1.28	%(f)
Net expenses (a,c)	1.16	%(h)	1.14%	1.14%	1.20%	1.24%	1.27	%(f)
Net investment income net of reimbursement (recapture) and securities lending expense offset (c,e)	0.44	%(h)	1.15%	0.35%	0.75%	0.66%	0.56%
Portfolio turnover rate	138	%(i)	139%	142%	208%	279%	256%

Portfolio turnover is calculated for the Fund as a whole.

(a)	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00%, 0.00%, 0.00%, 0.01%, and 0.00%, respectively.

(b)	Per share amounts are calculated using the average shares method.

(c)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(d)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(e)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(f)	Effective March 30, 2018, the Operating Expense Limit for the Investor Class decreased from 1.27% to 1.17%. This excludes 0.10% of Shareholder Servicing Fees (See Note 3).

(g)

Due to timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

(h)	Annualized.

(i)	Not annualized.

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Advisor Class
	For the Period Ended May 31, 2023		For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020	For the Year Ended November 30, 2019	For the Year Ended November 30, 2018
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$12.64		$16.10	$14.01	$12.55	$12.62	$14.16
Income From Investment Operations:
Net investment income (b,f)	0.03		0.14	0.03	0.08	0.07	0.05	(e)
Net gain (loss) from investments (both realized and unrealized)	(0.34)		(1.42)	2.95	1.45	0.65	(0.02	)(e)
Total from investment operations	(0.31)		(1.28)	2.98	1.53	0.72	0.03

Less Distributions:
From net investment income	(0.10)		(0.09)	(0.04)	(0.07)	(0.07)	(0.07)
From net realized gains	—		(2.09)	(0.85)	—	(0.72)	(1.50)
Total Distributions	(0.10)		(2.18)	(0.89)	(0.07)	(0.79)	(1.57)

Net Asset Value, End of Period/Year	$12.23		$12.64	$16.10	$14.01	$12.55	$12.62

Total Return	(2.46	)%(i)	(9.76)%	22.43%	12.24%	7.12%	0.29%

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$1,948		$2,126	$3,893	$10,052	$7,879	$7,187
Ratio to average net assets:
Gross expenses (c,d)	1.36	%(h)	1.36%	1.38%	1.41%	1.39%	1.43	%(g)
Net expenses (a,c)	1.31	%(h)	1.28%	1.29%	1.25%	1.39%	1.42	%(g)
Net investment income net of reimbursement (recapture) and securities lending expense offset (c,f)	0.41	%(h)	1.11%	0.21%	0.63%	0.57%	0.38%
Portfolio turnover rate	138	%(i)	139%	142%	208%	279%	256%

Portfolio turnover is calculated for the Fund as a whole.

(a)	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00%, 0.00%, 0.00%, 0.00%, and 0.00%, respectively.

(b)	Per share amounts are calculated using the average shares method.

(c)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(d)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(e)

Due to timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

(f)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(g)	Effective March 30, 2018, the Operating Expense Limit for the Advisor Class decreased from 1.42% to 1.17% and now excludes 0.25% of Distribution Fees (12b-1) (See Note 3).

(h)	Annualized.

(i)	Not annualized.

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Institutional Class
	For the Period Ended May 31, 2023		For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020	For the Year Ended November 30, 2019	For the Year Ended November 30, 2018
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$12.76		$16.23	$14.11	$12.64	$12.71	$14.22
Income From Investment Operations:
Net investment income (b,f)	0.03		0.14	0.08	0.12	0.10	0.09	(e)
Net gain (loss) from investments (both realized and unrealized)	(0.33)		(1.40)	2.97	1.44	0.65	(0.03	)(e)
Total from investment operations	(0.30)		(1.26)	3.05	1.56	0.75	0.06

Less Distributions:
From net investment income	(0.14)		(0.12)	(0.08)	(0.09)	(0.10)	(0.07)
From net realized gains	—		(2.09)	(0.85)	—	(0.72)	(1.50)
Total Distributions	(0.14)		(2.21)	(0.93)	(0.09)	(0.82)	(1.57)

Net Asset Value, End of Period/Year	$12.32		$12.76	$16.23	$14.11	$12.64	$12.71

Total Return	(2.31	)%(h)	(9.57)%	22.82%	12.44%	7.33%	0.55%

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$25,816		$25,595	$8,894	$1,732	$28,631	$30,230
Ratio to average net assets:
Gross expenses (c,d)	1.11	%(g)	1.11%	1.13%	1.16%	1.14%	1.18%
Net expenses (a,c)	1.06	%(g)	1.04%	1.05%	1.01%	1.16%	1.17%
Net investment income net of reimbursement (recapture) and securities lending expense offset (c,f)	0.55	%(g)	1.10%	0.47%	1.01%	0.80%	0.68%
Portfolio turnover rate	138	%(h)	139%	142%	208%	279%	256%

Portfolio turnover is calculated for the Fund as a whole.

(a)	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00%, 0.00%, 0.00%, 0.00%, and 0.00%, respectively.

(b)	Per share amounts are calculated using the average shares method.

(c)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(d)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(e)

Due to timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

(f)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(g)	Annualized.

(h)	Not annualized.

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Investor Class
	For the Period Ended May 31, 2023		For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020	For the Year Ended November 30, 2019	For the Year Ended November 30, 2018
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$20.71		$26.13	$21.74	$21.38	$21.69	$22.80
Income From Investment Operations:
Net investment income (b,e)	0.07		0.13	0.08	0.16 (g)	0.12	0.13
Net gain (loss) from investments (both realized and unrealized)	(0.02)		(3.48)	4.39	0.42 (g)	0.33	(0.21)
Total from investment operations	0.05		(3.35)	4.47	0.58	0.45	(0.08)

Less Distributions:
From net investment income	(0.11)		(0.17)	(0.08)	(0.22)	(0.12)	(0.12)
From net realized gains	—		(1.90)	—	—	(0.64)	(0.91)
Total Distributions	(0.11)		(2.07)	(0.08)	(0.22)	(0.76)	(1.03)

Net Asset Value, End of Period/Year	$20.65		$20.71	$26.13	$21.74	$21.38	$21.69

Total Return	0.24	%(i)	(14.24)%	20.64%	2.71%	2.52%	(0.31)%

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$1,216,219		$1,238,187	$1,156,627	$764,775	$738,854	$682,077
Ratio to average net assets:
Gross expenses (c,d)	1.20	%(h)	1.19%	1.22%	1.25%	1.20%	1.28	%(f)
Net expenses (a,c)	1.17	%(h)	1.17%	1.16%	1.20%	1.24%	1.27	%(f)
Net investment income net of reimbursement (recapture) and securities lending expense offset (c,e)	0.66	%(h)	0.58%	0.34%	0.81%	0.60%	0.58%
Portfolio turnover rate	137	%(i)	366%	108%	462%	368%	275%

Portfolio turnover is calculated for the Fund as a whole.

(a)	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00%, 0.00%, 0.00%, 0.00%, and 0.00%, respectively.

(b)	Per share amounts are calculated using the average shares method.

(c)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(d)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(e)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(f)	Effective March 30, 2018, the Operating Expense Limit for the Investor Class decreased from 1.27% to 1.17%. This excludes 0.10% of Shareholder Servicing Fees (See Note 3).

(g)

Due to timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statement of Operations.

(h)	Annualized.

(i)	Not annualized.

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Advisor Class
	For the Period Ended May 31, 2023		For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020		For the Year Ended November 30, 2019	For the Year Ended November 30, 2018
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$20.66		$26.08	$21.73	$21.36		$21.66	$22.78
Income From Investment Operations:
Net investment income (loss) (b,e)	0.07		0.12	0.05	(0.04	)(g)	0.10	0.11
Net gain (loss) from investments (both realized and unrealized)	(0.04)		(3.49)	4.37	0.57	(g)	0.32	(0.23)
Total from investment operations	0.03		(3.37)	4.42	0.53		0.42	(0.12)

Less Distributions:
From net investment income	(0.10)		(0.15)	(0.07)	(0.16)		(0.08)	(0.09)
From net realized gains	—		(1.90)	—	—		(0.64)	(0.91)
Total Distributions	(0.10)		(2.05)	(0.07)	(0.16)		(0.72)	(1.00)

Net Asset Value, End of Period/Year	$20.59		$20.66	$26.08	$21.73		$21.36	$21.66

Total Return	0.17	%(i)	(14.34)%	20.41%	2.50%		2.37%	(0.46)%

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$3,638		$4,472	$8,312	$6,399		$177	$388
Ratio to average net assets:
Gross expenses (c,d)	1.35	%(h)	1.34%	1.37%	1.43%		1.38%	1.43	%(f)
Net expenses (a,c)	1.32	%(h)	1.31%	1.31%	1.37%		1.42%	1.42	%(f)
Net investment income (loss) net of reimbursement (recapture) and securities lending expense offset (c,e)	0.67	%(h)	0.53%	0.21%	(0.18)%		0.49%	0.48%
Portfolio turnover rate	137	%(i)	366%	108%	462%		368%	275%

Portfolio turnover is calculated for the Fund as a whole.

(a)	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00%, 0.00%, 0.00%, 0.00%, and 0.00%, respectively.

(b)	Per share amounts are calculated using the average shares method.

(c)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(d)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(e)

Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(f)	Effective March 30, 2018, the Operating Expense Limit for the Advisor Class decreased from 1.42% to 1.17%. This excludes 0.25% of Distribution Fees (12b-1) (See Note 3).

(g)

Due to timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statement of Operations.

(h)	Annualized.

(i)	Not annualized.

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Institutional Class
	For the Period Ended May 31, 2023		For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020	For the Year Ended November 30, 2019	For the Year Ended November 30, 2018
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$20.76		$26.19	$21.79	$21.43	$21.72	$22.84
Income From Investment Operations:
Net investment income (b,e)	0.08		0.16	0.13	0.23 (f)	0.10	0.14
Net gain (loss) from investments (both realized and unrealized)	(0.01)		(3.50)	4.37	0.36 (f)	0.39	(0.20)
Total from investment operations	0.07		(3.34)	4.50	0.59	0.49	(0.06)

Less Distributions:
From net investment income	(0.13)		(0.19)	(0.10)	(0.23)	(0.14)	(0.15)
From net realized gains	—		(1.90)	—	—	(0.64)	(0.91)
Total Distributions	(0.13)		(2.09)	(0.10)	(0.23)	(0.78)	(1.06)

Net Asset Value, End of Period/Year	$20.70		$20.76	$26.19	$21.79	$21.43	$21.72

Total Return	0.34	%(h)	(14.17)%	20.75%	2.78%	2.70%	(0.21)%

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$30,847		$30,798	$34,320	$40,562	$62,964	$22,714
Ratio to average net assets:
Gross expenses (c,d)	1.10	%(g)	1.09%	1.12%	1.15%	1.13%	1.19%
Net expenses (a,c)	1.07	%(g)	1.06%	1.06%	1.09%	1.08%	1.14%
Net investment income (loss) net of reimbursement (recapture) and securities lending expense offset (c,e)	0.74	%(g)	0.70%	0.54%	1.14%	0.47%	0.61%
Portfolio turnover rate	137	%(h)	366%	108%	462%	368%	275%

Portfolio turnover is calculated for the Fund as a whole.

(a)	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00%, 0.00%, 0.00%, 0.00%, and 0.00%, respectively.

(b)	Per share amounts are calculated using the average shares method.

(c)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(d)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(e)

Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(f)

Due to timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statement of Operations.

(g)	Annualized.

(h)	Not annualized.

See accompanying notes to financial statements.

Horizon Active Income Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Investor Class
	For the Period Ended May 31, 2023		For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020	For the Year Ended November 30, 2019	For the Year Ended November 30, 2018
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$8.24		$9.72	$9.90	$9.44	$9.13	$9.73
Income From Investment Operations:
Net investment income (b,e)	0.12		0.13	0.19	0.18	0.29	0.30
Net gain (loss) from investments (both realized and unrealized)	(0.06)		(1.48)	(0.18)	0.50	0.31	(0.64)
Total from investment operations	0.06		(1.35)	0.01	0.68	0.60	(0.34)

Less Distributions:
From net investment income	(0.17)		(0.13)	(0.19)	(0.22)	(0.29)	(0.26)
Total Distributions	(0.17)		(0.13)	(0.19)	(0.22)	(0.29)	(0.26)

Net Asset Value, End of Period/Year	$8.13		$8.24	$9.72	$9.90	$9.44	$9.13

Total Return	0.78	%(h)	(14.04)%	0.11%	7.29%	6.78%	(3.58)%

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$413,186		$439,460	$432,982	$430,958	$272,400	$275,992
Ratio to average net assets:
Gross expenses (c,d)	1.00	%(g)	0.99%	1.03%	1.05%	1.03%	1.09	%(f)
Net expenses (a,c)	0.95	%(g)	0.89%	0.95%	0.90%	0.88%	0.98	%(f)
Net investment income net of reimbursement (recapture) and securities lending expense offset (c,e)	2.92	%(g)	1.47%	1.98%	1.87%	3.13%	3.16%
Portfolio turnover rate	112	%(h)	110%	93%	225%	167%	155%

Portfolio turnover is calculated for the Fund as a whole.

(a)	The ratio of expenses to average net assets includes interest and dividend expense which was 0.00%, 0.00%, 0.00%, 0.01%, 0.00%, and 0.00%, respectively.

(b)	Per share amounts are calculated using the average shares method.

(c)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(d)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(e)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(f)	Effective March 30, 2018, the Operating Expense Limit for the Investor Class decreased from 1.09% to 0.99%. This excludes 0.10% of Shareholder Servicing Fees (See Note 3).

(g)	Annualized.

(h)	Not annualized.

See accompanying notes to financial statements.

Horizon Active Income Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Advisor Class
	For the Period Ended May 31, 2023		For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020	For the Year Ended November 30, 2019	For the Year Ended November 30, 2018
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$8.29		$9.77	$9.95	$9.47	$9.16	$9.76
Income From Investment Operations:
Net investment income (b,e)	0.12		0.12	0.18	0.18	0.26	0.29
Net gain (loss) from investments (both realized and unrealized)	(0.06)		(1.49)	(0.18)	0.47	0.32	(0.63)
Total from investment operations	0.06		(1.37)	(0.00)	0.65	0.58	(0.34)

Less Distributions:
From net investment income	(0.16)		(0.11)	(0.18)	(0.17)	(0.27)	(0.26)
Total Distributions	(0.16)		(0.11)	(0.18)	(0.17)	(0.27)	(0.26)

Net Asset Value, End of Period/Year	$8.19		$8.29	$9.77	$9.95	$9.47	$9.16

Total Return	0.69	%(h)	(14.12)%	(0.05)%	6.96%	6.53%	(3.58)%

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$1,414		$1,960	$4,391	$3,896	$2,328	$1,587
Ratio to average net assets:
Gross expenses (c,d)	1.15	%(g)	1.14%	1.18%	1.17%	1.20%	1.24	%(f)
Net expenses (a,c)	1.11	%(g)	1.03%	1.10%	1.06%	1.05%	1.04	%(f)
Net investment income net of reimbursement (recapture) and securities lending expense offset (c,e)	2.89	%(g)	1.31%	1.82%	1.90%	2.79%	3.07%
Portfolio turnover rate	112	%(h)	110%	93%	225%	167%	155%

Portfolio turnover is calculated for the Fund as a whole.

(a)	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.

(b)	Per share amounts are calculated using the average shares method.

(c)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(d)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(e)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(f)	Effective March 30, 2018, the Operating Expense Limit for the Advisor Class decreased from 1.24% to 1.09%. This excludes 0.25% of Distribution Fees (12b-1) (See Note 3).

(g)	Annualized.

(h)	Not annualized.

See accompanying notes to financial statements.

Horizon Active Income Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Institutional Class
	For the Period Ended May 31, 2023		For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020	For the Year Ended November 30, 2019	For the Year Ended November 30, 2018
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$8.21		$9.68	$9.86	$9.43	$9.13	$9.72
Income From Investment Operations:
Net investment income (b,e)	0.12		0.14	0.17	0.49 (f)	0.29	0.31
Net gain (loss) from investments (both realized and unrealized)	(0.06)		(1.47)	(0.15)	0.17 (f)	0.31	(0.63)
Total from investment operations	0.06		(1.33)	0.02	0.66	0.60	(0.32)

Less Distributions:
From net investment income	(0.18)		(0.14)	(0.20)	(0.23)	(0.30)	(0.27)
Total Distributions	(0.18)		(0.14)	(0.20)	(0.23)	(0.30)	(0.27)

Net Asset Value, End of Period/Year	$8.09		$8.21	$9.68	$9.86	$9.43	$9.13

Total Return	0.74	%(h)	(13.90)%	0.20%	7.07%	6.83%	(3.33)%

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$1,757		$1,704	$1,840	$184	$8,040	$7,488
Ratio to average net assets:
Gross expenses (c,d)	0.90	%(g)	0.89%	0.94%	0.93%	0.95%	0.99%
Net expenses (a,c)	0.85	%(g)	0.79%	0.85%	0.82%	0.80%	0.86%
Net investment income net of reimbursement (recapture) and securities lending expense offset (c,e)	2.93	%(g)	1.57%	1.74%	5.13%	3.15%	3.28%
Portfolio turnover rate	112	%(h)	110%	93%	225%	167%	155%

Portfolio turnover is calculated for the Fund as a whole.

(a)	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.

(b)	Per share amounts are calculated using the average shares method.

(c)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(d)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(e)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(f)

Due to timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statement of Operations.

(g)	Annualized.

(h)	Not annualized.

See accompanying notes to financial statements.

Horizon Active Dividend Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Investor Class
	For the Period Ended May 31, 2023		For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020	For the Year Ended November 30, 2019	For the Year Ended November 30, 2018
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$61.62		$63.02	$55.01	$58.58	$60.03	$59.15
Income From Investment Operations:
Net investment income (a)	0.59		1.23	1.03	1.19	1.47	1.18 (c)
Net gain (loss) from investments (both realized and unrealized)	(4.66)		0.02 (d)	8.02	(3.25)	0.27 (d)	1.61 (c)
Total from investment operations	(4.07)		1.25	9.05	(2.06)	1.74	2.79

Less Distributions:
From net investment income	(0.96)		(1.16)	(1.04)	(1.29)	(1.14)	(1.13)
From net realized gains	—		(1.49)	—	(0.22)	(2.05)	(0.78)
Total Distributions	(0.96)		(2.65)	(1.04)	(1.51)	(3.19)	(1.91)

Net Asset Value, End of Period/Year	$56.59		$61.62	$63.02	$55.01	$58.58	$60.03

Total Return	(6.64	)%(g)	1.90%	16.58%	(3.41)%	3.67%	4.72%

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$96,183		$102,135	$123,269	$104,774	$156,452	$39,909
Ratio to average net assets:
Gross expenses (b)	1.11	%(f)	1.10%	1.06%	1.11%	1.09%	1.32%
Net expenses (e)	1.09	%(f)	1.09%	1.08%	1.09%	1.09%	1.09%
Net investment income net of reimbursement (recapture) and securities lending expense offset	2.02	%(f)	2.03%	1.67%	2.28%	2.59%	1.93%
Portfolio turnover rate	0.02	%(g)	150%	222%	376%	369%	320%

Portfolio turnover is calculated for the Fund as a whole.

(a)	Per share amounts are calculated using the average shares method.

(b)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(c)

Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

(d)

Net realized and unrealized gain (loss) per share in this caption is a balancing amount necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) on the Statements of Operations due to share transactions for the period.

(e)	The ratio of expenses to average net assets includes interest expense which was 0.02%, 0.02%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.

(f)	Annualized.

(g)	Not annualized.

See accompanying notes to financial statements.

Horizon Active Dividend Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Advisor Class
	For the Period Ended May 31, 2023		For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020	For the Year Ended November 30, 2019	For the Year Ended November 30, 2018
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$61.66		$63.04	$54.99	$58.56	$60.00	$59.13
Income From Investment Operations:
Net investment income (a)	0.54		1.09	0.95	1.13	1.37	1.04 (c)
Net gain (loss) from investments (both realized and unrealized)	(4.67)		0.06 (d)	8.04	(3.28)	0.29 (d)	1.66 (c)
Total from investment operations	(4.13)		1.15	8.99	(2.15)	1.66	2.70

Less Distributions:
From net investment income	(0.88)		(1.04)	(0.94)	(1.21)	(1.05)	(1.05)
From net realized gains	—		(1.49)	—	(0.21)	(2.05)	(0.78)
Total Distributions	(0.88)		(2.53)	(0.94)	(1.42)	(3.10)	(1.83)

Net Asset Value, End of Period/Year	$56.65		$61.66	$63.04	$54.99	$58.56	$60.00

Total Return	(6.72	%)(g)	1.73%	16.45%	(3.55)%	3.50%	4.57%

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$4,350		$4,834	$10,941	$8,781	$27,452	$10,892
Ratio to average net assets:
Gross expenses (b)	1.26	%(f)	1.23%	1.21%	1.25%	1.24%	1.48%
Net expenses (e)	1.26	%(f)	1.25%	1.24%	1.24%	1.24%	1.24%
Net investment income net of reimbursement (recapture) and securities lending expense offset	1.83	%(f)	1.76%	1.52%	2.17%	2.42%	1.71%
Portfolio turnover rate	0.02	%(g)	150%	222%	376%	369%	320%

Portfolio turnover is calculated for the Fund as a whole.

(a)	Per share amounts are calculated using the average shares method.

(b)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(c)

Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

(d)

Net realized and unrealized gain (loss) per share in this caption is a balancing amount necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) on the Statements of Operations due to share transactions for the period.

(e)	The ratio of expenses to average net assets includes interest expense which was 0.02%, 0.01%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.

(f)	Annualized.

(g)	Not annualized.

See accompanying notes to financial statements.

Horizon Defined Risk Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Investor Class
	For the Period Ended May 31, 2023		For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020	For the Year Ended November 30, 2019	For the Period Ended November 30, 2018 (a)
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$61.16		$63.49	$56.98	$54.09	$51.00	$50.00
Income From Investment Operations:
Net investment income (b)	0.10		0.26	0.22	0.37	0.51	0.44
Net gain (loss) from investments (both realized and unrealized)	1.75		(2.41)	6.62	2.82	2.86	0.56
Total from investment operations	1.85		(2.15)	6.84	3.19	3.37	1.00

Less Distributions:
From net investment income	(0.21)		(0.18)	(0.33)	(0.30)	(0.17)	—
From net realized gains	(0.73)		—	—	—	(0.11)	—
Total Distributions	(0.94)		(0.18)	(0.33)	(0.30)	(0.28)	—

Net Asset Value, End of Period/Year	$62.07		$61.16	$63.49	$56.98	$54.09	$51.00

Total Return	3.12	%(f)	(3.40)%	12.06%	5.93%	6.69%	2.00	%(f)

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$390,998		$359,743	$247,061	$210,993	$163,322	$5,915
Ratio to average net assets:
Gross expenses (c)	1.43	%(e)	1.12%	1.11%	1.12%	1.20%	2.28	%(e)
Net expenses (d)	1.45	%(e)	1.12%	1.05%	1.04%	1.04%	1.04	%(e)
Net investment income net of reimbursement (recapture) and securities lending expense offset	0.32	%(e)	0.43%	0.35%	0.70%	0.99%	0.94	%(e)
Portfolio turnover rate	1	%(f)	15%	27%	28%	10%	89	%(f)

Portfolio turnover is calculated for the Fund as a whole.

(a)	Since December 28, 2017 (Commencement of Operations).

(b)	Per share amounts are calculated using the average shares method.

(c)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(d)	The ratio of expenses to average net assets includes interest expense which was 0.41%, 0.08%, 0.01%, 0.00%, 0.00% and 0.00%, respectively.

(e)	Annualized.

(f)	Not annualized.

See accompanying notes to financial statements.

Horizon Defined Risk Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Advisor Class
	For the Period Ended May 31, 2023		For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020	For the Year Ended November 30, 2019	For the Period Ended November 30, 2018 (a)
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$61.11		$63.45	$56.93	$54.06	$50.98	$50.58
Income From Investment Operations:
Net investment income (b)	0.07		0.13	0.13	0.29	0.42	0.31	(d)
Net gain (loss) from investments (both realized and unrealized)	1.74		(2.39)	6.62	2.82	2.87	0.09	(d)
Total from investment operations	1.81		(2.26)	6.75	3.11	3.29	0.40

Less Distributions:
From net investment income	(0.07)		(0.08)	(0.23)	(0.24)	(0.10)	—
From net realized gains	(0.73)		—	—	—	(0.11)	—
Total Distributions	(0.80)		(0.08)	(0.23)	(0.24)	(0.21)	—

Net Asset Value, End of Period/Year	$62.12		$61.11	$63.45	$56.93	$54.06	$50.98

Total Return	3.05	%(g)	(3.57)%	11.90%	5.78%	6.51%	0.77	%(g)

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$13,829		$12,227	$19,816	$24,804	$22,807	$9,173
Ratio to average net assets:
Gross expenses (c)	1.59	%(f)	1.26%	1.26%	1.28%	1.37%	2.10	%(f)
Net expenses (e)	1.60	%(f)	1.26%	1.20%	1.19%	1.19%	1.19	%(f)
Net investment income net of reimbursement (recapture) and securities lending expense offset	0.22	%(f)	0.20%	0.21%	0.56%	0.80%	0.75	%(f)
Portfolio turnover rate	1	%(g)	15%	27%	28%	10%	89	%(g)

Portfolio turnover is calculated for the Fund as a whole.

(a)	Since February 2, 2018 (Commencement of Operations).

(b)	Per share amounts are calculated using the average shares method.

(c)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(d)

Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

(e)	The ratio of expenses to average net assets includes interest expense which was 0.41%, 0.07%, 0.01%, 0.00%, 0.00% and 0.00%, respectively.

(f)	Annualized.

(g)	Not annualized.

See accompanying notes to financial statements.

Horizon U.S. Defensive Equity Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Investor Class
	For the Period Ended May 31, 2023		For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020	For the Period Ended November 30, 2019 (a)
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$26.34		$33.53	$27.19	$26.22	$25.00
Income From Investment Operations:
Net investment income (b)	0.10		0.22	0.15	0.12	0.12
Net gain (loss) from investments (both realized and unrealized)	(0.61)		(0.29)	6.27	0.91	1.10
Total from investment operations	(0.51)		(0.07)	6.42	1.03	1.22

Less Distributions:
From net investment income	(0.20)		(0.18)	(0.08)	(0.06)	—
From net realized gains	—		(6.94)	—	—	—
Total Distributions	(0.20)		(7.12)	(0.08)	(0.06)	—

Net Asset Value, End of Period/Year	$25.63		$26.34	$33.53	$27.19	$26.22

Total Return	(1.91	)%(f)	(1.62)%	23.70%	3.96%	4.88	%(f)

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	159,653		143,236	128,449	205,886	85,776
Ratio to average net assets:
Gross expenses (c)	1.07	%(e)	1.12%	1.17%	1.14%	1.93	%(e)
Net expenses (d)	1.09	%(e)	1.11%	1.09%	1.09%	1.09	%(e)
Net investment income net of reimbursement (recapture) and securities lending expense offset	0.82	%(e)	0.83%	0.50%	0.49%	1.10	%(e)
Portfolio turnover rate	87	%(f)	197%	218%	325%	0.11	%(f)

Portfolio turnover is calculated for the Fund as a whole.

(a)	Since June 26, 2019 (Commencement of Operations).

(b)	Per share amounts are calculated using the average shares method.

(c)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(d)	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.02%, 0.00%, 0.00% and 0.00%, respectively.

(e)	Annualized.

(f)	Not annualized.

See accompanying notes to financial statements.

Horizon U.S. Defensive Equity Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Advisor Class
	For the Period Ended May 31, 2023		For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Period Ended November 30, 2020 (a)
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$26.27		$33.46	$27.16	$26.23
Income From Investment Operations:
Net investment income (b)	0.08		0.14	0.10	0.04
Net gain (loss) from investments (both realized and unrealized)	(0.60)		(0.26)	6.27	0.89
Total from investment operations	(0.52)		(0.12)	6.37	0.93

Less Distributions:
From net investment income	(0.11)		(0.13)	(0.07)	—
From net realized gains	—		(6.94)	—	—
Total Distributions	(0.11)		(7.07)	(0.07)	—

Net Asset Value, End of Period/Year	$25.64		$26.27	$33.46	$27.16

Total Return	(1.96	)%(f)	(1.79)%	23.53%	3.55	%(f)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$2,496		$189	$544	$730
Ratio to average net assets:
Gross expenses (c)	1.20	%(e)	1.27%	1.32%	1.30	%(e)
Net expenses (d)	1.24	%(e)	1.25%	1.24%	1.24	%(e)
Net investment income net of reimbursement (recapture) and securities lending expense offset	0.64	%(e)	0.52%	0.34%	0.17	%(e)
Portfolio turnover rate	87	%(f)	197%	218%	325	%(f)

Portfolio turnover is calculated for the Fund as a whole.

(a)	Since February 2, 2020 (Commencement of Operations).

(b)	Per share amounts are calculated using the average shares method.

(c)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(d)	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.01%, 0.00%, 0.00% and 0.00%, respectively.

(e)	Annualized.

(f)	Not annualized.

See accompanying notes to financial statements.

Horizon ESG & Defensive Core Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Investor Class
	For the Period Ended May 31, 2023		For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Period Ended November 30, 2020 (a)
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$30.99		$36.09	$28.78	$25.00
Income From Investment Operations:
Net investment income (b)	0.17		0.11	0.11	0.19	(f)
Net gain (loss) from investments (both realized and unrealized)	0.64		(4.29)	8.01	3.59	(f)
Total from investment operations	0.81		(4.18)	8.12	3.78

Less Distributions:
From net investment income	(0.15)		(0.08)	(0.10)	—
From net realized gains	—		(0.84)	(0.71)	—
Total Distributions	(0.15)		(0.92)	(0.81)	—

Net Asset Value, End of Period/Year	$31.65		$30.99	$36.09	$28.78

Total Return	2.66	%(e)	(11.99)%	28.91%	15.12	%(e)

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$154,378		$148,912	$120,315	$3,985
Ratio to average net assets:
Gross expenses (c,h)	0.96	%(d)	1.04%	1.09%	6.24	%(d)
Net expenses (g,h)	0.98	%(d)	1.03%	1.04%	1.04	%(d)
Net investment income net of reimbursement and securities lending expense offset	1.14	%(d)	0.36%	0.32%	0.73	%(d)
Portfolio turnover rate	110	%(e)	270%	29%	81	%(e)

Portfolio turnover is calculated for the Fund as a whole.

(a)	Since December 26, 2019 (Commencement of Operations).

(b)	Per share amounts are calculated using the average shares method.

(c)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(d)	Annualized.

(e)	Not annualized.

(f)

Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

(g)	The ratio of expenses to average net assets includes interest expense which was 0.01%, 0.01%, 0.00% and 0.00%, respectively.

(h)	Does not reflect the expenses of the underlying funds in which the Fund invests.

See accompanying notes to financial statements.

Horizon ESG & Defensive Core Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Advisor Class
	For the Period Ended May 31, 2023		For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Period Ended November 30, 2020 (a)
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$30.85		$35.95	$28.69	$25.04
Income From Investment Operations:
Net investment income (b)	0.15		0.06	0.07	0.13	(f)
Net gain (loss) from investments (both realized and unrealized)	0.64		(4.27)	7.97	3.52	(f)
Total from investment operations	0.79		(4.21)	8.04	3.65

Less Distributions:
From net investment income	(0.11)		(0.05)	(0.07)	—
From net realized gains	—		(0.84)	(0.71)	—
Total Distributions	(0.11)		(0.89)	(0.78)	—

Net Asset Value, End of Period/Year	$31.53		$30.85	$35.95	$28.69

Total Return	2.57	%(e)	(12.11)%	28.69%	14.58	%(e)

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$37,017		$33,632	$35,205	$4,283
Ratio to average net assets:
Gross expenses (c,h)	1.11	%(d)	1.18%	1.28%	4.56	%(d)
Net expenses (g,h)	1.13	%(d)	1.18%	1.19%	1.19	%(d)
Net investment income net of reimbursement and securities lending expense offset	0.96	%(d)	0.17%	0.19%	0.52	%(d)
Portfolio turnover rate	110	%(e)	270%	29%	81	%(e)

Portfolio turnover is calculated for the Fund as a whole.

(a)	Since January 8, 2020 (Commencement of Operations).

(b)	Per share amounts are calculated using the average shares method.

(c)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(d)	Annualized.

(e)	Not annualized.

(f)

Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

(g)	The ratio of expenses to average net assets includes interest expense which was 0.01%, 0.01%, 0.00% and 0.00%, respectively.

(h)	Does not reflect the expenses of the underlying funds in which the Fund invests.

See accompanying notes to financial statements.

Horizon Tactical Fixed Income Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Investor Class
	For the Period Ended May 31, 2023 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$50.00
Income From Investment Operations:
Net investment income (b)	0.38
Net loss from investments (both realized and unrealized)	(2.03)
Total from investment operations	(1.65)

Less Distributions:
From net investment income	(0.31)
From net realized gains	—
Total Distributions	(0.31)

Net Asset Value, End of Period	$48.04

Total Return	(3.31	)%(e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$26,778
Ratio to average net assets:
Gross expenses (c)	0.96	%(d)
Net expenses (f)	0.80	%(d)
Net investment income net of reimbursement and securities lending expense offset	1.57	%(d)
Portfolio turnover rate	369	%(e)

Portfolio turnover is calculated for the Fund as a whole.

(a)	Since December 20, 2022 (Commencement of Operations).

(b)	Per share amounts are calculated using the average shares method.

(c)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(d)	Annualized.

(e)	Not annualized.

(f)	The ratio of expenses to average net assets includes interest expense which was 0.00%.

See accompanying notes to financial statements.

Horizon Tactical Fixed Income Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Advisor Class
	For the Period Ended May 31, 2023 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$49.48
Income From Investment Operations:
Net investment income (b)	0.34
Net loss from investments (both realized and unrealized)	(1.69)
Total from investment operations	(1.35)

Less Distributions:
From net investment income	(0.09)
From net realized gains	—
Total Distributions	(0.09)

Net Asset Value, End of Period	$48.04

Total Return	(2.73	)%(e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$49
Ratio to average net assets:
Gross expenses (c)	5.67	%(d)
Net expenses (f)	0.49	%(d)
Net investment income net of reimbursement and securities lending expense offset	1.39	%(d)
Portfolio turnover rate	369	%(e)

Portfolio turnover is calculated for the Fund as a whole.

(a)	Since March 7, 2023 (Commencement of Operations).

(b)	Per share amounts are calculated using the average shares method.

(c)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(d)	Annualized.

(e)	Not annualized.

(f)	The ratio of expenses to average net assets includes interest expense which was 0.00%.

See accompanying notes to financial statements.

Horizon U.S. Defensive Small/Mid Cap Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Investor Class
	For the Period Ended May 31, 2023 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$25.00
Income From Investment Operations:
Net investment income (b)	0.10
Net gain from investments (both realized and unrealized)	0.24	(g)
Total from investment operations	0.34

Net Asset Value, End of Period	$25.34

Total Return	1.36	%(e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$1,518
Ratio to average net assets:
Gross expenses (c)	7.66	%(d)
Net expenses (f)	0.97	%(d)
Net investment income net of reimbursement and securities lending expense offset	0.77	%(d)
Portfolio turnover rate	11	%(e)

Portfolio turnover is calculated for the Fund as a whole.

(a)	Since December 20, 2022 (Commencement of Operations).

(b)	Per share amounts are calculated using the average shares method.

(c)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(d)	Annualized.

(e)	Not annualized.

(f)	The ratio of expenses to average net assets includes interest expense which was 0.00%.

(g)

Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

See accompanying notes to financial statements.

Horizon U.S. Defensive Small/Mid Cap Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Advisor Class
	For the Period Ended May 31, 2023 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$26.88
Income From Investment Operations:
Net investment income (b)	0.04
Net loss from investments (both realized and unrealized)	(1.59	)(g)
Total from investment operations	(1.55)

Net Asset Value, End of Period	$25.33

Total Return	(5.77	)%(e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$47
Ratio to average net assets:
Gross expenses (c)	4.66	%(d)
Net expenses (f)	0.58	%(d)
Net investment income net of reimbursement and securities lending expense offset	0.32	%(d)
Portfolio turnover rate	11	%(e)

Portfolio turnover is calculated for the Fund as a whole.

(a)	Since March 7, 2023 (Commencement of Operations).

(b)	Per share amounts are calculated using the average shares method.

(c)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(d)	Annualized.

(e)	Not annualized.

(f)	The ratio of expenses to average net assets includes interest expense which was 0.00%.

(g)

Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

See accompanying notes to financial statements.

Horizon Funds

Notes to Financial Statements (Unaudited)

May 31, 2023

1.	ORGANIZATION

The Horizon Active Asset Allocation Fund, Horizon Active Risk Assist® Fund, Horizon Active Income Fund, Horizon Active Dividend Fund, Horizon Defined Risk Fund, Horizon U.S. Defensive Equity Fund (formerly known as the Horizon Defensive Multi-Factor Fund), Horizon ESG & Defensive Core Fund, Horizon Tactical Fixed Income Fund, and Horizon U.S. Defensive Small/Mid Cap Fund (each a “Fund” and together the “Funds”) are each a series of shares of beneficial interest of Horizon Funds (the “Trust”), a Delaware business trust organized on May 21, 2015. The Horizon Active Asset Allocation Fund, Horizon Active Risk Assist® Fund, Horizon Active Income Fund, Horizon Active Dividend Fund, Horizon Defined Risk Fund, Horizon U.S. Defensive Equity Fund, Horizon ESG & Defensive Core Fund, Horizon Tactical Fixed Income Fund, and Horizon U.S. Defensive Small/Mid Cap Fund are registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as diversified, open-end management investment companies. The investment objective of the Horizon Active Asset Allocation Fund is capital appreciation. The Fund presently offers Investor Class shares, Advisor Class shares and Institutional Class shares, which commenced operations on January 31, 2012, September 4, 2015 and September 9, 2016, respectively. The investment objective of the Horizon Active Risk® Assist Fund is to capture the majority of the returns associated with equity market investments, while mitigating downside risk through use of a risk overlay strategy. The Fund presently offers Investor Class shares, Advisor Class shares and Institutional Class shares, which commenced operations on August 29, 2014, September 4, 2015 and September 9, 2016, respectively. The investment objective of the Horizon Active Income Fund is income. The Fund presently offers Investor Class shares, Advisor Class shares and Institutional Class shares, which commenced operations on September 30, 2013, February 8, 2016 and September 9, 2016, respectively. The investment objective of the Horizon Active Dividend Fund is capital appreciation and current income. The Fund presently offers Investor Class shares and Advisor Class shares, which commenced operations on December 28, 2016 and June 20, 2017, respectively. The investment objective of the Horizon Defined Risk Fund is capital appreciation and capital preservation. The Fund presently offers Investor Class shares and Advisor Class shares, which commenced operations on December 28, 2017 and February 2, 2018, respectively. The investment objective of the Horizon U.S. Defensive Equity Fund is to capture the majority of the returns associated with domestic equity market investments, while mitigating downside risk through use of a risk overlay strategy. The Fund presently offers Investor Class shares and Advisor Class shares which commenced operations on June 26, 2019 and January 31, 2020, respectively. The investment objective of the Horizon ESG & Defensive Core Fund is to seek long-term growth of capital, current income and growth of income, while mitigating downside risk through use of a risk overlay strategy (the “Risk Assist® strategy”). The Fund presently offers Investor Class shares and Advisor Class shares, which commenced operations on December 26, 2019 and January 8, 2020, respectively. The investment objective of the Horizon Tactical Fixed Income Fund is to seek to provide total return through a combination of current income and capital appreciation. The Fund presently offers Investor Class shares and Advisor Class shares, which commenced operations on December 20, 2022 and March 7, 2023, respectively. The investment objective of the Horizon U.S. Defensive Small/Mid Cap Fund is capital appreciation. The Fund presently offers Investor Class shares and Advisor Class shares, which commenced operations on December 20, 2022 and March 7, 2023, respectively.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2023

assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

The Funds value their investments and financial instruments at fair value as follows. In determining a Fund’s net asset value (“NAV”) per share, equity securities, including common stocks, preferred stocks, and exchange traded funds, for which market quotations are readily available are valued at current market value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ official closing price (“NOCP”). If the NOCP is not available, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask prices on the primary exchange. When market quotations received are from an active market, the securities will be classified within Level 1 of the fair value hierarchy. If market quotations are not readily available, then securities are valued at fair value as determined by the Adviser, as the Funds’ valuation designee pursuant to Rule 2a-5. Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of dealer supplied quotations or by a pricing system selected by the Adviser and approved by the Board. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Adviser deems it appropriate to do so, the mean of the bid and asked prices for over-the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange traded debt securities is available, the mean of the bid and asked prices may be used. Short-term debt securities with a remaining maturity of 60 days or less are amortized to maturity, provided such valuations represent fair value. Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported NAVs. Purchased and written options are valued at the composite mean of the bid and the ask as of the closing of the applicable market, provided that in circumstances deemed appropriate by the Adviser options may be valued at fair value as determined in good faith by the Adviser, as the Fund’s valuation designee.

Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided, as described above, are valued as determined in good faith in accordance with procedures approved by the Board.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Generally, these inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. For an option position, these inputs may include, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2023

models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2023, for the Funds’ investments measured at fair value:

Horizon Active Asset Allocation Fund
Assets *	Level 1	Level 2	Level 3	Total
Investment Companies	$833,171,794	$—	$—	$833,171,794
Purchased Call Options	—	52,000	—	52,000
Short-Term Investments	8,280,308	—	—	8,280,308
Investments Purchased With Proceeds From Securities Lending	136,004,686	—	—	136,004,686
Total	$977,456,788	$52,000	$—	$977,508,788

Horizon Active Risk Assist® Fund
Assets *	Level 1	Level 2	Level 3	Total
Investment Companies	$1,206,817,941	$—	$—	$1,206,817,941
Common Stocks	12,815,148	—	—	12,815,148
Purchased Call Options	—	640,800	—	640,800
Purchased Put Options	—	1,578,575	—	1,578,575
Short-Term Investments	1,019,803	—	—	1,019,803
Investments Purchased With Proceeds From Securities Lending	112,632,508	—	—	112,632,508
Total	$1,333,285,400	$2,219,375	$—	$1,335,504,775

Liabilities *	Level 1	Level 2	Level 3	Total
Written Call Options	$—	$655,500	$—	$655,500
Written Put Options	—	1,065,600	—	$1,065,600
Total	$—	$1,721,100	$—	$1,721,100

Horizon Active Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Investment Companies	$326,271,684	$—	$—	$326,271,684
Short-Term Investments	2,356,073	—	—	2,356,073
Investments Purchased With Proceeds From Securities Lending	52,719,326	—	—	52,719,326
Total	$381,347,083	$—	$—	$381,347,083

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2023

Horizon Active Dividend Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$93,104,981	$—	$—	$93,104,981
Preferred Stocks	151,758	—	—	151,758
Short-Term Investments	1,654,597	—	—	1,654,597
Investments Purchased With Proceeds From Securities Lending	1,482,163	—	—	1,482,163
Total	$96,393,499	$—	$—	$96,393,499

Horizon Defined Risk Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$436,970,801	$—	$—	$436,970,801
Purchased Put Options	—	5,147,450	—	5,147,450
Short-Term Investments	15,199,924	—	—	15,199,924
Investments Purchased With Proceeds From Securities Lending	353,937	—	—	353,937
Total	$452,524,662	$5,147,450	$—	$457,672,112

Liabilities *	Level 1	Level 2	Level 3	Total
Written Call Options	$—	$6,256,650	$—	$6,256,650
Written Put Options	—	1,572,875	—	1,572,875
Total	$—	$7,829,525	$—	$7,829,525

Horizon U.S. Defensive Equity Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$195,921,887	$—	$—	$195,921,887
Short-Term Investments	485,363	—	—	485,363
Total	$196,407,250	$—	$—	$196,407,250

Horizon ESG & Defensive Core Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$212,487,873	$—	$0	212,487,873
Short-Term Investments	361,801	—	—	361,801
Total	$212,849,674	$—	$—	$212,849,674

Horizon Tactial Fixed Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Investment Companies	$101,185,373	—	—	$101,185,373
Short-Term Investments	63,643	—	—	63,643
Total	$101,249,016	$—	$—	$101,249,016

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2023

Horizon U.S. Defensive Small/Mid Cap Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$5,740,847	$—	$—	5,740,847
Short-Term Investments	101,339	—	—	101,339
Total	$5,842,186	$—	$—	$5,842,186

*	Refer to the Portfolios of Investments for security classifications.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of registered investment company that is typically purchased and redeemed at NAV in large blocks of shares called “Creation Units”, and bought and sold in secondary markets on a securities exchange, where its shares trade like common stock. An index-based ETF represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. Alternatively, ETFs may be actively managed in accordance with a particular investment strategy. The risks of owning an ETF generally reflect the risks of owning the underlying securities they hold, although the lack of liquidity on an ETF could result in it being more volatile.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. The Funds enter into option contracts to meet the requirements of their trading activities. The risk in writing a call option is that the Funds may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Funds also have the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

When a Fund writes a call or put option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call or put option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As the writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in price of the security underlying the written option.

A Fund may purchase put and call options. The Funds engage in options transactions on individual securities, ETFs, or indices to hedge against market declines or generate returns from falling asset prices. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such a favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2023

The average quarterly value outstanding of purchased and written options during the period ended May 31, 2023, were as follows:

	Horizon Active Asset Allocation Fund	Horizon Active Risk Assist® Fund	Horizon Defined Risk Fund
Purchased Options	$26,000	$1,842,813	$6,814,425
Written Options	$0	$1,181,175	$6,088,575

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of May 31, 2023:

Location on the Statements of Assets and Liabilities
Fund	Derivatives Investment Type	Asset Derivatives	Liability Derivatives
Horizon Active Asset Allocation Fund	Equity Risk Contracts	Investments in Unaffiliated Securities, at Value	Options Written, at Value
Horizon Active Risk Assist® Fund	Equity Risk Contracts	Investments in Unaffiliated Securities, at Value	Options Written, at Value
Horizon Defined Risk Fund	Equity Risk Contracts	Investments in Unaffiliated Securities, at Value	Options Written, at Value

Horizon Active Asset Allocation Fund
Derivatives Investment Value
Purchased Options	$52,000
Written Options	$—

Horizon Active Risk Assist® Fund
Derivatives Investment Value
Purchased Options	$2,219,375
Written Options	$(1,721,100)

Horizon Defined Risk Fund
Derivatives Investment Value
Purchased Options	$5,147,450
Written Options	$(7,829,525)

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended May 31, 2023:

Derivative Investment Type	Location of Gain (Loss) on Derivatives in the Statements of Operations
Equity Risk contracts	Net realized gain (loss) from purchased options
Net realized gain (loss) from written options
Net change in unrealized appreciation (depreciation) on purchased options
Net change in unrealized appreciation (depreciation) on written options

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2023

Horizon Active Asset Allocation Fund
Realized gain/(loss) on derivatives recognized in the Statements of Operations
Derivative Investment Type
Purchased Options	$(759,398)
Written Options	216,750
$(542,648)

Changes in unrealized depreciation on derivatives recognized in the Statements of Operations
Purchased Options	$(321,200)
Written Options	—
$(321,200)

Horizon Active Risk Assist® Fund
Realized gain/(loss) on derivatives recognized in the Statements of Operations
Derivative Investment Type
Purchased Options	$(1,266,490)
Written Options	1,338,512
$72,022

Changes in unrealized depreciation on derivatives recognized in the Statements of Operations
Purchased Options	$(1,535,240)
Written Options	(32,185)
$(1,567,425)

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2023

Horizon Defined Risk Fund
Realized gain/(loss) on derivatives recognized in the Statements of Operations
Derivative Investment Type
Purchased Options	$(22,941,924)
Written Options	21,019,266
$(1,922,658)

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statements of Operations
Purchased Options	$2,935,122
Written Options	(143,077)
$2,792,045

Offsetting of Financial Assets and Derivative Liabilities

The following table presents the Funds’ liability derivatives available for offset under a master netting arrangement net of collateral pledged for the Funds as of May 31, 2023.

Horizon Active Risk Assist® Fund
Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments		Collateral Pledged/ Received	Net Amount
Written Options	$1,721,100	(1)	$—	$1,721,100	$(1,721,100	)(2)	$—	$—
Total	$1,721,100		$—	$1,721,100	$(1,721,100)		$—	$—

Horizon Defined Risk Fund
Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments		Collateral Pledged/ Received	Net Amount
Written Options	$7,829,525	(1)	$—	$7,829,525	$(7,829,525	)(2)	$—	$—
Total	$7,829,525		$—	$7,829,525	$(7,829,525)		$—	$—

(1)	Written options at value as presented in the Portfolios of Investments.
(2)	The amount is limited to the derivative liability balance and, accordingly, does not include excess collateral pledged.

Due to the absence of a master netting agreement relating to the Funds’ participation in securities lending, no additional disclosures have been made on behalf of the Funds. Please reference Note 5 for collateral related to securities on loan.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2023

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income and expense is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Long-term capital gain distributions from investment companies if any, are recorded separately from dividend income. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities using the effective interest method.

Investment in Other Investment Companies – To the extent that a Fund invests in other investment companies, shareholders may obtain a copy of the underlying investment companies’ financial statements on the EDGAR Database on the SEC’s internet site at http://www.sec.gov. Copies of information on the SEC’s internet site may also be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust. Income, other non-class-specific expenses, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

Federal Income Taxes – It is each Fund’s policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains to its shareholders and therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken on the Funds’ 2022 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal, North Carolina State and Delaware State; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually for the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist® Fund, Horizon Defined Risk, Horizon U.S. Defensive Equity Fund, and Horizon ESG &Defensive Core Fund and quarterly for the Horizon Active Income Fund and Horizon Active Dividend Fund and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Shareholder Services Plan – The Board has adopted a shareholder serving plan (the “Plan”) for Investor Class Shares of the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist® Fund, and the Horizon Active Income Fund. The Plan allows the Funds to use part of their assets for shareholder servicing expenses. The Shareholder Servicing Expenses for the Investor Class shares of the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist® Fund, and Horizon Active Income Fund are currently 0.10% of average daily net assets. For these services, the Funds pay a fee up to 0.10% of average net assets attributable to Investor Class shares of the Funds on an annualized basis. Payments under the Plan are made for the provision of support services to shareholders, including administrative or other shareholder support services such as responding to customer inquiries or assisting the Funds in establishing or maintaining shareholder accounts and records. The entities providing shareholder services may provide such services directly, or may arrange for such services to be provided by another entity that has a servicing relationship with one or

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2023

more shareholders. However, payments under the Plan are an operating expense of each Fund that is not subject to the expense limitation provided by the Adviser. Payments under the Plan may vary and are determined by the respective Fund in its sole discretion, in amounts up to 0.10% of the Fund’s average daily net assets attributable to Investor Class shares of the Fund on an annualized basis.

Rule 12b-1 – The Trust, with respect to all Funds, has adopted a Distribution Plan for Advisor Class shares of each Fund, and also for Investor Class shares of the Horizon Active Dividend Fund, Horizon Defined Risk Fund, the Horizon U.S. Defensive Equity Fund, the Horizon ESG & Defensive Core Fund, the Horizon Tactical Fixed Income Fund, and the Horizon U.S. Defensive Small/Mid Cap Fund pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”). However, payments under the 12b-1 Plan are an operating expense of each Fund that is not subject to the expense limitation provided by the Adviser. The 12b-1 Plan provides for the payment of a distribution fee to Quasar Distributors, LLC (the “Distributor”) at an annualized rate of up to 0.25% of the average daily net assets attributable to the applicable classes. During the period ended May 31, 2023 the distribution fees accrued for the Investor Class shares of the Horizon Active Dividend Fund, Horizon Defined Risk Fund, Horizon U.S. Defensive Equity Fund, Horizon ESG & Defensive Core Fund, the Horizon Tactical Fixed Income Fund, the Horizon U.S. Defensive Small/Mid Cap Fund and for the Advisor Class shares of all Funds were 0.10% and 0.25% of average daily net assets, respectively. During the period ended May 31, 2023, the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist® Fund, Horizon Active Income Fund, Horizon Active Dividend Fund, Horizon Defined Risk Fund, Horizon U.S. Defensive Equity Fund, Horizon ESG & Defensive Core Fund, the Horizon Tactical Fixed Income Fund, and the Horizon U.S. Defensive Small/Mid Cap Fund Advisor Class shares incurred $2,429, $4,535, $1,763, $5,422, $17,239, $3,111, $46,144, $28, and $28, respectively, pursuant to the plan. During the period ended May 31, 2023, the Horizon Active Dividend Fund, Horizon Defined Risk Fund, Horizon U.S. Defensive Equity Fund, Horizon ESG & Defensive Core Fund, the Horizon Tactical Fixed Income Fund, and the Horizon U.S. Defensive Small/Mid Cap Fund Investor Class shares incurred $47,960, $194,963, $76,608, $76,977, $11,885, and $674 respectively, pursuant to the plan. Investor Class shares of the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist® Fund and Horizon Active Income Fund and Institutional Class shares of all Funds do not pay any 12b-1 distribution fees.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

General Risk – The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

3.	ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Pursuant to an Investment Advisory Agreement with each Fund (the “Advisory Agreements”), investment advisory services are provided to the Funds by Horizon Investments, LLC (the “Adviser”). Under the terms of the Advisory Agreements, the Adviser receives monthly fees calculated at an annual rate of 0.99% of the average daily net assets of the Horizon Active Asset Allocation Fund, 0.99% of the average daily net assets of the Horizon Active Risk Assist® Fund, 0.77% of the average daily net assets of the Horizon Active Income Fund, 0.75% of the average daily net assets

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2023

of the Horizon Active Dividend Fund, 0.80% of the average daily net assets of the Horizon Defined Risk Fund, 0.80% of the average daily net assets of the Horizon U.S. Defensive Equity Fund, 0.68% of the average daily net assets of the Horizon ESG & Defensive Core Fund, 0.60% of the average daily net assets of the Horizon Tactical Fixed Income Fund, and 0.80% of the average daily net assets of the Horizon U.S. Defensive Small/Mid Cap Fund. Prior to October 1, 2022, the Adviser received a fee at an annual rate of 0.75% of the Horizon ESG & Defensive Core Fund’s average daily net assets.

Pursuant to the Expense Limitation Agreement (the “Waiver Agreement”), the Adviser has agreed, until March 31, 2024 for the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist® Fund, Horizon Active Income Fund, Horizon Active Dividend Fund, Horizon Defined Risk Fund, the Horizon U.S. Defensive Equity Fund, Horizon ESG & Defensive Core Fund, Horizon Tactical Fixed Income Fund, and Horizon U.S. Defensive Small/Mid Cap Fund to waive a portion of the Fund’s advisory fee and has agreed to reimburse the Fund for other expenses to the extent that the aggregate expenses of every character, including but not limited to investment advisory fees of the Adviser (but excluding front-end or contingent sales loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs, such as interest and dividend expense on securities sold short; payments by the Fund, if any, under the Trust’s Rule 12b-1 Distribution Plan; payments by the Fund, if any, under the Trust’s Shareholder Services Plan; expenses paid with securities lending expense offset credits; taxes; and extraordinary expenses, such as litigation) incurred by a class of shares of the Fund in any fiscal year do not exceed the percentage of average daily net assets in the below table.

Fund	Investor	Advisor	Institutional
Horizon Active Asset Allocation Fund	1.17%	1.17%	1.17%
Horizon Active Risk Assist® Fund	1.17%	1.17%	1.17%
Horizon Active Income Fund	0.99%	0.99%	0.99%
Horizon Active Dividend Fund	0.99%	0.99%	0.99%
Horizon Defined Risk Fund	0.94%	0.94%	0.94%
Horizon U.S. Defensive Equity Fund	0.99%	0.99%	0.99%
Horizon ESG & Defensive Core Fund	0.87%	0.87%	0.87%
Horizon Tactical Fixed Income Fund	0.80%	0.80%	0.80%
Horizon U.S. Defensive Small/Mid Cap Fund	0.99%	0.99%	0.99%

Any fees waived or expenses reimbursed by the Adviser are subject to possible recoupment by the Adviser within 36 months after such fees have been waived or expenses reimbursed, if such recoupment can be achieved without exceeding the lower of the expense limit in place at the time of the waiver or reimbursement and the expense limit in place at the time of recoupment.

The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Adviser through November 30 of the period indicated. During the period ended May 31, 2023, the Adviser recouped from Horizon Active Asset Allocation Fund, Horizon Active Risk Assist® Fund, Horizon Active Income Fund, Horizon

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2023

Active Dividend Fund, Horizon Defined Risk Fund, Horizon U.S. Defensive Equity Fund, the Horizon ESG & Defensive Core Fund, the Horizon Tactical Fixed Income Fund, and the Horizon U.S. Defensive Small/Mid Cap Fund $0, $0, $0, $405, $34,956, $23,566, $15,811, $15,134, and $0 respectively.

Fund	2023	2024	2025	2026	Total
Horizon Active Asset Allocation Fund	$—	$—	$—	$—	$—
Horizon Active Risk Assist® Fund	—	—	—	—	—
Horizon Active Income Fund	—	—	—	—	—
Horizon Active Dividend Fund	908	1,061	869	—	2,838
Horizon Defined Risk Fund	116,398	141,014	74,784	—	332,196
Horizon U.S. Defensive Equity Fund	39,902	128,664	31,490	3,716	203,772
Horizon ESG & Defensive Core Fund	46,257	62,901	51,617	—	160,775
Horizon Tactical Fixed Income Fund	—	—	—	22,829	22,829
Horizon U.S. Defensive Small/Mid Cap Fund	—	—	—	51,585	51,585

Trustees – The Trust pays each Trustee of the Trust who is not an interested person an annual retainer of $60,000 for each fiscal year plus $10,000 for attendance at an in-person board meeting or $1,000 for attendance of a special meeting. In every instance, the cost of the fees are to be allocated among the participating Funds in accordance with a formula that takes into account the overall asset size of each affected Fund. The Trust also reimburses the Trustees for travel and other expenses incurred in attending meetings of the Board. Officers of the Trust and Trustees who are interested persons of the Trust do not receive any direct compensation from the Trust.

Chief Compliance Officer Compensation – The Board of Trustees renewed the approval of a compensation policy with respect to the Trust’s Chief Compliance Officer pursuant to which the Horizon Funds and the Adviser each pay 50% of the Chief Compliance Officer’s salary, with the portion paid by the Horizon Funds allocated among the Funds in accordance with their relative net assets.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the period ended May 31, 2023, were as follows:

Fund	Purchases	Sales
Horizon Active Asset Allocation Fund	$1,173,521,302	$1,098,796,994
Horizon Active Risk Assist® Fund	1,700,243,985	1,732,464,124
Horizon Active Income Fund	459,773,870	572,295,229
Horizon Active Dividend Fund	19,876	3,951,775
Horizon Defined Risk Fund	73,383,422	2,420,380
Horizon U.S. Defensive Equity Fund	198,895,560	142,427,631
Horizon ESG & Defensive Core Fund	237,056,812	209,135,395
Horizon Tactical Fixed Income Fund	191,021,730	88,281,550
Horizon U.S. Defensive Small/Mid Cap Fund	5,919,954	156,621

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2023

5.	SECURITIES LENDING

The Funds may lend domestic securities in their portfolios to approved brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program effective December 20, 2017, which is administered by U.S. Bank N.A. (the “Custodian”). The net income to which the Funds are entitled may be used to offset against costs and other charges incurred by the Funds with the Custodian or its affiliates or, as directed in writing by the Funds, other service providers. Investment Advisory Fees, Shareholder Servicing Fees - Investor Class, Distribution Fees (12b-1) - Advisor Class and Distribution Fees (12b-1) - Investor Class as noted in the Statements of Operations are not eligible to be offset by securities lending income. The securities lending agreement requires that loans are collateralized in an amount equal to at least 102% at the outset of the loan and at least 100%, at all times thereafter, of the value of any loaned securities. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. Amounts earned from security lending is disclosed in each Fund’s Statement of Operations as a securities lending credit. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing year. Gain or loss on the fair value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. During the period ended May 31, 2023, the Funds had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines allow the cash collateral to be invested in readily marketable, high quality, short-term obligations issued or guaranteed by the United States Government; however, such investments are subject to risk of payment delays, declines in the value of collateral provided, default on the part of the issuer or counterparty, or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent.

As of the period ended May 31, 2023, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan and Collateral Received

Fund	Values of Securities on Loan	Fund Collateral Received*
Horizon Active Asset Allocation Fund	$131,612,557	$136,004,686
Horizon Active Risk Assist® Fund	109,391,491	112,632,508
Horizon Active Income Fund	51,645,954	52,719,326
Horizon Active Dividend Fund	1,425,877	1,482,163
Horizon Defined Risk Fund	337,572	353,937
Horizon U.S. Defensive Equity Fund	—	—
Horizon ESG & Defensive Core Fund	—	—
Horizon Tactical Fixed Income Fund	—	—
Horizon U.S. Defensive Small/Mid Cap Fund	—	—

*

The cash collateral received was invested in the First American Government Obligations Fund, Class X, with an overnight and continuous maturity, as shown on the Portfolios of Investments. These amounts were not included in the offsetting disclosures in Note 2 (Offsetting of Financial Assets and Derivative Liabilities).

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2023

6.	LINE OF CREDIT ARRANGEMENT

Throughout the period ended May 31, 2023, and renewed effective February 23, 2023, the Funds are party to an unsecured line of credit arrangement with the Custodian. The Loan Agreement has an expiration date of February 22, 2024, under which borrowing is limited to the lesser of 15% of the market value of a Fund, 33.33% of the market value of specific marketable securities of a Fund acceptable to the Custodian, or $75,000,000 for all the Funds subject to the line of credit. The Funds may utilize the line of credit for temporary or emergency purposes, primarily for financing redemption payments. The applicable Funds have authorized the Custodian to charge any of the Funds subject to the line of credit for any missed payments by the Funds. The Funds will be charged the prime rate, which was 8.25% as of May 31, 2023, if they borrow. For the period ended May 31, 2023, the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist® Fund, Horizon Active Income Fund, Horizon Active Dividend Fund, Horizon ESG & Defensive Core Fund, and Horizon U.S. Defensive Equity Fund had average borrowings of $55,791, $214,648, $108,022, $2,434, $148,951, and $1,548 and the weighted average interest rate on the line of credit borrowings was 7.75%, 8.06%, 8.13%, 7.94%, 8.25% and 7.50%, respectively. The Horizon Defined Risk Fund, Horizon Tactical Fixed Income Fund, and Horizon U.S. Defensive Small/Mid Cap Fund did not borrow on the line of credit during the period. On March 20, 2023, the Horizon Active Asset Allocation Fund had borrowings of $5,974,000, on April 6, 2023, the Horizon Active Risk Assist® Fund had borrowings of $4,652,000, on May 18, 2023, the Horizon Active Income Fund had borrowings of $8,179,000, on April 5, 2023, the Horizon Active Dividend Fund had borrowings of $344,000, on May 26, 2023, the Horizon ESG & Defensive Core Fund had borrowings of $3,930,000, and on January 11, 2023, the Horizon U.S. Defensive Equity Fund had borrowings of $177,000, which represent the largest borrowing amounts, respectively, during the period ended May 31, 2023.

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended November 30, 2022 and November 30, 2021 was as follows:

	For the year or period ended November 30, 2022
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Horizon Active Asset Allocation Fund	$84,241,482	$17,314,998	$—	$101,556,480
Horizon Active Risk Assist® Fund	94,209,092	1,492,517	—	95,701,609
Horizon Active Income Fund	6,087,378	—	—	6,087,378
Horizon Active Dividend Fund	4,032,523	1,332,981	—	5,365,504
Horizon Defined Risk Fund	762,128	—	—	762,128
Horizon U.S. Defensive Equity Fund	27,213,707	—	—	27,213,707
Horizon ESG & Defensive Core Fund	3,513,008	498,456	—	4,011,464

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2023

	For the year or period ended November 30, 2021
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Horizon Active Asset Allocation Fund	$11,524,013	$22,927,633	$—	34,451,646
Horizon Active Risk Assist® Fund	3,105,159	—	—	3,105,159
Horizon Active Income Fund	8,171,885	—	—	8,171,885
Horizon Active Dividend Fund	2,122,545	—	—	2,122,545
Horizon Defined Risk Fund	1,324,806	—	—	1,324,806
Horizon U.S. Defensive Equity Fund	632,877	—	—	632,877
Horizon ESG & Defensive Core Fund	244,508	1,917	—	246,425

On December 22, 2022, the Funds paid the following per share income distributions:

Fund	Investor Class	Advisor Class	Institutional Class
Horizon Active Asset Allocation Fund	$0.12924975	$0.09671872	$0.14126023
Horizon Active Risk Assist® Fund	0.10714450	0.10243956	0.12701920
Horizon Active Income Fund	0.07841361	0.07241190	0.08148166
Horizon Active Dividend Fund	0.51406493	0.47973385	—
Horizon Defined Risk Fund	0.21099240	0.07536555	—
Horizon U.S. Defensive Equity Fund	0.19944087	0.11151457	—
Horizon ESG & Defensive Core Fund	0.15486271	0.10502458	—

On December 22, 2022, the Funds paid the following capital gains distributions from each class:

Fund	Short-Term*	Long-Term
Horizon Active Asset Allocation Fund	$—	$—
Horizon Active Risk Assist® Fund	—	—
Horizon Active Income Fund	—	—
Horizon Active Dividend Fund	—	—
Horizon Defined Risk Fund	—	0.72676000
Horizon U.S. Defensive Equity Fund	—	—
Horizon ESG & Defensive Core Fund	—	—

*	Short-Term Capital Gains distributions are considered income distributions for tax purposes.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2023

The cost basis of investments, purchased options and options written for federal income tax purposes at November 30, 2022, were as follows:

Fund	Cost of Investments, Purchased Options and Written Options	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Horizon Active Asset Allocation Fund	$908,479,589	$14,253,145	$(36,944,332)	$(22,691,187)
Horizon Active Risk Assist® Fund	1,339,593,185	19,592,067	(80,387,077)	(60,795,010)
Horizon Active Income Fund	491,486,683	154,077	(40,449,267)	(40,295,190)
Horizon Active Dividend Fund	101,655,182	7,386,848	(1,790,545)	5,596,303
Horizon Defined Risk Fund	336,574,436	55,832,539	(29,281,499)	26,551,040
Horizon U.S. Defensive Equity Fund	133,095,428	12,829,997	(2,845,992)	9,984,005
Horizon ESG & Defensive Core Fund	179,595,243	9,823,654	(7,326,793)	2,496,861

As of November 30, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carry Forwards	Other Book/Tax Differences	Post October Loss and Late Year Loss	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficits)
Horizon Active Asset Allocation Fund	$4,348,647	$—	$—	$(7,991,654)	$—	$(22,691,187)	$(26,334,194)
Horizon Active Risk Assist® Fund	149,197	—	—	(26,603,034)	100,501	(60,795,010)	(87,248,847)
Horizon Active Income Fund	2,246,858	—	—	(39,807,018)	—	(40,295,190)	(77,855,350)
Horizon Active Dividend Fund	674,768	—	—	(4,320,009)	—	5,596,303	1,951,062
Horizon Defined Risk Fund	1,226,936	4,519,245	—	(40,136)	—	26,551,040	32,257,085
Horizon U.S. Defensive Equity Fund	966,106	—	—	(1,360,150)	—	9,984,005	9,589,961
Horizon ESG & Defensive Core Fund	451,814	—	—	(14,286,740)	—	2,496,861	(11,338,065)

The difference between book and tax basis unrealized appreciation/depreciation is attributable to mark to market on section 1256 contracts and/or the tax deferral of losses on various investments.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2023

At November 30, 2022, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
Fund	Short-Term	Long-Term	Total
Horizon Active Asset Allocation Fund	$7,991,651	$—	$7,991,651
Horizon Active Risk Assist® Fund	24,383,532	—	24,383,532
Horizon Active Income Fund	28,848,256	10,958,829	39,807,085
Horizon Active Dividend Fund	4,303,051	—	4,303,051
Horizon Defined Risk Fund	—	—	—
Horizon U.S. Defensive Equity Fund	1,358,969	—	1,358,969
Horizon ESG & Defensive Core Fund	9,278,703	4,949,580	14,228,283

The Horizon Defined Risk Fund utilized capital loss carry forwards of $22,477,168 during the fiscal year.

Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. These reclassifications were due to the use of equalization. Each Fund may use earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction. For the year ended November 30, 2022, the following table shows the reclassifications made:

Fund	Distributable Earnings/ (Accumulated Deficit)	Paid In Capital
Horizon Active Asset Allocation Fund	$—	$—
Horizon Active Risk Assist® Fund	(3,456)	3,456
Horizon Active Income Fund	118	(118)
Horizon Active Dividend Fund	(16,924)	16,924
Horizon Defined Risk Fund	(791,200)	791,200
Horizon U.S. Defensive Equity Fund	(1,182)	1,182
Horizon ESG & Defensive Core Fund	(749)	749

8. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of voting securities of a fund creates a presumption of control of that fund, under Section 2(a)(9) of the 1940 Act. As of May 31, 2023, the Funds had omnibus shareholder accounts (comprised of a group of individual shareholders), which amounted to more than 25% of the total shares outstanding of the respective Fund. Shareholders with a controlling interest could affect the outcome of proxy voting or direction of management of a Fund.

9. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements.

Horizon Funds

Disclosure of Fund Expenses (Unaudited)

May 31, 2023

As a shareholder of the Funds you incur ongoing costs, including management fees, sales charges, and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses: The column labeled “Actual” of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The column labeled “Hypothetical” of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Horizon Funds

Disclosure of Fund Expenses (Unaudited) (Continued)
May 31, 2023

			Actual		Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value 12/1/2022	Ending Account Value 5/31/2023	Expenses Paid During Period	Ending Account Value 5/31/2023	Expenses Paid During Period
Horizon Active Asset Allocation - Investor Class [1]	1.21%	$ 1,000.00	$ 976.61	$ 5.96	$ 1,018.90	$ 6.09
Horizon Active Asset Allocation - Advisor Class [1]	1.36%	$ 1,000.00	$ 975.41	$ 6.70	$ 1,018.15	$ 6.84
Horizon Active Asset Allocation - Institutional Class [1]	1.11%	$ 1,000.00	$ 976.89	$ 5.47	$ 1,019.40	$ 5.59
Horizon Active Risk Assist® - Investor Class [1]	1.20%	$ 1,000.00	$ 1,002.41	$ 5.99	$ 1,018.95	$ 6.04
Horizon Active Risk Assist® - Advisor Class [1]	1.35%	$ 1,000.00	$ 1,001.70	$ 6.74	$ 1,018.20	$ 6.79
Horizon Active Risk Assist® - Institutional Class [1]	1.10%	$ 1,000.00	$ 1,003.39	$ 5.49	$ 1,019.45	$ 5.54
Horizon Active Income - Investor Class [1]	1.00%	$ 1,000.00	$ 1,007.79	$ 5.01	$ 1,019.95	$ 5.04
Horizon Active Income - Advisor Class [1]	1.15%	$ 1,000.00	$ 1,006.90	$ 5.75	$ 1,019.20	$ 5.79
Horizon Active Income - Institutional Class [1]	0.90%	$ 1,000.00	$ 1,007.43	$ 4.50	$ 1,020.44	$ 4.53
Horizon Active Dividend - Investor Class [1]	1.11%	$ 1,000.00	$ 933.63	$ 5.35	$ 1,019.40	$ 5.59
Horizon Active Dividend - Advisor Class [1]	1.28%	$ 1,000.00	$ 932.79	$ 6.17	$ 1,018.55	$ 6.44
Horizon Defined Risk - Investor Class [1]	1.43%	$ 1,000.00	$ 1,031.18	$ 7.24	$ 1,017.80	$ 7.19
Horizon Defined Risk - Advisor Class [1]	1.58%	$ 1,000.00	$ 1,030.47	$ 8.00	$ 1,017.05	$ 7.95
Horizon U.S. Defensive Equity - Investor Class [1]	1.09%	$ 1,000.00	$ 980.87	$ 5.38	$ 1,019.50	$ 5.49
Horizon U.S. Defensive Equity - Advisor Class [1]	1.24%	$ 1,000.00	$ 980.40	$ 6.12	$ 1,018.75	$ 6.24
Horizon ESG & Defensive Core - Investor Class [1]	0.98%	$ 1,000.00	$ 1,026.64	$ 4.95	$ 1,020.04	$ 4.94
Horizon ESG & Defensive Core - Advisor Class [1]	1.13%	$ 1,000.00	$ 1,025.68	$ 5.71	$ 1,019.30	$ 5.69
Horizon U.S. Defensive Small/Mid Cap - Investor Class [2]	1.09%	$ 1,000.00	$ 1,013.60	$ 4.87	$ 1,017.35	$ 4.88
Horizon U.S. Defensive Small/Mid Cap - Advisor Class [3]	1.24%	$ 1,000.00	$ 942.34	$ 2.80	$ 1,008.76	$ 2.90
Horizon Tactical Fixed Income - Investor Class [2]	0.90%	$ 1,000.00	$ 966.93	$ 3.93	$ 1,018.20	$ 4.03
Horizon Tactical Fixed Income - Advisor Class [3]	1.05%	$ 1,000.00	$ 972.66	$ 2.41	$ 1,009.20	$ 2.46

[1]

Expenses Paid During the Period are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days, and divided by 365 (to reflect the number of days in the period).

[2]

Investor Classes of the Horizon U.S. Defensive Small/Mid Cap Fund and Horizon Tactical Fixed Income Fund commenced operation on 12/20/2022. Expenses Paid During the Period are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 162 days, and divided by 365 (to reflect the number of days in the period).

[3]

Advisor Classes of the Horizon U.S. Defensive Small/Mid Cap Fund and Horizon Tactical Fixed Income Fund commenced operation on 03/07/2023. Expenses Paid During the Period are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 85 days, and divided by 365 (to reflect the number of days in the period).

Horizon Funds

Statement Regarding Liquidity Risk Management Program (Unaudited)

May 31, 2023

The Funds have adopted and implemented a written liquidity risk management program (the “Program”) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”). The Liquidity Rule requires that each Fund establish a liquidity risk management program in order to effectively manage the Fund’s liquidity and shareholder redemptions. The Liquidity Rule is designed to mitigate the risk that a Fund could not meet redemption requests without significantly diluting the interests of its remaining investors.

The Liquidity Rule requires the Funds to assess, manage and review their liquidity risk at least annually, considering applicable factors such as investment strategy and liquidity during normal and foreseeable stressed conditions, including whether the strategy is appropriate for an open-end fund and whether the fund has a relatively concentrated portfolio or large positions in particular issuers. Each Fund must also assess its use of borrowings and derivatives, short-term and long-term cash flow projections in normal and stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

●	Highly liquid investments – cash or convertible to cash within three business days or less
●	Moderately liquid investments – convertible to cash in three to seven calendar days
●	Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
●	Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors, including various market, trading and investment- specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a Fund’s illiquid investments. Specifically, the Liquidity Rule prohibits acquisition of illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments and requires certain reporting anytime a Fund’s holdings of illiquid investments exceed 15% of net assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the review period, no Fund exceeded the 15% limit on illiquid investments.

The Liquidity Rule also requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or “HLIM”). The Program includes provisions for determining, periodically reviewing and complying with the HLIM requirement as applicable. During the review period, each Fund primarily held highly liquid investments and therefore was exempt from the requirement to adopt an HLIM and to comply with the related requirements under the Liquidity Rule.

Pursuant to the Liquidity Rule’s requirements, the Program has been reviewed and approved by the Funds’ Board of Trustees. At a recent meeting of the Fund’s Board of Trustees, the Board received a written report prepared by the Program’s Administrator that addressed the operation of the Program, assesses its adequacy and effectiveness and describes any material changes made to the Program.

The report noted that there had been a change in the membership of the committee designated as the Liquidity Risk Management Committee during the period, but confirmed that during the reporting period there had otherwise been no material changes to the Program, no material liquidity events impacting any of the Funds, and that each Fund held sufficiently highly liquid assets to meet Fund redemptions.

Horizon Funds

Statement Regarding Liquidity Risk Management Program (Unaudited) (Continued)

May 31, 2023

The report concluded that the Program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into account the Fund’s particular risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule.

The report also concluded that the Program, including the HLIM where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk.

Horizon Funds

Additional Information (Unaudited)

May 31, 2023

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year ended November 30, 2022, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Fund Name	Qualified Dividend Income
Horizon Active Asset Allocation Fund	12.84%
Horizon Active Risk Assist® Fund	18.56%
Horizon Active Income Fund	5.17%
Horizon Active Dividend Fund	91.63%
Horizon Defined Risk Fund	100.00%
Horizon U.S. Defensive Equity Fund	6.13%
Horizon ESG & Defensive Core Fund	33.85%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended November 30, 2022 was as follows:

Fund Name	Dividends Received Deduction
Horizon Active Asset Allocation Fund	1.38%
Horizon Active Risk Assist® Fund	4.19%
Horizon Active Income Fund	1.39%
Horizon Active Dividend Fund	75.70%
Horizon Defined Risk Fund	100.00%
Horizon U.S. Defensive Equity Fund	5.97%
Horizon ESG & Defensive Core Fund	33.12%

Foreign Tax Credit

For the year ended November 30, 2022, the Horizon Active Asset Allocation Fund, Horizon Active Income Fund and Horizon Active Risk Assist® Fund earned foreign source income and paid foreign taxes, which it intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code as follows:

Fund Name	Foreign Source Income Earned	Foreign Taxes Paid
Horizon Active Asset Allocation Fund	$3,672,966	$178,556
Horizon Active Risk Assist® Fund	$5,650,712	$391,612

Short Term Capital Gains

The Percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Fund Name	Short-Term
Horizon Active Asset Allocation Fund	94.34%
Horizon Active Risk Assist® Fund	91.58%
Horizon Active Income Fund	0.00%

Horizon Funds

Additional Information (Unaudited)

May 31, 2023

Fund Name	Short-Term
Horizon Active Dividend Fund	45.37%
Horizon Defined Risk Fund	0.00%
Horizon U.S. Defensive Equity Fund	97.52%
Horizon ESG & Defensive Core Fund	90.84%

Interested Trustees and Officers
Name, Address* and Year of Birth	Position/ Term of Office	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
John Drahzal** Year of Birth: 1966	Interested Trustee Indefinite Term of Office (since 2021) and President; One Year Term of Office (since 2021)	CEO and President of Horizon Investments, LLC (CEO November 2021 - present and President December 2020 - present); President of Horizon Investments, LLC (December 2020-November 2021); Various Positions at Horizon Investments (2017-2020).	9	None
Matthew Chambers Year of Birth: 1976	Vice President, Chief Compliance Officer and Secretary; One Year Term of Office (since 2015)	General Counsel and Chief Compliance Officer of Horizon Investments, LLC, December 2014-present; Attorney, Kilpatrick Townsend & Stockton, 2008-2014	Not Applicable	Not Applicable
Steve Terry Year of Birth: 1980	Treasurer; One Year Term of Office (since October 2018)	Head of Finance and Business Systems of Horizon Investments, LLC, August 2016-present; Co-Founder, Catamaran Investment Partners, 2015-August 2016; Principal Intersection Partners, 2011-2015.	Not Applicable	Not Applicable

*	The address for each Trustee and officer is 6210 Ardrey Kell Road, Suite 300, Charlotte, North Carolina 28277.

**	Mr. Drahzal is considered an “interested person” of the Trust, as defined in the 1940 Act, because of his current position with the Adviser.

Horizon Funds

ADDITIONAL INFORMATION (Unaudited) (Continued)

May 31, 2023

The Statement of Additional Information includes additional information about the Funds’ Trustees and is available free of charge upon request by calling the Funds toll free at (866) 371-2399.

Independent Trustees
Name, Address* and Year of Birth	Position/ Term of Office	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
John W. Davidson Year of Birth: 1946	Trustee; Indefinite Term of Office (since 2015)	Creator, author and founder of John Davidson’s Economic Comments (2009-2018).	9	Trustee, AdvisorOne Funds (7 portfolios).
Todd W. Gaylord Year of Birth: 1975	Trustee; Indefinite Term of Office (since 2015)	Consultant (financial Services) since 2012; Owner, McCauley Street Partners, Inc. (real estate brokerage firm) (2009-2014); Vice President, Corporate Bond, Syndicated Loan, and Credit Default Swap Trader, Wachovia Securities (2005-2008).	9	None
Thomas W. Okel Year of Birth: 1962	Trustee; Indefinite Term of Office (since 2015)	Executive Director (2011-2019), Catawba Lands Conservancy; Global Head of Syndicated Capital Markets (1998-2010), Bank of America Merrill Lynch.	9

Trustee, Barings Funds Trust (8 portfolios); Trustee, Barings Global Short Duration High Yield Fund (1 portfolio). Trustee, Barings BDC, Inc. Trustee, Barings Private Investment Corporation. Trustee barings Captial Investment Corporation.

*	The address for each Trustee and officer is 6210 Ardrey Kell Road, Suite 300, Charlotte, North Carolina 28277.

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Investment Adviser
Horizon Investments, LLC
6210 Ardrey Kell Road, Suite 300
Charlotte, NC 28277

Distributor
Quasar Distributors, LLC
111 E. Kilbourn Ave, Suite 2200
Milwaukee, WI 53202

Custodian
U.S. Bank N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

Legal Counsel
Kilpatrick Townsend & Stockton LLP
1001 West Fourth Street
Winston-Salem, NC 27101

How to Obtain Proxy Voting Information

Information regarding how the Funds vote proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling l-855-754-7932 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Funds file their complete schedules of portfolio holdings with the SEC for their first and third fiscal quarters on Part F of Form N-PORT. Once filed, the Funds’ Part F of Form N-PORT is available without charge, upon request on the SEC’s website (http://www.sec.gov) and is available by calling 1-855-754-7932.

(b)	Not applicable for this Registrant

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any procedure by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days prior to the filing date of this Form N-CSR, that the disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the registrant in this Form N-CSR is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in this Form N-CSR is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 1, 2018.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Horizon Funds

By (Signature and Title)*	/s/ John Drahzal
John Drahzal, President and Principal Executive Officer

Date:	August 3, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John Drahzal
John Drahzal, President and Principal Executive Officer

Date:	August 3, 2023

By (Signature and Title)*	/s/ Stephen Terry
Stephen Terry, Treasurer and Principal Financial Officer

Date:	August 2, 2023

* Print the name and title of each signing officer under his or her signature.